           As filed with the Securities and Exchange Commission on July 29, 2010

                                            1933 Act Registration No. 033-70742

                                            1940 Act Registration No. 811-08090
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION


                             Washington, D.C. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [_]

                      POST-EFFECTIVE AMENDMENT NO. 91 [X]

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [_]
                              AMENDMENT NO. 93 [X]

                   LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
               (Exact Name of Registrant as Specified in Charter)

                  LVIP SSgA Conservative Index Allocation Fund
                    LVIP SSgA Moderate Index Allocation Fund
             LVIP SSgA Moderately Aggressive Index Allocation Fund
               LVIP SSgA Conservative Structured Allocation Fund
                 LVIP SSgA Moderate Structured Allocation Fund
           LVIP SSgA Moderately Aggressive Structured Allocation Fund
LVIP SSgA Global Tactical Allocation Fund (formerly, LVIP Wilshire Aggressive
                                 Profile Fund)

                           1300 South Clinton Street
                           Fort Wayne, Indiana 46801
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (260) 455-2000

                            Nicole S. Jones, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                        Copies of all communications to:

                         Robert A. Robertson, Esquire
                                  Dechert, LLP
                          2010 Main Street, Suite 500
                               Irvine, CA 92614

                          Fiscal Year-end: December 31

It is proposed that this filing will become effective:

[_]  immediately upon filing pursuant to paragraph (b)

[X]  on July 30, 2010, pursuant to paragraph (b)

[_]  60 days after filing pursuant to paragraph (a)(1)

[_]  on _______________ pursuant to paragraph (a)(1)

[_]  75 days after filing pursuant to paragraph (a)(2)

[_]  on ___________pursuant to paragraph (a)(2) of Rule 485.

                    If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment to the Registration Statement of Lincoln Variable Insurance Products Trust is being filed to establish the LVIP SSgA Conservative Index Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Moderately Aggressive Index Allocation Fund, LVIP SSgA Conservative Structured Allocation Fund, LVIP SSgA Moderate Structured Allocation Fund, LVIP SSgA Moderately Aggressive Structured Allocation Fund, and LVIP SSgA Global Tactical Allocation Fund (formerly, LVIP Wilshire Aggressive Profile Fund). The funds' prospectuses are conformed to the Summary
    Prospectus Rule as set forth in 17 C.F.R. Parts 230, 232, 239, and 274.

                Lincoln Variable Insurance Products Trust


                     LVIP SSgA Conservative Index Allocation Fund



                Standard Class


                1300 South Clinton Street
                Fort Wayne, Indiana 46802


                Prospectus July 30, 2010





The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.




As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents




Item                                                                                   Page
Summary Section                                                                         1
 Investment Objective                                                                   1
 Fees and Expenses                                                                      1
   Shareholder Fees                                                                     1
   Annual Fund Operating Expenses                                                       1
   Example                                                                              1
   Portfolio Turnover                                                                   1
 Principal Investment Strategies                                                        2
 Principal Risks                                                                        2
 Fund Performance                                                                       3
 Investment Adviser                                                                     3
 Tax Information                                                                        3
 Payments to Insurance Companies, Broker-Dealers and other Financial Intermediaries     3
Investment Objective and Principal Investment Strategies                                4
Principal Risks                                                                         5
Management and Organization                                                             6
Pricing of Fund Shares                                                                  7
Purchase and Sale of Fund Shares                                                        8
Market Timing                                                                           8
Portfolio Holdings Disclosure                                                           9
Share Classes and Distribution Arrangements                                             9
Distribution Policy and Federal Income Tax Considerations                               9
Financial Highlights                                                                   10

LVIP SSgA Conservative Index Allocation Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP SSgA Conservative Index Allocation Fund is to seek a high level of current income, with some consideration given to growth of capital.


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Standard Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.



Shareholder Fees (fees paid directly from your investment)
 Maximum Sales Charge (Load) Imposed on Purchases                                              N/A
 Maximum Deferred Sales Charge (Load)                                                          N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.25%
 Distribution and/or Service (12b-1) fees                                                     None
 Other Expenses1                                                                                1.05%
 Acquired Fund Fees and Expenses (AFFE)                                                         0.40%
 Total Annual Fund Operating Expenses                                                           1.70%
 Less Fee Waiver and Expense Reimbursement2                                                    (1.10%)
 Net Expenses (including AFFE)                                                                  0.60%

1 Other expenses are based on estimated amounts for the current fiscal year.


2 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012. LIA has also contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating expenses (excluding underlying fund fees and expenses) exceeds 0.20% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.



Example



The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the time period shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.




 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $61      $428   N/A       N/A

1 Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year three.


Portfolio Turnover


The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.


LVIP SSgA Conservative Index Allocation Fund                                 1

Principal Investment Strategies


The LVIP SSgA Conservative Index Allocation Fund operates under a fund of funds structure. Under normal circumstances, the fund's investment strategy is to invest approximately 60% of its assets in other mutual funds (underlying funds) which, in turn invest in fixed income securities (bonds), and approximately 40% of its assets in underlying funds which invest in equity securities (stocks). The fund may also invest in exchange-traded-funds (ETFs).

The adviser develops the fund's asset allocation strategy based on the fund's investment strategy. Through its investment in underlying funds, the fund's investment strategy will be to allocate a large percentage of assets in domestic fixed income securities (bonds) including mortgage-backed securities and inflation-indexed bonds, with a smaller percentage of assets allocated to domestic and foreign equity securities (stocks) with growth and value styles. The investments described above are the principal investment strategies of the fund.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the fund's asset allocation strategy consistent with the fund's investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and third party research to construct the portfolio. The underlying fund selection is made based on the fund's particular asset allocation strategy, the adviser's desired asset class exposures and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund's suitability as an investment for the fund.



Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.

 o Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.
 o Passive Management Risk: The fund will invest in underlying funds that use an indexing strategy and do not individually select stocks. These underlying funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.

 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the fund's yield.
 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.

 o Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reiusse the debt at a lower rate. This action may reduce a fund's income because the fund may have to reinvest the proceeds at lower interest rates.
 o Mortgage-Backed Securities Risk: The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
 o Exchange-Traded Funds Risk: The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in the price of the ETF being more volatile and ETFs have management fees that increase their costs.

 o Inflation Indexed Bond Risk: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.


2  LVIP SSgA Conservative Index Allocation Fund

 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Growth Stocks Risks: Growth stocks have historically been more volatile than value stocks over the long-term. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Non-diversification Risk: The fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the fund's value may decrease because of a single investment or a small number of investments.


Because the fund has a greater target percentage of assets allocated to fixed income investments and inflation-indexed bonds than the LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Moderate Structured Allocation Fund, LVIP SSgA Moderately Aggressive Index Allocation Fund and the LVIP SSgA Moderately Aggressive Structured Allocation Fund it will be more susceptible to the risks associated with fixed income investments and inflation-indexed bonds.



Fund Performance


The fund commenced operations on or about July 30, 2010. Once the fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.



Investment Adviser


Investment Adviser: Lincoln Investment Advisors Corporation




Portfolio Manager(s)   Company Title              Experience w/Fund
---------------------- -------------------------- ------------------
Kevin J. Adamson       Second Vice President      Since July 2010
David A. Weiss         Assistant Vice President   Since July 2010


Tax Information

The fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.


Payments to Insurance Companies, Broker-Dealers and other Financial
Intermediaries

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.


LVIP SSgA Conservative Index Allocation Fund                                 3

Investment Objective and Principal Investment Strategies

The investment objective of the LVIP SSgA Conservative Index Allocation Fund is to seek a high level of current income with some consideration given to growth of capital. The fund will be non-diversified as defined in the Investment Company Act of 1940. This objective is non-fundamental and may be changed without shareholder approval. The investments described below are the principal investment strategies of the fund.

The fund operates under a fund of funds structure. The fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. Under normal circumstances, the fund's investment strategy is to invest approximately 60% of its assets in other mutual funds (underlying funds) which in turn invest in fixed income securities (bonds), and approximately 40% of its assets in underlying funds which invest in equity securities (stocks). The underlying funds will include but are not limited to funds that employ a passive investment style (i.e. index funds), and Exchange Traded Funds (ETFs) including funds or ETFs advised by the fund's investment adviser.

The adviser develops the fund's asset allocation strategy based on the fund's investment strategy. Through its investment in underlying funds, the fund's investment strategy will be to allocate a large percentage of assets in domestic fixed income securities (bonds) including mortgage-backed securities and inflation-indexed bonds, with a smaller percentage of assets allocated to domestic and foreign equity securities (stocks) with growth and value styles. Descriptions of the investments for the underlying funds within each asset class are listed below:

Growth Stocks: Growth stocks are stocks of companies whose earnings and/or revenue are anticipated to grow faster than its industry or the overall market. Growth companies typically pay little or no dividends.

Value Stocks: Value stocks are stocks of companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. Value companies tend to have stock prices that are relatively low to their earnings, dividends, assets, or other financial measures.

Fixed Income Investments (bonds): Domestic investment grade bonds include U.S. Treasury, agency, credit, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

Inflation-Indexed Bonds: Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.

Mortgage-Backed Securities (MBS): Mortgage-backed securities are issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages.

Foreign Securities: Foreign (international) securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the United States.

Exchanged Traded Funds (ETFs): Exchanged traded funds are funds that track an index, by bundling together securities that are in an index, but can be traded on an exchange like a stock.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the fund's asset allocation strategy consistent with the fund's investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and third party research to construct the portfolio. The underlying fund selection is made based on the fund's particular asset allocation strategy, the adviser's desired asset class exposures, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund's suitability as an investment for the fund.
In response to market, economic, political, or other conditions the fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the fund's principal investment strategies. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.


What are the Underlying Funds?

The fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a fund to invest in other affiliated and non-affiliated funds, including exchange traded funds (ETFs), and other securities. The fund has received an exemptive order from the SEC (Release No. 29196) to permit the fund to invest in non-affiliated funds without limitation, securities and other investments subject to certain conditions. The fund will invest in various underlying funds that are advised by LIA, which invest directly in equity and fixed income securities. Because these funds are advised by the same adviser - LIA - they are considered to be affiliated funds.

The relative weightings for the fund in the various underlying funds will vary over time, and the fund is not required to invest in any particular underlying fund or in any particular percentage. The portfolio manager may add, eliminate or replace underlying funds at any time and may invest in non-affiliated funds or other types of investment securities, as described above, all without prior notice to shareholders.


The fund currently expects to invest in some or all of the underlying funds described below and may invest in other funds not listed. While the underlying funds are categorized generally as "Equity" (stocks) and "Fixed Income" (bonds), some of the underlying funds invest in a mix of securities of foreign and domestic issuers, investment-grade and other securities.





Equity Underlying Funds  Investment Objective
-----------------------  ------------------------------------
LVIP SSgA International Tracks broad foreign index
Index Fund
LVIP SSgA S&P 500 Index Tracks S&P 500 Index
Fund
LVIP SSgA Small-Cap     Tracks Russell 2000 (Reg. TM) Index
Index Fund



Fixed Income Underlying
         Funds           Investment Objective
-----------------------  --------------------------------------------
LVIP SSgA Bond Index    Tracks Barclays Capital U.S. Aggregate Bond
Fund                    Index


Principal Risks


Because the fund invests in the shares of the underlying funds, the fund invests in the same investments as made by the various underlying funds. By investing in the fund, therefore, you assume the same types of risks, either directly or indirectly, as investing in those underlying funds.

The fund's investment strategy is to vary the amount invested among the asset classes of securities over time. The fund is subject to asset allocation risk, which is the risk that the fund may allocate assets to an asset class that underperforms other asset classes. For example, the fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

Equity Investments (Stocks). For underlying funds allocated to equities, the primary risk is that the value of the stocks it holds will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of a fund's stock investments and, therefore, the value of a fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the manager believes to the their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earning, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market. The growth style may, over time, go in and out of favor. At times when growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.


Because the LVIP SSgA Moderately Aggressive Index Allocation Fund and the LVIP SSgA Moderately Aggressive Structured Allocation Fund, has a greater target percentage of assets allocated to equities than the LVIP SSgA Moderate Index Allocation Fund, LVIP Moderate Structured Allocation Fund, LVIP SSgA Conservative Index Allocation Fund and the LVIP SSgA Conservative Structured Allocation Fund, they will be more susceptible to the risks associated with equities. The LVIP SSgA Moderate Index Allocation Fund and the LVIP SSgA Moderate Structured Allocation Fund will be more susceptible to the risks associated with equities than the LVIP SSgA Conservative Index Allocation Fund and the LVIP SSgA Conservative Structured Allocation Fund.


Fixed Income Investments (Bonds). For underlying funds allocated to fixed-income, the primary risks are interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities. The value of the debt obligations held by a fund and, therefore, the value of the fund's shares, will fluctuate with the changes in the credit ratings of the debt obligations held.

Inflation Indexed Bond is the risk if the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If the nominal interest rates increase at a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.


Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate. This action may reduce a fund's income because the fund may have to reinvest the proceeds at lower interest rates .

Mortgage-Backed Securities Risk is the risk that the value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early lowering the potential total return, and during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value may decline.

Because the LVIP SSgA Conservative Index Allocation Fund and the LVIP SSgA Conservative Structured Allocation Fund have a greater target percentage of assets allocated to fixed income investments and inflation-indexed bonds than the LVIP SSgA Moderate Index Allocation Fund, LVIP Moderate Structured Allocation Fund, LVIP SSgA Moderately Aggressive Index Allocation Fund, and the LVIP SSgA Moderately Aggressive Structured Allocation Fund, they will be more susceptible to the risks associated with fixed income investments and inflation-indexed bonds. The LVIP SSgA Moderate Index Allocation Fund and the LVIP SSgA Moderate Structured Allocation Fund will be more susceptible to the risks associated with fixed income investments and inflation-indexed bonds than the LVIP SSgA Moderately Aggressive Index Allocation Fund and the LVIP SSgA Moderately Aggressive Structured Allocation Fund.

Foreign Investments (Equity). For underlying funds allocated to foreign securities, additional risks are involved that are not present in U.S. securities. Foreign currency fluctuations or economic, financial or political instability could cause the value of a fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, assets allocated to foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

Because the LVIP SSgA Moderately Aggressive Index Allocation Fund and the LVIP SSgA Moderately Aggressive Structured Allocation Fund have a greater target percentage of assets allocated to foreign investments than the LVIP SSgA Moderate Index Allocation Fund, LVIP Moderate Structured Allocation Fund, LVIP SSgA Conservative Index Allocation Fund and the LVIP Conservative Structured Allocation Fund, they will be more susceptible to the risks associated with foreign investments. The LVIP SSgA Moderate Index Allocation Fund and the LVIP SSgA Moderate Structured Allocation Fund will be more susceptible to the risk associated with foreign investments than the LVIP SSgA Conservative Index Allocation Fund and the LVIP SSgA Conservative Structured Allocation Fund.


Exchange Traded Funds (ETFs). The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Non-Diversification. The fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the fund's value may decrease because of a single investment or a small number of investments.


Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release Nos. IC-27512 and 29197) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser: Lincoln Investment Advisors Corporation (LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The Trust has entered into an Investment Management Agreement with LIA. The fund operates as a "fund of funds." In this structure, the fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.

The Investment Adviser its total annual management fee for the most recently completed fiscal year, and portfolio managers are shown below:




Adviser                LIA (advisory fee is 0.15% of the fund's average daily net assets, including the advisory fee waiver)
Portfolio Manager(s)   Kevin J. Adamson, CPA and David A. Weiss, CFA are responsible for the day-to-day management of the fund. Mr. Adamson joined the Lincoln organization in 2004 and since that time he has served as Director of Funds Management Operations responsible for managing daily operations. Mr. Adamson has served as
                       Second Vice President of LIA since 2007. Mr. Weiss has been employed with LIA (formerly Jefferson Pilot investment Advisory Corp.) since 2004 and has served as Assistant Vice President of LIA since 2007. Mr.
                       Weiss currently serves as Director of Funds Management Research where he is responsible for leading the due diligence and research efforts for the Trust's investment managers, including oversight of the Trust's asset allocation services.


LIA has hired SSgA Funds Management Inc. (SSgA FM) to provide consulting services to LIA in its management of the fund. SSgA has no management discretion over fund assets and is paid no compensation by LIA under the consulting agreement.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and contract for the fund will be available in the annual report to shareholders for the period ended December 31, 2010.


Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other unaffiliated insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.


Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.


Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.


Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.


Distribution Policy and Federal Income Tax Considerations

The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year income or gains are earned by the fund. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.

Financial Highlights

The fund was not available for investment as of the date of this Prospectus. As a result there are no financial highlights available for this fund.

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.


You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated July 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.


You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.


                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust


                     LVIP SSgA Conservative Index Allocation Fund



                Service Class


                1300 South Clinton Street
                Fort Wayne, Indiana 46802


                Prospectus July 30, 2010





The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.




As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents




Item                                                                                   Page
Summary Section                                                                         1
 Investment Objective                                                                   1
 Fees and Expenses                                                                      1
   Shareholder Fees                                                                     1
   Annual Fund Operating Expenses                                                       1
   Example                                                                              1
   Portfolio Turnover                                                                   1
 Principal Investment Strategies                                                        2
 Principal Risks                                                                        2
 Fund Performance                                                                       3
 Investment Adviser                                                                     3
 Tax Information                                                                        3
 Payments to Insurance Companies, Broker-Dealers and other Financial Intermediaries     3
Investment Objective and Principal Investment Strategies                                4
Principal Risks                                                                         5
Management and Organization                                                             6
Pricing of Fund Shares                                                                  7
Purchase and Sale of Fund Shares                                                        8
Market Timing                                                                           8
Portfolio Holdings Disclosure                                                           9
Share Classes and Distribution Arrangements                                             9
Distribution Policy and Federal Income Tax Considerations                               9
Financial Highlights                                                                   10

LVIP SSgA Conservative Index Allocation Fund
(Service Class)

Investment Objective
The investment objective of the LVIP SSgA Conservative Index Allocation Fund is to seek a high level of current income, with some consideration given to growth of capital.


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Service Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.



Shareholder Fees (fees paid directly from your investment)
 Maximum Sales Charge (Load) Imposed on Purchases                                              N/A
 Maximum Deferred Sales Charge (Load)                                                          N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.25%
 Distribution and/or Service (12b-1) fees                                                       0.25%
 Other Expenses1                                                                                1.05%
 Acquired Fund Fees and Expenses (AFFE)                                                         0.40%
 Total Annual Fund Operating Expenses                                                           1.95%
 Less Fee Waiver and Expense Reimbursement2                                                    (1.10%)
 Net Expenses (including AFFE)                                                                  0.85%

1 Other expenses are based on estimated amounts for the current fiscal year.


2 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012. LIA has also contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating expenses (excluding underlying fund fees and expenses) exceeds 0.45% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.



Example



The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the time period shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.




 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $87      $505   N/A       N/A

1 Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year three.


Portfolio Turnover


The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.


LVIP SSgA Conservative Index Allocation Fund                                 1

Principal Investment Strategies


The LVIP SSgA Conservative Index Allocation Fund operates under a fund of funds structure. Under normal circumstances, the fund's investment strategy is to invest approximately 60% of its assets in other mutual funds (underlying funds) which, in turn invest in fixed income securities (bonds), and approximately 40% of its assets in underlying funds which invest in equity securities (stocks). The fund may also invest in exchange-traded-funds (ETFs).

The adviser develops the fund's asset allocation strategy based on the fund's investment strategy. Through its investment in underlying funds, the fund's investment strategy will be to allocate a large percentage of assets in domestic fixed income securities (bonds) including mortgage-backed securities and inflation-indexed bonds, with a smaller percentage of assets allocated to domestic and foreign equity securities (stocks) with growth and value styles. The investments described above are the principal investment strategies of the fund.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the fund's asset allocation strategy consistent with the fund's investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and third party research to construct the portfolio. The underlying fund selection is made based on the fund's particular asset allocation strategy, the adviser's desired asset class exposures and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund's suitability as an investment for the fund.



Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.

 o Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.
 o Passive Management Risk: The fund will invest in underlying funds that use an indexing strategy and do not individually select stocks. These underlying funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.

 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the fund's yield.
 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.

 o Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reiusse the debt at a lower rate. This action may reduce a fund's income because the fund may have to reinvest the proceeds at lower interest rates.
 o Mortgage-Backed Securities Risk: The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
 o Exchange-Traded Funds Risk: The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in the price of the ETF being more volatile and ETFs have management fees that increase their costs.

 o Inflation Indexed Bond Risk: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.


2  LVIP SSgA Conservative Index Allocation Fund

 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Growth Stocks Risks: Growth stocks have historically been more volatile than value stocks over the long-term. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Non-diversification Risk: The fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the fund's value may decrease because of a single investment or a small number of investments.


Because the fund has a greater target percentage of assets allocated to fixed income investments and inflation-indexed bonds than the LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Moderate Structured Allocation Fund, LVIP SSgA Moderately Aggressive Index Allocation Fund and the LVIP SSgA Moderately Aggressive Structured Allocation Fund it will be more susceptible to the risks associated with fixed income investments and inflation-indexed bonds.



Fund Performance


The fund commenced operations on or about July 30, 2010. Once the fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.



Investment Adviser


Investment Adviser: Lincoln Investment Advisors Corporation




Portfolio Manager(s)   Company Title              Experience w/Fund
---------------------- -------------------------- ------------------
Kevin J. Adamson       Second Vice President      Since July 2010
David A. Weiss         Assistant Vice President   Since July 2010


Tax Information

The fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.


Payments to Insurance Companies, Broker-Dealers and other Financial
Intermediaries

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.


LVIP SSgA Conservative Index Allocation Fund                                 3

Investment Objective and Principal Investment Strategies

The investment objective of the LVIP SSgA Conservative Index Allocation Fund is to seek a high level of current income with some consideration given to growth of capital. The fund will be non-diversified as defined in the Investment Company Act of 1940. This objective is non-fundamental and may be changed without shareholder approval. The investments described below are the principal investment strategies of the fund.

The fund operates under a fund of funds structure. The fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. Under normal circumstances, the fund's investment strategy is to invest approximately 60% of its assets in other mutual funds (underlying funds) which in turn invest in fixed income securities (bonds), and approximately 40% of its assets in underlying funds which invest in equity securities (stocks). The underlying funds will include but are not limited to funds that employ a passive investment style (i.e. index funds), and Exchange Traded Funds (ETFs) including funds or ETFs advised by the fund's investment adviser.

The adviser develops the fund's asset allocation strategy based on the fund's investment strategy. Through its investment in underlying funds, the fund's investment strategy will be to allocate a large percentage of assets in domestic fixed income securities (bonds) including mortgage-backed securities and inflation-indexed bonds, with a smaller percentage of assets allocated to domestic and foreign equity securities (stocks) with growth and value styles. Descriptions of the investments for the underlying funds within each asset class are listed below:

Growth Stocks: Growth stocks are stocks of companies whose earnings and/or revenue are anticipated to grow faster than its industry or the overall market. Growth companies typically pay little or no dividends.

Value Stocks: Value stocks are stocks of companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. Value companies tend to have stock prices that are relatively low to their earnings, dividends, assets, or other financial measures.

Fixed Income Investments (bonds): Domestic investment grade bonds include U.S. Treasury, agency, credit, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

Inflation-Indexed Bonds: Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.

Mortgage-Backed Securities (MBS): Mortgage-backed securities are issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages.

Foreign Securities: Foreign (international) securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the United States.

Exchanged Traded Funds (ETFs): Exchanged traded funds are funds that track an index, by bundling together securities that are in an index, but can be traded on an exchange like a stock.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the fund's asset allocation strategy consistent with the fund's investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and third party research to construct the portfolio. The underlying fund selection is made based on the fund's particular asset allocation strategy, the adviser's desired asset class exposures, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund's suitability as an investment for the fund.
In response to market, economic, political, or other conditions the fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the fund's principal investment strategies. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.


What are the Underlying Funds?

The fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a fund to invest in other affiliated and non-affiliated funds, including exchange traded funds (ETFs), and other securities. The fund has received an exemptive order from the SEC (Release No. 29196) to permit the fund to invest in non-affiliated funds without limitation, securities and other investments subject to certain conditions. The fund will invest in various underlying funds that are advised by LIA, which invest directly in equity and fixed income securities. Because these funds are advised by the same adviser - LIA - they are considered to be affiliated funds.

The relative weightings for the fund in the various underlying funds will vary over time, and the fund is not required to invest in any particular underlying fund or in any particular percentage. The portfolio manager may add, eliminate or replace underlying funds at any time and may invest in non-affiliated funds or other types of investment securities, as described above, all without prior notice to shareholders.


The fund currently expects to invest in some or all of the underlying funds described below and may invest in other funds not listed. While the underlying funds are categorized generally as "Equity" (stocks) and "Fixed Income" (bonds), some of the underlying funds invest in a mix of securities of foreign and domestic issuers, investment-grade and other securities.





Equity Underlying Funds  Investment Objective
-----------------------  ------------------------------------
LVIP SSgA International Tracks broad foreign index
Index Fund
LVIP SSgA S&P 500 Index Tracks S&P 500 Index
Fund
LVIP SSgA Small-Cap     Tracks Russell 2000 (Reg. TM) Index
Index Fund



Fixed Income Underlying
         Funds           Investment Objective
-----------------------  --------------------------------------------
LVIP SSgA Bond Index    Tracks Barclays Capital U.S. Aggregate Bond
Fund                    Index


Principal Risks


Because the fund invests in the shares of the underlying funds, the fund invests in the same investments as made by the various underlying funds. By investing in the fund, therefore, you assume the same types of risks, either directly or indirectly, as investing in those underlying funds.

The fund's investment strategy is to vary the amount invested among the asset classes of securities over time. The fund is subject to asset allocation risk, which is the risk that the fund may allocate assets to an asset class that underperforms other asset classes. For example, the fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

Equity Investments (Stocks). For underlying funds allocated to equities, the primary risk is that the value of the stocks it holds will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of a fund's stock investments and, therefore, the value of a fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the manager believes to the their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earning, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market. The growth style may, over time, go in and out of favor. At times when growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.


Because the LVIP SSgA Moderately Aggressive Index Allocation Fund and the LVIP SSgA Moderately Aggressive Structured Allocation Fund, has a greater target percentage of assets allocated to equities than the LVIP SSgA Moderate Index Allocation Fund, LVIP Moderate Structured Allocation Fund, LVIP SSgA Conservative Index Allocation Fund and the LVIP SSgA Conservative Structured Allocation Fund, they will be more susceptible to the risks associated with equities. The LVIP SSgA Moderate Index Allocation Fund and the LVIP SSgA Moderate Structured Allocation Fund will be more susceptible to the risks associated with equities than the LVIP SSgA Conservative Index Allocation Fund and the LVIP SSgA Conservative Structured Allocation Fund.


Fixed Income Investments (Bonds). For underlying funds allocated to fixed-income, the primary risks are interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities. The value of the debt obligations held by a fund and, therefore, the value of the fund's shares, will fluctuate with the changes in the credit ratings of the debt obligations held.

Inflation Indexed Bond is the risk if the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If the nominal interest rates increase at a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.


Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate. This action may reduce a fund's income because the fund may have to reinvest the proceeds at lower interest rates .

Mortgage-Backed Securities Risk is the risk that the value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early lowering the potential total return, and during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value may decline.

Because the LVIP SSgA Conservative Index Allocation Fund and the LVIP SSgA Conservative Structured Allocation Fund have a greater target percentage of assets allocated to fixed income investments and inflation-indexed bonds than the LVIP SSgA Moderate Index Allocation Fund, LVIP Moderate Structured Allocation Fund, LVIP SSgA Moderately Aggressive Index Allocation Fund, and the LVIP SSgA Moderately Aggressive Structured Allocation Fund, they will be more susceptible to the risks associated with fixed income investments and inflation-indexed bonds. The LVIP SSgA Moderate Index Allocation Fund and the LVIP SSgA Moderate Structured Allocation Fund will be more susceptible to the risks associated with fixed income investments and inflation-indexed bonds than the LVIP SSgA Moderately Aggressive Index Allocation Fund and the LVIP SSgA Moderately Aggressive Structured Allocation Fund.

Foreign Investments (Equity). For underlying funds allocated to foreign securities, additional risks are involved that are not present in U.S. securities. Foreign currency fluctuations or economic, financial or political instability could cause the value of a fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, assets allocated to foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

Because the LVIP SSgA Moderately Aggressive Index Allocation Fund and the LVIP SSgA Moderately Aggressive Structured Allocation Fund have a greater target percentage of assets allocated to foreign investments than the LVIP SSgA Moderate Index Allocation Fund, LVIP Moderate Structured Allocation Fund, LVIP SSgA Conservative Index Allocation Fund and the LVIP Conservative Structured Allocation Fund, they will be more susceptible to the risks associated with foreign investments. The LVIP SSgA Moderate Index Allocation Fund and the LVIP SSgA Moderate Structured Allocation Fund will be more susceptible to the risk associated with foreign investments than the LVIP SSgA Conservative Index Allocation Fund and the LVIP SSgA Conservative Structured Allocation Fund.


Exchange Traded Funds (ETFs). The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Non-Diversification. The fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the fund's value may decrease because of a single investment or a small number of investments.


Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release Nos. IC-27512 and 29197) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser: Lincoln Investment Advisors Corporation (LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The Trust has entered into an Investment Management Agreement with LIA. The fund operates as a "fund of funds." In this structure, the fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.

The Investment Adviser its total annual management fee for the most recently completed fiscal year, and portfolio managers are shown below:




Adviser                LIA (advisory fee is 0.15% of the fund's average daily net assets, including the advisory fee waiver)
Portfolio Manager(s)   Kevin J. Adamson, CPA and David A. Weiss, CFA are responsible for the day-to-day management of the fund. Mr. Adamson joined the Lincoln organization in 2004 and since that time he has served as Director of Funds Management Operations responsible for managing daily operations. Mr. Adamson has served as
                       Second Vice President of LIA since 2007. Mr. Weiss has been employed with LIA (formerly Jefferson Pilot investment Advisory Corp.) since 2004 and has served as Assistant Vice President of LIA since 2007. Mr.
                       Weiss currently serves as Director of Funds Management Research where he is responsible for leading the due diligence and research efforts for the Trust's investment managers, including oversight of the Trust's asset allocation services.


LIA has hired SSgA Funds Management Inc. (SSgA FM) to provide consulting services to LIA in its management of the fund. SSgA has no management discretion over fund assets and is paid no compensation by LIA under the consulting agreement.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory contract for the fund will be available in the annual report to shareholders for the period ended December 31, 2010.


Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other unaffiliated insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.


Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.


Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.


Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.


Distribution Policy and Federal Income Tax Considerations

The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year income or gains are earned by the fund. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.

Financial Highlights

The fund was not available for investment as of the date of this Prospectus. As a result there are no financial highlights available for this fund.

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.


You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated July 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.


You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.


                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust


                     LVIP SSgA Moderate Index Allocation Fund



                Standard Class


                1300 South Clinton Street
                Fort Wayne, Indiana 46802


                Prospectus July 30, 2010





The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.




As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents




Item                                                                                   Page
Summary Section                                                                         1
 Investment Objective                                                                   1
 Fees and Expenses                                                                      1
   Shareholder Fees                                                                     1
   Annual Fund Operating Expenses                                                       1
   Example                                                                              1
   Portfolio Turnover                                                                   1
 Principal Investment Strategies                                                        2
 Principal Risks                                                                        2
 Fund Performance                                                                       3
 Investment Adviser                                                                     3
 Tax Information                                                                        3
 Payments to Insurance Companies, Broker-Dealers and other Financial Intermediaries     3
Investment Objective and Principal Investment Strategies                                4
Principal Risks                                                                         5
Management and Organization                                                             6
Pricing of Fund Shares                                                                  7
Purchase and Sale of Fund Shares                                                        8
Market Timing                                                                           8
Portfolio Holdings Disclosure                                                           9
Share Classes and Distribution Arrangements                                             9
Distribution Policy and Federal Income Tax Considerations                               9
Financial Highlights                                                                   10

LVIP SSgA Moderate Index Allocation Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP SSgA Moderate Index Allocation Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Standard Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.



Shareholder Fees (fees paid directly from your investment)
 Maximum Sales Charge (Load) Imposed on Purchases                                              N/A
 Maximum Deferred Sales Charge (Load)                                                          N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.25%
 Distribution and/or Service (12b-1) fees                                                     None
 Other Expenses1                                                                                0.55%
 Acquired Fund Fees and Expenses (AFFE)                                                         0.40%
 Total Annual Fund Operating Expenses                                                           1.20%
 Less Fee Waiver and Expense Reimbursement2                                                    (0.60%)
 Net Expenses (including AFFE)                                                                  0.60%

1 Other expenses are based on estimated amounts for the current fiscal year.


2 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012. LIA has also contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating expenses (excluding underlying fund fees and expenses) exceeds 0.20% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.



Example



The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the time period shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.




 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $61      $321   N/A       N/A

1 Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year three.


Portfolio Turnover


The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.


LVIP SSgA Moderate Index Allocation Fund                                     1

Principal Investment Strategies

The LVIP SSgA Moderate Index Allocation Fund operates under a fund of funds structure. Under normal circumstances, the fund's investment strategy is to invest approximately 60% of its assets in other mutual funds (underlying funds) which, in turn invest in equity securities (stocks), and approximately 40% of its assets in underlying funds which invest in fixed income securities (bonds). The fund may also invest in exchange-traded-funds (ETFs).

 The adviser develops the fund's asset allocation strategy based on the fund's investment strategy. Through its investment in underlying funds, the fund's investment strategy will be to allocate a large percentage of assets in domestic and foreign equity securities (stocks) with growth and value styles, with a smaller percentage of assets allocated to domestic fixed income securities (bonds) including mortgage-backed securities and inflation-indexed bonds. The investments described above are the principal investment strategies of the fund.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the fund's asset allocation strategy consistent with the fund's investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and third party research to construct the portfolio. The underlying fund selection is made based on the fund's particular asset allocation strategy, the adviser's desired asset class exposures and the investment styles of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund's suitability as an investment for the fund.



Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.

 o Passive Management Risk: The fund will invest in underlying funds that use an indexing strategy and do not individually select stocks. These underlying funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.

 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the fund's yield.
 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.

 o Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reiusse the debt at a lower rate. This action may reduce a fund's income because the fund may have to reinvest the proceeds at lower interest rates.
 o Mortgage-Backed Securities Risk: The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
 o Exchange-Traded Funds Risk: The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in the price of the ETF being more volatile and ETFs have management fees that increase their costs.

 o Inflation Indexed Bond Risk: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.


2  LVIP SSgA Moderate Index Allocation Fund

 o Growth Stocks Risks: Growth stocks have historically been more volatile than value stocks over the long-term. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Non-diversification Risk: The fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the fund's value may decrease because of a single investment or a small number of investments.

  Because the fund has a greater target percentage of assets allocated to equities and foreign investments then the LVIP SSgA Conservative Index Allocation Fund and the LVIP SSgA Conservative Structured Allocation Fund, it will be more susceptible to the risks associated with equities and foreign investments. Because the fund has a greater target percentage of assets allocated to fixed income investments and inflation-indexed bonds than the LVIP Moderately Aggressive Index Allocation Fund and the LVIP Moderately Aggressive Structured Allocation Fund, it will be more susceptible to the risks associated with fixed income investments and inflation-indexed bonds.



Fund Performance


The fund commenced operations on or about July 30, 2010. Once the fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.



Investment Adviser


Investment Adviser: Lincoln Investment Advisors Corporation




Portfolio Manager(s)   Company Title              Experience w/Fund
---------------------- -------------------------- ------------------
Kevin J. Adamson       Second Vice President      Since July 2010
David A. Weiss         Assistant Vice President   Since July 2010


Tax Information

The fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.


Payments to Insurance Companies, Broker-Dealers and other Financial
Intermediaries

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.


LVIP SSgA Moderate Index Allocation Fund                                     3

Investment Objective and Principal Investment Strategies

The investment objective of the LVIP SSgA Moderate Index Allocation Fund is to seek a balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. The fund will be non-diversified as defined in the Investment Company Act of 1940. This objective is non-fundamental and may be changed without shareholder approval. The investments described below are the principal investment strategies of the fund.

The fund operates under a fund of funds structure. The fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. Under normal circumstances, the fund's investment strategy is to invest approximately 60% of its assets in other mutual funds (underlying funds) which in turn invest in equity securities (stocks), and approximately 40% of its assets in underlying funds which invest in fixed income securities (bonds). The underlying funds will include but are not limited to funds that employ a passive investment style (i.e. index funds), and Exchange Traded Funds (ETFs) including funds or ETFs advised by the fund's investment adviser.

The adviser develops the fund's asset allocation strategy based on the fund's investment strategy. Through its investment in underlying funds, the fund's investment strategy will be to allocate a large percentage of assets in domestic and foreign equity securities (stocks) with growth and value styles, with a smaller percentage of assets allocated to domestic fixed income securities (bonds) including inflation-indexed bonds. Descriptions of the investments for the underlying funds within each asset class are listed below:

Growth Stocks: Growth stocks are stocks of companies whose earnings and/or revenue are anticipated to grow faster than its industry or the overall market. Growth companies typically pay little or no dividends.

Value Stocks: Value stocks are stocks of companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. Value companies tend to have stock prices that are relatively low to their earnings, dividends, assets, or other financial measures.

Fixed Income Investments (bonds): Domestic investment grade bonds include U.S. Treasury, agency, credit, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

Inflation-Indexed Bonds: Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.

Mortgage-Backed Securities (MBS): Mortgage-backed securities are issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages.

Foreign Securities: Foreign (international) securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the United States.

Exchanged Traded Funds (ETFs): Exchanged traded funds are funds that track an index, by bundling together securities that are in an index, but can be traded on an exchange like a stock.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the fund's asset allocation strategy consistent with the fund's investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and third party research to construct the portfolio. The underlying fund selection is made based on the fund's particular asset allocation strategy, the adviser's desired asset class exposures, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund's suitability as an investment for the fund.
In response to market, economic, political, or other conditions, the fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the fund's principal investment strategies. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.


What are the Underlying Funds?

The fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a fund to invest in other affiliated and non-affiliated funds, including exchange traded funds (ETFs), and other securities. The fund has received an exemptive order from the SEC (Release No. 29196) to permit the fund to invest in non-affiliated funds without limitation, securities and other investments subject to certain conditions. The fund will invest in various underlying funds that are advised by LIA, which invest directly in equity and fixed income securities. Because these funds are advised by the same adviser - LIA - they are considered to be affiliated funds.

The relative weightings for the fund in the various underlying funds will vary over time, and the fund is not required to invest in any particular underlying fund or in any particular percentage. The portfolio manager may add, eliminate or replace underlying funds at any time and may invest in non-affiliated funds or other types of investment securities, as described above, all without prior notice to shareholders.


The fund currently expects to invest in some or all of the underlying funds described below and may invest in other funds not listed. While the underlying funds are categorized generally as "Equity" (stocks) and "Fixed Income" (bonds), some of the underlying funds invest in a mix of securities of foreign and domestic issuers, investment-grade and other securities.





Equity Underlying Funds  Investment Objective
-----------------------  ------------------------------------
LVIP SSgA International Tracks broad foreign index
Index Fund
LVIP SSgA S&P 500 Index Tracks S&P 500 Index
Fund
LVIP SSgA Small-Cap     Tracks Russell 2000 (Reg. TM) Index
Index Fund



Fixed Income Underlying
         Funds           Investment Objective
-----------------------  --------------------------------------------
LVIP SSgA Bond Index    Tracks Barclays Capital U.S. Aggregate Bond
Fund                    Index


Principal Risks


Because the fund invests in the shares of the underlying funds, the fund invests in the same investments as made by the various underlying funds. By investing in the fund, therefore, you assume the same types of risks, either directly or indirectly, as investing in those underlying funds.

The fund's investment strategy is to vary the amount invested among the asset classes of securities over time. The fund is subject to asset allocation risk, which is the risk that the fund may allocate assets to an asset class that underperforms other asset classes. For example, the fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

Equity Investments (Stocks).For underlying funds allocated to equities, the primary risk is that the value of the stocks it holds will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of a fund's stock investments and, therefore, the value of a fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the manager believes to the their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earning, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market. The growth style may, over time, go in and out of favor. At times when growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.


Because the LVIP SSgA Moderately Aggressive Index Allocation Fund and the LVIP SSgA Moderately Aggressive Structured Allocation Fund, have a greater target percentage of assets allocated to equities than the LVIP SSgA Moderate Index Allocation Fund, LVIP Moderate Structured Allocation Fund, LVIP SSgA Conservative Index Allocation Fund and the LVIP SSgA Conservative Structured Allocation Fund, they will be more susceptible to the risks associated with equities. The LVIP SSgA Moderate Index Allocation Fund and the LVIP SSgA Moderate Structured Allocation Fund will be more susceptible to the risks associated with equities than the LVIP SSgA Conservative Index Allocation Fund and the LVIP SSgA Conservative Structured Allocation Fund.


Fixed Income Investments (Bonds). For underlying funds allocated to fixed-income, the primary risks are interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities. The value of the debt obligations held by a fund and, therefore, the value of the fund's shares, will fluctuate with the changes in the credit ratings of the debt obligations held.

Inflation Indexed Bond risk is if the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.


Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate. This action may reduce a fund's income because the fund may have to reinvest the proceeds at lower interest rates.

Mortgage-Backed Securities Risk is the risk that the value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early lowering the potential total return, and during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value may decline.

Because the LVIP SSgA Conservative Index Allocation Fund and the LVIP SSgA Conservative Structured Allocation Fund have a greater target percentage of assets allocated to fixed income investments and inflation-indexed bonds than the LVIP SSgA Moderate Index Allocation Fund, LVIP Moderate Structured Allocation Fund, LVIP SSgA Moderately Aggressive Index Allocation Fund, and the LVIP SSgA Moderately Aggressive Structured Allocation Fund, they will be more susceptible to the risks associated with fixed income investments and inflation-indexed bonds. The LVIP SSgA Moderate Index Allocation Fund and the LVIP SSgA Moderate Structured Allocation Fund will be more susceptible to the risks associated with fixed income investments and inflation-indexed bonds than the LVIP SSgA Moderately Aggressive Index Allocation Fund and the LVIP SSgA Moderately Aggressive Structured Allocation Fund..

Foreign Investments (Equity). For underlying funds allocated to foreign securities, additional risks are involved that are not present in U.S. securities. Foreign currency fluctuations or economic, financial or political instability could cause the value of a fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, assets allocated to foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

Because the LVIP SSgA Moderately Aggressive Index Allocation Fund and the LVIP SSgA Moderately Aggressive Structured Allocation Fund have a greater target percentage of assets allocated to foreign investments than the LVIP SSgA Moderate Index Allocation Fund, LVIP Moderate Structured Allocation Fund, LVIP SSgA Conservative Index Allocation Fund and the LVIP Conservative Structured Allocation Fund, they will be more susceptible to the risks associated with foreign investments. The LVIP SSgA Moderate Index Allocation Fund and the LVIP SSgA Moderate Structured Allocation Fund will be more susceptible to the risk associated with foreign investments than the LVIP SSgA Conservative Index Allocation Fund and the LVIP SSgA Conservative Structured Allocation Fund.


Exchange Traded Funds (ETFs). The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Non-Diversification. The fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the fund's value may decrease because of a single investment or a small number of investments.


Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release Nos. IC-27512 and 29197) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser: Lincoln Investment Advisors Corporation (LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The Trust has entered into an Investment Management Agreement with LIA. The fund operates as a "fund of funds." In this structure, the fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.

The Investment Adviser its total annual management fee for the most recently completed fiscal year, and portfolio managers are shown below:




Adviser                LIA (advisory fee is 0.15% of the fund's average daily net assets, including the advisory fee waiver)
Portfolio Manager(s)   Kevin J. Adamson, CPA and David A. Weiss, CFA are responsible for the day-to-day management of the fund. Mr. Adamson joined the Lincoln organization in 2004 and since that time he has served as Director of Funds Management Operations responsible for managing daily operations. Mr. Adamson has served as
                       Second Vice President of LIA since 2007. Mr. Weiss has been employed with LIA (formerly Jefferson Pilot investment Advisory Corp.) since 2004 and has served as Assistant Vice President of LIA since 2007. Mr.
                       Weiss currently serves as Director of Funds Management Research where he is responsible for leading the due diligence and research efforts for the Trust's investment managers, including oversight of the Trust's asset allocation services.


LIA has hired SSgA Funds Management Inc. (SSgA FM) to provide consulting services to LIA in its management of the fund. SSgA has not management discretion over fund assets and is paid no compensation by LIA under the consulting agreement.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory contract for the fund will be available in the annual report to shareholders for the period ended December 31, 2010.


Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other unaffiliated insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.


Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.


Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.


Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.


Distribution Policy and Federal Income Tax Considerations

The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year income or gains are earned by the fund. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.

Financial Highlights

The fund was not available for investment as of the date of this Prospectus. As a result there are no financial highlights available for this fund.

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.


You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated July 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.


You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.


                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust


                     LVIP SSgA Moderate Index Allocation Fund



                Service Class


                1300 South Clinton Street
                Fort Wayne, Indiana 46802


                Prospectus July 30, 2010





The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.




As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents




Item                                                                                   Page
Summary Section                                                                         1
 Investment Objective                                                                   1
 Fees and Expenses                                                                      1
   Shareholder Fees                                                                     1
   Annual Fund Operating Expenses                                                       1
   Example                                                                              1
   Portfolio Turnover                                                                   1
 Principal Investment Strategies                                                        2
 Principal Risks                                                                        2
 Fund Performance                                                                       3
 Investment Adviser                                                                     3
 Tax Information                                                                        3
 Payments to Insurance Companies, Broker-Dealers and other Financial Intermediaries     3
Investment Objective and Principal Investment Strategies                                4
Principal Risks                                                                         5
Management and Organization                                                             6
Pricing of Fund Shares                                                                  7
Purchase and Sale of Fund Shares                                                        8
Market Timing                                                                           8
Portfolio Holdings Disclosure                                                           9
Share Classes and Distribution Arrangements                                             9
Distribution Policy and Federal Income Tax Considerations                               9
Financial Highlights                                                                   10

LVIP SSgA Moderate Index Allocation Fund
(Service Class)

Investment Objective
The investment objective of the LVIP SSgA Moderate Index Allocation Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.


Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold Service Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.



Shareholder Fees (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases                                                      N/A
 Deferred Sales Charge (Load)                                                                  N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.25%
 Distribution and/or Service (12b-1) fees                                                       0.25%
 Other Expenses1                                                                                0.55%
 Acquired Fund Fees and Expenses (AFFE)                                                         0.40%
 Total Annual Fund Operating Expenses                                                           1.45%
 Less Fee Waiver and Expense Reimbursement2                                                    (0.60%)
 Net Expenses (including AFFE)                                                                  0.85%

1 Other expenses are based on estimated amounts for the current fiscal year.


2 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012. LIA has also contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating expenses (excluding underlying fund fees and expenses) exceeds 0.45% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.



Example



The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the time period shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.




 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $87      $400   N/A       N/A

1 Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year three.


Portfolio Turnover


The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.


LVIP SSgA Moderate Index Allocation Fund                                     1

Principal Investment Strategies

The LVIP SSgA Moderate Index Allocation Fund operates under a fund of funds structure. Under normal circumstances, the fund's investment strategy is to invest approximately 60% of its assets in other mutual funds (underlying funds) which, in turn invest in equity securities (stocks), and approximately 40% of its assets in underlying funds which invest in fixed income securities (bonds). The fund may also invest in exchange-traded-funds (ETFs).


The adviser develops the fund's asset allocation strategy based on the fund's investment strategy. Through its investment in underlying funds, the fund's investment strategy will be to allocate a large percentage of assets in domestic and foreign equity securities (stocks) with growth and value styles, with a smaller percentage of assets allocated to domestic fixed income securities (bonds) including mortgage-backed securities and inflation-indexed bonds. The investments described above are the principal investment strategies of the fund.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the fund's asset allocation strategy consistent with the fund's investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and third party research to construct the portfolio. The underlying fund selection is made based on the fund's particular asset allocation strategy, the adviser's desired asset class exposures and the investment styles of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund's suitability as an investment for the fund.



Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.

 o Passive Management Risk: The fund will invest in underlying funds that use an indexing strategy and do not individually select stocks. These underlying funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.

 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the fund's yield.
 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.

 o Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reiusse the debt at a lower rate. This action may reduce a fund's income because the fund may have to reinvest the proceeds at lower interest rates.
 o Mortgage-Backed Securities Risk: The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
 o Exchange-Traded Funds Risk: The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in the price of the ETF being more volatile and ETFs have management fees that increase their costs.

 o Inflation Indexed Bond Risk: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.


2  LVIP SSgA Moderate Index Allocation Fund

 o Growth Stocks Risks: Growth stocks have historically been more volatile than value stocks over the long-term. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Non-diversification Risk: The fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the fund's value may decrease because of a single investment or a small number of investments.

  Because the fund has a greater target percentage of assets allocated to equities and foreign investments then the LVIP SSgA Conservative Index Allocation Fund and the LVIP SSgA Conservative Structured Allocation Fund, it will be more susceptible to the risks associated with equities and foreign investments. Because the fund has a greater target percentage of assets allocated to fixed income investments and inflation-indexed bonds than the LVIP Moderately Aggressive Index Allocation Fund and the LVIP Moderately Aggressive Structured Allocation Fund, it will be more susceptible to the risks associated with fixed income investments and inflation-indexed bonds.



Fund Performance


The fund commenced operations on or about July 30, 2010. Once the fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.



Investment Adviser


Investment Adviser: Lincoln Investment Advisors Corporation




Portfolio Manager(s)   Company Title              Experience w/Fund
---------------------- -------------------------- ------------------
Kevin J. Adamson       Second Vice President      Since July 2010
David A. Weiss         Assistant Vice President   Since July 2010


Tax Information

The fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.


Payments to Insurance Companies, Broker-Dealers and other Financial
Intermediaries

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.


LVIP SSgA Moderate Index Allocation Fund                                     3

Investment Objective and Principal Investment Strategies

The investment objective of the LVIP SSgA Moderate Index Allocation Fund is to seek a balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. The fund will be non-diversified as defined in the Investment Company Act of 1940. This objective is non-fundamental and may be changed without shareholder approval. The investments described below are the principal investment strategies of the fund.

The fund operates under a fund of funds structure. The fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. Under normal circumstances, the fund's investment strategy is to invest approximately 60% of its assets in other mutual funds (underlying funds) which in turn invest in equity securities (stocks), and approximately 40% of its assets in underlying funds which invest in fixed income securities (bonds). The underlying funds will include but are not limited to funds that employ a passive investment style (i.e. index funds), and Exchange Traded Funds (ETFs) including funds or ETFs advised by the fund's investment adviser.

The adviser develops the fund's asset allocation strategy based on the fund's investment strategy. Through its investment in underlying funds, the fund's investment strategy will be to allocate a large percentage of assets in domestic and foreign equity securities (stocks) with growth and value styles, with a smaller percentage of assets allocated to domestic fixed income securities (bonds) including inflation-indexed bonds. Descriptions of the investments for the underlying funds within each asset class are listed below:

Growth Stocks: Growth stocks are stocks of companies whose earnings and/or revenue are anticipated to grow faster than its industry or the overall market. Growth companies typically pay little or no dividends.

Value Stocks: Value stocks are stocks of companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. Value companies tend to have stock prices that are relatively low to their earnings, dividends, assets, or other financial measures.

Fixed Income Investments (bonds): Domestic investment grade bonds include U.S. Treasury, agency, credit, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

Inflation-Indexed Bonds: Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.

Mortgage-Backed Securities (MBS): Mortgage-backed securities are issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages.

Foreign Securities: Foreign (international) securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the United States.

Exchanged Traded Funds (ETFs): Exchanged traded funds are funds that track an index, by bundling together securities that are in an index, but can be traded on an exchange like a stock.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the fund's asset allocation strategy consistent with the fund's investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and third party research to construct the portfolio. The underlying fund selection is made based on the fund's particular asset allocation strategy, the adviser's desired asset class exposures, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund's suitability as an investment for the fund.
In response to market, economic, political, or other conditions, the fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the fund's principal investment strategies. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.


What are the Underlying Funds?

The fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a fund to invest in other affiliated and non-affiliated funds, including exchange traded funds (ETFs), and other securities. The fund has received an exemptive order from the SEC (Release No. 29196) to permit the fund to invest in non-affiliated funds without limitation, securities and other investments subject to certain conditions. The fund will invest in various underlying funds that are advised by LIA, which invest directly in equity and fixed income securities. Because these funds are advised by the same adviser - LIA - they are considered to be affiliated funds.

The relative weightings for the fund in the various underlying funds will vary over time, and the fund is not required to invest in any particular underlying fund or in any particular percentage. The portfolio manager may add, eliminate or replace underlying funds at any time and may invest in non-affiliated funds or other types of investment securities, as described above, all without prior notice to shareholders.


The fund currently expects to invest in some or all of the underlying funds described below and may invest in other funds not listed. While the underlying funds are categorized generally as "Equity" (stocks) and "Fixed Income" (bonds), some of the underlying funds invest in a mix of securities of foreign and domestic issuers, investment-grade and other securities.





Equity Underlying Funds  Investment Objective
-----------------------  ------------------------------------
LVIP SSgA International Tracks broad foreign index
Index Fund
LVIP SSgA S&P 500 Index Tracks S&P 500 Index
Fund
LVIP SSgA Small-Cap     Tracks Russell 2000 (Reg. TM) Index
Index Fund



Fixed Income Underlying
         Funds           Investment Objective
-----------------------  --------------------------------------------
LVIP SSgA Bond Index    Tracks Barclays Capital U.S. Aggregate Bond
Fund                    Index


Principal Risks


Because the fund invests in the shares of the underlying funds, the fund invests in the same investments as made by the various underlying funds. By investing in the fund, therefore, you assume the same types of risks, either directly or indirectly, as investing in those underlying funds.

The fund's investment strategy is to vary the amount invested among the asset classes of securities over time. The fund is subject to asset allocation risk, which is the risk that the fund may allocate assets to an asset class that underperforms other asset classes. For example, the fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

Equity Investments (Stocks).For underlying funds allocated to equities, the primary risk is that the value of the stocks it holds will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of a fund's stock investments and, therefore, the value of a fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the manager believes to the their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earning, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market. The growth style may, over time, go in and out of favor. At times when growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.


Because the LVIP SSgA Moderately Aggressive Index Allocation Fund and the LVIP SSgA Moderately Aggressive Structured Allocation Fund, have a greater target percentage of assets allocated to equities than the LVIP SSgA Moderate Index Allocation Fund, LVIP Moderate Structured Allocation Fund, LVIP SSgA Conservative Index Allocation Fund and the LVIP SSgA Conservative Structured Allocation Fund, they will be more susceptible to the risks associated with equities. The LVIP SSgA Moderate Index Allocation Fund and the LVIP SSgA Moderate Structured Allocation Fund will be more susceptible to the risks associated with equities than the LVIP SSgA Conservative Index Allocation Fund and the LVIP SSgA Conservative Structured Allocation Fund.


Fixed Income Investments (Bonds). For underlying funds allocated to fixed-income, the primary risks are interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities. The value of the debt obligations held by a fund and, therefore, the value of the fund's shares, will fluctuate with the changes in the credit ratings of the debt obligations held.

Inflation Indexed Bond risk is if the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.


Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate. This action may reduce a fund's income because the fund may have to reinvest the proceeds at lower interest rates.

Mortgage-Backed Securities Risk is the risk that the value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early lowering the potential total return, and during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value may decline.

Because the LVIP SSgA Conservative Index Allocation Fund and the LVIP SSgA Conservative Structured Allocation Fund have a greater target percentage of assets allocated to fixed income investments and inflation-indexed bonds than the LVIP SSgA Moderate Index Allocation Fund, LVIP Moderate Structured Allocation Fund, LVIP SSgA Moderately Aggressive Index Allocation Fund, and the LVIP SSgA Moderately Aggressive Structured Allocation Fund, they will be more susceptible to the risks associated with fixed income investments and inflation-indexed bonds. The LVIP SSgA Moderate Index Allocation Fund and the LVIP SSgA Moderate Structured Allocation Fund will be more susceptible to the risks associated with fixed income investments and inflation-indexed bonds than the LVIP SSgA Moderately Aggressive Index Allocation Fund and the LVIP SSgA Moderately Aggressive Structured Allocation Fund..

Foreign Investments (Equity). For underlying funds allocated to foreign securities, additional risks are involved that are not present in U.S. securities. Foreign currency fluctuations or economic, financial or political instability could cause the value of a fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, assets allocated to foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

Because the LVIP SSgA Moderately Aggressive Index Allocation Fund and the LVIP SSgA Moderately Aggressive Structured Allocation Fund have a greater target percentage of assets allocated to foreign investments than the LVIP SSgA Moderate Index Allocation Fund, LVIP Moderate Structured Allocation Fund, LVIP SSgA Conservative Index Allocation Fund and the LVIP Conservative Structured Allocation Fund, they will be more susceptible to the risks associated with foreign investments. The LVIP SSgA Moderate Index Allocation Fund and the LVIP SSgA Moderate Structured Allocation Fund will be more susceptible to the risk associated with foreign investments than the LVIP SSgA Conservative Index Allocation Fund and the LVIP SSgA Conservative Structured Allocation Fund.


Exchange Traded Funds (ETFs). The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Non-Diversification. The fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the fund's value may decrease because of a single investment or a small number of investments.


Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release Nos. IC-27512 and 29197) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser: Lincoln Investment Advisors Corporation (LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The Trust has entered into an Investment Management Agreement with LIA. The fund operates as a "fund of funds." In this structure, the fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.

The Investment Adviser its total annual management fee for the most recently completed fiscal year, and portfolio managers are shown below:




Adviser                LIA (advisory fee is 0.15% of the fund's average daily net assets, including the advisory fee waiver)
Portfolio Manager(s)   Kevin J. Adamson, CPA and David A. Weiss, CFA are responsible for the day-to-day management of the fund. Mr. Adamson joined the Lincoln organization in 2004 and since that time he has served as Director of Funds Management Operations responsible for managing daily operations. Mr. Adamson has served as
                       Second Vice President of LIA since 2007. Mr. Weiss has been employed with LIA (formerly Jefferson Pilot investment Advisory Corp.) since 2004 and has served as Assistant Vice President of LIA since 2007. Mr.
                       Weiss currently serves as Director of Funds Management Research where he is responsible for leading the due diligence and research efforts for the Trust's investment managers, including oversight of the Trust's asset allocation services.


LIA has hired SSgA Funds Management Inc. (SSgA FM) to provide consulting services to LIA in its management of the fund. SSgA has not management discretion over fund assets and is paid no compensation by LIA under the consulting agreement.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory contract for the fund will be available in the annual report to shareholders for the period ended December 31, 2010.


Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other unaffiliated insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.


Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.


Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.


Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.


Distribution Policy and Federal Income Tax Considerations

The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year income or gains are earned by the fund. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.

Financial Highlights

The fund was not available for investment as of the date of this Prospectus. As a result there are no financial highlights available for this fund.

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.


You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated July 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.


You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.


                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust


                     LVIP SSgA Moderately Aggressive Index Allocation Fund



                Standard Class


                1300 South Clinton Street
                Fort Wayne, Indiana 46802


                Prospectus July 30, 2010





The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.




As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents




Item                                                                                   Page
Summary Section                                                                         1
 Investment Objective                                                                   1
 Fees and Expenses                                                                      1
   Shareholder Fees                                                                     1
   Annual Fund Operating Expenses                                                       1
   Example                                                                              1
   Portfolio Turnover                                                                   1
 Principal Investment Strategies                                                        2
 Principal Risks                                                                        2
 Fund Performance                                                                       3
 Investment Adviser                                                                     3
 Tax Information                                                                        3
 Payments to Insurance Companies, Broker-Dealers and other Financial Intermediaries     3
Investment Objective and Principal Investment Strategies                                4
Principal Risks                                                                         5
Management and Organization                                                             6
Pricing of Fund Shares                                                                  7
Purchase and Sale of Fund Shares                                                        8
Market Timing                                                                           8
Portfolio Holdings Disclosure                                                           9
Share Classes and Distribution Arrangements                                             9
Distribution Policy and Federal Income Tax Considerations                               9
Financial Highlights                                                                   10

LVIP SSgA Moderately Aggressive Index Allocation Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP SSgA Moderately Aggressive Index Allocation Fund is to seek a balance between high level of current income and growth of capital, with a greater emphasis on growth of capital.


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Standard Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.



Shareholder Fees (fees paid directly from your investment)
 Maximum Sales Charge (Load) Imposed on Purchases                                              N/A
 Maximum Deferred Sales Charge (Load)                                                          N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.25%
 Distribution and/or Service (12b-1) fees                                                     None
 Other Expenses1                                                                                1.05%
 Acquired Fund Fees and Expenses (AFFE)                                                         0.41%
 Total Annual Fund Operating Expenses                                                           1.71%
 Less Fee Waiver and Expense Reimbursement2                                                    (1.10%)
 Net Expenses (including AFFE)                                                                  0.61%

1 Other expenses are based on estimated amounts for the current fiscal year.


2 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012. LIA has also contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating expenses (excluding underlying fund fees and expenses) exceeds 0.20% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.



Example



The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the time period shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.




 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $62      $431   N/A       N/A

1 Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year three.


Portfolio Turnover


The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.


LVIP SSgA Moderately Aggressive Index Allocation Fund                        1

Principal Investment Strategies

The LVIP SSgA Moderately Aggressive Index Allocation Fund operates under a fund of funds structure. Under normal circumstances, the fund's investment strategy is to invest approximately 70% of its assets in other mutual funds (underlying funds) which, in turn invest in equity securities (stocks), and approximately 30% of its assets in underlying funds which invest in fixed income securities (bonds). The fund may also invest in exchange-traded-funds (ETFs).


The adviser develops the fund's asset allocation strategy based on the fund's investment strategy. Through its investment in underlying funds, the fund's investment strategy will be to allocate a large percentage of assets in domestic and foreign equity securities (stocks) with growth and value styles including small cap companies and companies in emerging markets, with a smaller percentage of assets allocated to domestic fixed income securities (bonds) including mortgage-backed securities. The investments described above are the principal investment strategies of the fund.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the fund's asset allocation strategy consistent with the fund's investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and third party research to construct the portfolio. The underlying fund selection is made based on the fund's particular asset allocation strategy, the adviser's desired asset class exposures, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund's suitability as an investment for the fund.



Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.

 o Passive Management Risk: The fund will invest in underlying funds that use an indexing strategy and do not individually select stocks. These underlying funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.

 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the fund's yield.
 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.

 o Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reiusse the debt at a lower rate. This action may reduce a fund's income because the fund may have to reinvest the proceeds at lower interest rates.
 o Mortgage-Backed Securities Risk: The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.

 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Growth Stocks Risks: Growth stocks have historically been more volatile than value stocks over the long-term. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Small-Cap Companies Risk: Investments in small companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small company securities generally trade less frequently and in lower volumes, and the fund may experience difficulty closing out positions at prevailing market prices.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks involves the risk of loss from foreign government or political actions.


2  LVIP SSgA Moderately Aggressive Index Allocation Fund

  Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.

 o Exchange-Traded Funds Risk: The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in the price of the ETF being more volatile and ETFs have management fees that increase their costs.

 o Non-diversification Risk: The fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the fund's value may decrease because of a single investment or a small number of investments.


Because the fund has a greater target percentage of assets allocated to equities and foreign investments than the LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Moderate Structured Allocation Fund, LVIP SSgA Conservative Index Allocation Fund and the LVIP SSgA Conservative Structured Allocation Fund, it will be more susceptible to the risks associated with equities and foreign investments.



Fund Performance


The fund commenced operations on or about July 30, 2010. Once the fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.



Investment Adviser


Investment Adviser: Lincoln Investment Advisors Corporation




Portfolio Manager(s)   Company Title              Experience w/Fund
---------------------- -------------------------- ------------------
Kevin J. Adamson       Second Vice President      Since July 2010
David A. Weiss         Assistant Vice President   Since July 2010


Tax Information

The fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.


Payments to Insurance Companies, Broker-Dealers and other Financial
Intermediaries

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.


LVIP SSgA Moderately Aggressive Index Allocation Fund                        3

Investment Objective and Principal Investment Strategies

The investment objective of the LVIP SSgA Moderately Aggressive Index Allocation Fund is to seek a balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. The fund will be non-diversified as defined in the Investment Company Act of 1940. This objective is non-fundamental and may be changed without shareholder approval. The investments described below are the principal investment strategies of the fund.

The fund operates under a fund of funds structure. The fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. Under normal circumstances, the fund's investment strategy is to invest approximately 70% of its assets in other mutual funds (underlying funds) which in turn invest in equity securities (stocks), and approximately 30% of its assets in underlying funds which invest in fixed income securities (bonds). The underlying funds will include but are not limited to funds that employ a passive investment style (i.e. index funds), and Exchange Traded Funds (ETFs) including funds or ETFs advised by the fund's investment adviser.

The adviser develops the fund's asset allocation strategy based on the fund's investment strategy. Through its investment in underlying funds, the fund's investment strategy will be to allocate a large percentage of assets in domestic and foreign equity securities (stocks) with growth and value styles, including small cap companies and companies in emerging markets, with a smaller percentage of assets allocated to domestic fixed income securities (bonds). Descriptions of the investments for the underlying funds within each asset class are listed below:

Growth Stocks: Growth stocks are stocks of companies whose earnings and/or revenue are anticipated to grow faster than its industry or the overall market. Growth companies typically pay little or no dividends.

Value Stocks: Value stocks are stocks of companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. Value companies tend to have stock prices that are relatively low to their earnings, dividends, assets, or other financial measures.

Small-Cap Stocks: Small-Cap companies are generally defined as companies whose market capitalizations are lower than $1 billion.

Fixed Income Investments (bonds): Domestic investment grade bonds include U.S. Treasury, agency, credit, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

Mortgage-Backed Securities (MBS): Mortgage-backed securities are issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages.

Foreign Securities: Foreign (international) securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the United States.

Emerging Markets: An emerging market country is considered to be 1) generally recognized as an emerging country by the international financial community including the World Bank, and the International Finance Corporation; 2) classified by the United Nations as developing; 3) included in the International Finance Corporation Free Index or the MSCI Emerging Markets Index.

Exchanged Traded Funds (ETFs): Exchanged traded funds are funds that track an index, by bundling together securities that are in an index, but can be traded on an exchange like a stock.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the fund's asset allocation strategy consistent with the fund's investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and third party research to construct the portfolio. The underlying fund selection is made based on the fund's particular asset allocation strategy, the adviser's desired asset class exposures and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund's suitability as an investment for the fund.

In response to market, economic, political, or other conditions, the fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the fund's principal investment strategies. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.


What are the Underlying Funds?

The fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a fund to invest in other affiliated and non-affiliated funds, including exchange traded funds (ETFs), and other securities. The fund has received an exemptive order from the SEC (Release No. 29196) to permit the fund to invest in non-affiliated funds without limitation, securities and other investments subject to certain conditions. The fund will invest in various underlying funds that are advised by LIA, which invest directly in equity and fixed income securities. Because these funds are advised by the same adviser - LIA - they are considered to be affiliated funds.

The relative weightings for the fund in the various underlying funds will vary over time, and the fund is not required to invest in any particular underlying fund or in any particular percentage. The portfolio manager may add, eliminate or replace underlying funds at any time and may invest in non-affiliated funds or other types of investment securities, as described above, all without prior notice to shareholders.

The fund currently expects to invest in some or all of the underlying funds described below and may invest in other funds not listed. While the underlying funds are categorized generally as "Equity" (stocks) and "Fixed Income" (bonds), some of the underlying funds invest in a mix of securities of foreign and domestic issuers, investment-grade and other securities.





Equity Underlying Funds  Investment Objective
-----------------------  ------------------------------------
LVIP SSgA International Tracks broad foreign index
Index Fund
LVIP SSgA S&P 500 Index Tracks S&P 500 Index
Fund
LVIP SSgA Small-Cap     Tracks Russell 2000 (Reg. TM) Index
Index Fund



Fixed Income Underlying
         Funds           Investment Objective
-----------------------  --------------------------------------------
LVIP SSgA Bond Index    Tracks Barclays Capital U.S. Aggregate Bond
Fund                    Index


Principal Risks


Because the fund invests in the shares of the underlying funds, the fund invests in the same investments as made by the various underlying funds. By investing in the fund, therefore, you assume the same types of risks, either directly or indirectly, as investing in those underlying funds.

The fund's investment strategy is to vary the amount invested among the asset classes of securities over time. The fund is subject to asset allocation risk, which is the risk that the fund may allocate assets to an asset class that underperforms other asset classes. For example, the fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

Equity Investments (Stocks). For underlying funds allocated to equities, the primary risk is that the value of the stocks it holds will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of a fund's stock investments and, therefore, the value of a fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the manager believes to the their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earning, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market. The growth style may, over time, go in and out of favor. At times when growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.


Some of the underlying funds may invest in the securities of small-sized, less mature, lesser-known companies, which may involve greater risks than those normally associated with larger, more mature, well-known companies. The stock of companies with small stock market capitalizations may trade less frequently and in limited volume. Small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.

Because the LVIP SSgA Moderately Aggressive Index Allocation Fund and the LVIP SSgA Moderately Aggressive Structured Allocation Fund, have a greater target percentage of assets allocated to equities than the LVIP SSgA Moderate Index Allocation Fund, LVIP Moderate Structured Allocation Fund, LVIP SSgA Conservative Index Allocation Fund and the LVIP SSgA Conservative Structured Allocation Fund, they will be more susceptible to the risks associated with equities. The LVIP SSgA Moderate Index Allocation Fund and the LVIP SSgA Moderate Structured Allocation Fund will be more susceptible to the risks associated with equities than the LVIP SSgA Conservative Index Allocation Fund and the LVIP SSgA Conservative Structured Allocation Fund.


Fixed Income Investments (Bonds). For underlying funds allocated to fixed-income, the primary risks are interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities. The value of the debt obligations held by a fund and, therefore, the value of the fund's shares, will fluctuate with the changes in the credit ratings of the debt obligations held.


Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate. This action may reduce a fund's income because the fund may have to reinvest the proceeds at lower interest rates.

Mortgage-Backed Securities Risk is the risk that the value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early lowering the potential total return, and during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value may decline.

Because the LVIP SSgA Conservative Index Allocation Fund and the LVIP SSgA Conservative Structured Allocation Fund have a greater target percentage of assets allocated to fixed income investments and inflation-indexed bonds than the LVIP SSgA Moderate Index Allocation Fund, LVIP Moderate Structured Allocation Fund, LVIP SSgA Moderately Aggressive Index Allocation Fund, and the LVIP SSgA Moderately Aggressive Structured Allocation Fund, they will be more susceptible to the risks associated with fixed income investments and inflation-indexed bonds. The LVIP SSgA Moderate Index Allocation Fund and the LVIP SSgA Moderate Structured Allocation Fund will be more susceptible to the risks associated with fixed income investments and inflation-indexed bonds than the LVIP SSgA Moderately Aggressive Index Allocation Fund and the LVIP SSgA Moderately Aggressive Structured Allocation Fund.


Foreign Investments (Equity). For underlying funds allocated to foreign securities, additional risks are involved that are not present in U.S. securities. Foreign currency fluctuations or economic, financial or political instability could cause the value of a fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, assets allocated to foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

As a general matter, risk of loss is typically higher for issuers located in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.


Because the LVIP SSgA Moderately Aggressive Index Allocation Fund and the LVIP SSgA Moderately Aggressive Structured Allocation Fund have a greater target percentage of assets allocated to foreign investments than the LVIP SSgA Moderate Index Allocation Fund, LVIP Moderate Structured Allocation Fund, LVIP SSgA Conservative Index Allocation Fund and the LVIP Conservative Structured Allocation Fund, they will be more susceptible to the risks associated with foreign investments. The LVIP SSgA Moderate Index Allocation Fund and the LVIP SSgA Moderate Structured Allocation Fund will be more susceptible to the risk associated with foreign investments than the LVIP SSgA Conservative Index Allocation Fund and the LVIP SSgA Conservative Structured Allocation Fund.


Exchange Traded Funds (ETFs). The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.


Non-Diversification. The fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the fund's value may decrease because of a single investment or a small number of investments.



Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release Nos. IC-27512 and 29197) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser: Lincoln Investment Advisors Corporation (LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The Trust has entered into an Investment Management Agreement with LIA. The fund operates as a "fund of funds." In this structure, the fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.

The Investment Adviser its total annual management fee for the most recently completed fiscal year, and portfolio managers are shown below:




Adviser                LIA (advisory fee is 0.15% of the fund's average daily net assets, including the advisory fee waiver)
Portfolio Manager(s)   Kevin J. Adamson, CPA and David A. Weiss, CFA are responsible for the day-to-day management of the fund. Mr. Adamson joined the Lincoln organization in 2004 and since that time he has served as Director of Funds Management Operations responsible for managing daily operations. Mr. Adamson has served as
                       Second Vice President of LIA since 2007. Mr. Weiss has been employed with LIA (formerly Jefferson Pilot investment Advisory Corp.) since 2004 and has served as Assistant Vice President of LIA since 2007. Mr.
                       Weiss currently serves as Director of Funds Management Research where he is responsible for leading the due diligence and research efforts for the Trust's investment managers, including oversight of the Trust's asset allocation services.


LIA has hired SSgA Funds Management Inc. (SSgA FM) to provide consulting services to LIA in its management of the fund. SSgA has no management discretion over fund assets and is paid no compensation by LIA under the consulting agreement.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory contract for the fund will be available in the annual report to shareholders for the period ended December 31, 2010.


Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.


Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other unaffiliated insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.


Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.


Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.


Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.


Distribution Policy and Federal Income Tax Considerations

The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year income or gains are earned by the fund. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.

Financial Highlights

The fund was not available for investment as of the date of this Prospectus. As a result there are no financial highlights available for this fund.

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.


You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated July 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.


You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.


                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust


                     LVIP SSgA Moderately Aggressive Index Allocation Fund



                Service Class


                1300 South Clinton Street
                Fort Wayne, Indiana 46802


                Prospectus July 30, 2010





The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.




As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents




Item                                                                                   Page
Summary Section                                                                         1
 Investment Objective                                                                   1
 Fees and Expenses                                                                      1
   Shareholder Fees                                                                     1
   Annual Fund Operating Expenses                                                       1
   Example                                                                              1
   Portfolio Turnover                                                                   1
 Principal Investment Strategies                                                        2
 Principal Risks                                                                        2
 Fund Performance                                                                       3
 Investment Adviser                                                                     3
 Tax Information                                                                        3
 Payments to Insurance Companies, Broker-Dealers and other Financial Intermediaries     3
Investment Objective and Principal Investment Strategies                                4
Principal Risks                                                                         5
Management and Organization                                                             6
Pricing of Fund Shares                                                                  7
Purchase and Sale of Fund Shares                                                        8
Market Timing                                                                           8
Portfolio Holdings Disclosure                                                           9
Share Classes and Distribution Arrangements                                             9
Distribution Policy and Federal Income Tax Considerations                               9
Financial Highlights                                                                   10

LVIP SSgA Moderately Aggressive Index Allocation Fund
(Service Class)

Investment Objective
The investment objective of the LVIP SSgA Moderately Aggressive Index Allocation Fund is to seek a balance between high level of current income and growth of capital, with a greater emphasis on growth of capital.


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Service Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.



Shareholder Fees (fees paid directly from your investment)
 Maximum Sales Charge (Load) Imposed on Purchases                                              N/A
 Maximum Deferred Sales Charge (Load)                                                          N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.25%
 Distribution and/or Service (12b-1) fees                                                       0.25%
 Other Expenses1                                                                                1.05%
 Acquired Fund Fees and Expenses (AFFE)                                                         0.41%
 Total Annual Fund Operating Expenses                                                           1.96%
 Less Fee Waiver and Expense Reimbursement2                                                    (1.10%)
 Net Expenses (including AFFE)                                                                  0.86%

1 Other expenses are based on estimated amounts for the current fiscal year.


2 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012. LIA has also contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating expenses (excluding underlying fund fees and expenses) exceeds 0.45% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.



Example



The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the time period shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.




 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $88      $509   N/A       N/A

1 Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year three.


Portfolio Turnover


The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.


LVIP SSgA Moderately Aggressive Index Allocation Fund                        1

Principal Investment Strategies

The LVIP SSgA Moderately Aggressive Index Allocation Fund operates under a fund of funds structure. Under normal circumstances, the fund's investment strategy is to invest approximately 70% of its assets in other mutual funds (underlying funds) which, in turn invest in equity securities (stocks), and approximately 30% of its assets in underlying funds which invest in fixed income securities (bonds). The fund may also invest in exchange-traded-funds (ETFs).


The adviser develops the fund's asset allocation strategy based on the fund's investment strategy. Through its investment in underlying funds, the fund's investment strategy will be to allocate a large percentage of assets in domestic and foreign equity securities (stocks) with growth and value styles including small cap companies and companies in emerging markets, with a smaller percentage of assets allocated to domestic fixed income securities (bonds) including mortgage-backed securities. The investments described above are the principal investment strategies of the fund.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the fund's asset allocation strategy consistent with the fund's investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and third party research to construct the portfolio. The underlying fund selection is made based on the fund's particular asset allocation strategy, the adviser's desired asset class exposures, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund's suitability as an investment for the fund.



Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.

 o Passive Management Risk: The fund will invest in underlying funds that use an indexing strategy and do not individually select stocks. These underlying funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.

 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the fund's yield.
 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.

 o Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reiusse the debt at a lower rate. This action may reduce a fund's income because the fund may have to reinvest the proceeds at lower interest rates.
 o Mortgage-Backed Securities Risk: The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.

 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Growth Stocks Risks: Growth stocks have historically been more volatile than value stocks over the long-term. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Small-Cap Companies Risk: Investments in small companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small company securities generally trade less frequently and in lower volumes, and the fund may experience difficulty closing out positions at prevailing market prices.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks involves the risk of loss from foreign government or political actions.


2  LVIP SSgA Moderately Aggressive Index Allocation Fund

  Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.

 o Exchange-Traded Funds Risk: The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in the price of the ETF being more volatile and ETFs have management fees that increase their costs.

 o Non-diversification Risk: The fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the fund's value may decrease because of a single investment or a small number of investments.


Because the fund has a greater target percentage of assets allocated to equities and foreign investments than the LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Moderate Structured Allocation Fund, LVIP SSgA Conservative Index Allocation Fund and the LVIP SSgA Conservative Structured Allocation Fund, it will be more susceptible to the risks associated with equities and foreign investments.



Fund Performance


The fund commenced operations on or about July 30, 2010. Once the fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.



Investment Adviser


Investment Adviser: Lincoln Investment Advisors Corporation




Portfolio Manager(s)   Company Title              Experience w/Fund
---------------------- -------------------------- ------------------
Kevin J. Adamson       Second Vice President      Since July 2010
David A. Weiss         Assistant Vice President   Since July 2010


Tax Information

The fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.


Payments to Insurance Companies, Broker-Dealers and other Financial
Intermediaries

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.


LVIP SSgA Moderately Aggressive Index Allocation Fund                        3

Investment Objective and Principal Investment Strategies

The investment objective of the LVIP SSgA Moderately Aggressive Index Allocation Fund is to seek a balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. The fund will be non-diversified as defined in the Investment Company Act of 1940. This objective is non-fundamental and may be changed without shareholder approval. The investments described below are the principal investment strategies of the fund.

The fund operates under a fund of funds structure. The fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. Under normal circumstances, the fund's investment strategy is to invest approximately 70% of its assets in other mutual funds (underlying funds) which in turn invest in equity securities (stocks), and approximately 30% of its assets in underlying funds which invest in fixed income securities (bonds). The underlying funds will include but are not limited to funds that employ a passive investment style (i.e. index funds), and Exchange Traded Funds (ETFs) including funds or ETFs advised by the fund's investment adviser.

The adviser develops the fund's asset allocation strategy based on the fund's investment strategy. Through its investment in underlying funds, the fund's investment strategy will be to allocate a large percentage of assets in domestic and foreign equity securities (stocks) with growth and value styles, including small cap companies and companies in emerging markets, with a smaller percentage of assets allocated to domestic fixed income securities (bonds). Descriptions of the investments for the underlying funds within each asset class are listed below:

Growth Stocks: Growth stocks are stocks of companies whose earnings and/or revenue are anticipated to grow faster than its industry or the overall market. Growth companies typically pay little or no dividends.

Value Stocks: Value stocks are stocks of companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. Value companies tend to have stock prices that are relatively low to their earnings, dividends, assets, or other financial measures.

Small-Cap Stocks: Small-Cap companies are generally defined as companies whose market capitalizations are lower than $1 billion.

Fixed Income Investments (bonds): Domestic investment grade bonds include U.S. Treasury, agency, credit, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

Mortgage-Backed Securities (MBS): Mortgage-backed securities are issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages.

Foreign Securities: Foreign (international) securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the United States.

Emerging Markets: An emerging market country is considered to be 1) generally recognized as an emerging country by the international financial community including the World Bank, and the International Finance Corporation; 2) classified by the United Nations as developing; 3) included in the International Finance Corporation Free Index or the MSCI Emerging Markets Index.

Exchanged Traded Funds (ETFs): Exchanged traded funds are funds that track an index, by bundling together securities that are in an index, but can be traded on an exchange like a stock.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the fund's asset allocation strategy consistent with the fund's investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and third party research to construct the portfolio. The underlying fund selection is made based on the fund's particular asset allocation strategy, the adviser's desired asset class exposures and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund's suitability as an investment for the fund.

In response to market, economic, political, or other conditions, the fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the fund's principal investment strategies. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.


What are the Underlying Funds?

The fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a fund to invest in other affiliated and non-affiliated funds, including exchange traded funds (ETFs), and other securities. The fund has received an exemptive order from the SEC (Release No. 29196) to permit the fund to invest in non-affiliated funds without limitation, securities and other investments subject to certain conditions. The fund will invest in various underlying funds that are advised by LIA, which invest directly in equity and fixed income securities. Because these funds are advised by the same adviser - LIA - they are considered to be affiliated funds.

The relative weightings for the fund in the various underlying funds will vary over time, and the fund is not required to invest in any particular underlying fund or in any particular percentage. The portfolio manager may add, eliminate or replace underlying funds at any time and may invest in non-affiliated funds or other types of investment securities, as described above, all without prior notice to shareholders.

The fund currently expects to invest in some or all of the underlying funds described below and may invest in other funds not listed. While the underlying funds are categorized generally as "Equity" (stocks) and "Fixed Income" (bonds), some of the underlying funds invest in a mix of securities of foreign and domestic issuers, investment-grade and other securities.





Equity Underlying Funds  Investment Objective
-----------------------  ------------------------------------
LVIP SSgA International Tracks broad foreign index
Index Fund
LVIP SSgA S&P 500 Index Tracks S&P 500 Index
Fund
LVIP SSgA Small-Cap     Tracks Russell 2000 (Reg. TM) Index
Index Fund



Fixed Income Underlying
         Funds           Investment Objective
-----------------------  --------------------------------------------
LVIP SSgA Bond Index    Tracks Barclays Capital U.S. Aggregate Bond
Fund                    Index


Principal Risks


Because the fund invests in the shares of the underlying funds, the fund invests in the same investments as made by the various underlying funds. By investing in the fund, therefore, you assume the same types of risks, either directly or indirectly, as investing in those underlying funds.

The fund's investment strategy is to vary the amount invested among the asset classes of securities over time. The fund is subject to asset allocation risk, which is the risk that the fund may allocate assets to an asset class that underperforms other asset classes. For example, the fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

Equity Investments (Stocks). For underlying funds allocated to equities, the primary risk is that the value of the stocks it holds will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of a fund's stock investments and, therefore, the value of a fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the manager believes to the their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earning, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market. The growth style may, over time, go in and out of favor. At times when growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.


Some of the underlying funds may invest in the securities of small-sized, less mature, lesser-known companies, which may involve greater risks than those normally associated with larger, more mature, well-known companies. The stock of companies with small stock market capitalizations may trade less frequently and in limited volume. Small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.

Because the LVIP SSgA Moderately Aggressive Index Allocation Fund and the LVIP SSgA Moderately Aggressive Structured Allocation Fund, have a greater target percentage of assets allocated to equities than the LVIP SSgA Moderate Index Allocation Fund, LVIP Moderate Structured Allocation Fund, LVIP SSgA Conservative Index Allocation Fund and the LVIP SSgA Conservative Structured Allocation Fund, they will be more susceptible to the risks associated with equities. The LVIP SSgA Moderate Index Allocation Fund and the LVIP SSgA Moderate Structured Allocation Fund will be more susceptible to the risks associated with equities than the LVIP SSgA Conservative Index Allocation Fund and the LVIP SSgA Conservative Structured Allocation Fund.


Fixed Income Investments (Bonds). For underlying funds allocated to fixed-income, the primary risks are interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities. The value of the debt obligations held by a fund and, therefore, the value of the fund's shares, will fluctuate with the changes in the credit ratings of the debt obligations held.


Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate. This action may reduce a fund's income because the fund may have to reinvest the proceeds at lower interest rates.

Mortgage-Backed Securities Risk is the risk that the value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early lowering the potential total return, and during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value may decline.

Because the LVIP SSgA Conservative Index Allocation Fund and the LVIP SSgA Conservative Structured Allocation Fund have a greater target percentage of assets allocated to fixed income investments and inflation-indexed bonds than the LVIP SSgA Moderate Index Allocation Fund, LVIP Moderate Structured Allocation Fund, LVIP SSgA Moderately Aggressive Index Allocation Fund, and the LVIP SSgA Moderately Aggressive Structured Allocation Fund, they will be more susceptible to the risks associated with fixed income investments and inflation-indexed bonds. The LVIP SSgA Moderate Index Allocation Fund and the LVIP SSgA Moderate Structured Allocation Fund will be more susceptible to the risks associated with fixed income investments and inflation-indexed bonds than the LVIP SSgA Moderately Aggressive Index Allocation Fund and the LVIP SSgA Moderately Aggressive Structured Allocation Fund.


Foreign Investments (Equity). For underlying funds allocated to foreign securities, additional risks are involved that are not present in U.S. securities. Foreign currency fluctuations or economic, financial or political instability could cause the value of a fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, assets allocated to foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

As a general matter, risk of loss is typically higher for issuers located in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.


Because the LVIP SSgA Moderately Aggressive Index Allocation Fund and the LVIP SSgA Moderately Aggressive Structured Allocation Fund have a greater target percentage of assets allocated to foreign investments than the LVIP SSgA Moderate Index Allocation Fund, LVIP Moderate Structured Allocation Fund, LVIP SSgA Conservative Index Allocation Fund and the LVIP Conservative Structured Allocation Fund, they will be more susceptible to the risks associated with foreign investments. The LVIP SSgA Moderate Index Allocation Fund and the LVIP SSgA Moderate Structured Allocation Fund will be more susceptible to the risk associated with foreign investments than the LVIP SSgA Conservative Index Allocation Fund and the LVIP SSgA Conservative Structured Allocation Fund.


Exchange Traded Funds (ETFs). The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.


Non-Diversification. The fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the fund's value may decrease because of a single investment or a small number of investments.



Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release Nos. IC-27512 and 29197) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser: Lincoln Investment Advisors Corporation (LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The Trust has entered into an Investment Management Agreement with LIA. The fund operates as a "fund of funds." In this structure, the fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.

The Investment Adviser its total annual management fee for the most recently completed fiscal year, and portfolio managers are shown below:




Adviser                LIA (advisory fee is 0.15% of the fund's average daily net assets, including the advisory fee waiver)
Portfolio Manager(s)   Kevin J. Adamson, CPA and David A. Weiss, CFA are responsible for the day-to-day management of the fund. Mr. Adamson joined the Lincoln organization in 2004 and since that time he has served as Director of Funds Management Operations responsible for managing daily operations. Mr. Adamson has served as
                       Second Vice President of LIA since 2007. Mr. Weiss has been employed with LIA (formerly Jefferson Pilot investment Advisory Corp.) since 2004 and has served as Assistant Vice President of LIA since 2007. Mr.
                       Weiss currently serves as Director of Funds Management Research where he is responsible for leading the due diligence and research efforts for the Trust's investment managers, including oversight of the Trust's asset allocation services.


LIA has hired SSgA Funds Management Inc. (SSgA FM) to provide consulting services to LIA in its management of the fund. SSgA has no management discretion over fund assets and is paid no compensation by LIA under the consulting agreement.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory contract for the fund will be available in the annual report to shareholders for the period ended December 31, 2010.


Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.


Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other unaffiliated insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.


Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.


Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.


Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.


Distribution Policy and Federal Income Tax Considerations

The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year income or gains are earned by the fund. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.

Financial Highlights

The fund was not available for investment as of the date of this Prospectus. As a result there are no financial highlights available for this fund.

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.


You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated July 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.


You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.


                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust


                     LVIP SSgA Conservative Structured Allocation Fund



                Standard Class


                1300 South Clinton Street
                Fort Wayne, Indiana 46802


                Prospectus July 30, 2010





The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.




As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents




Item                                                                                   Page
Summary Section                                                                         1
 Investment Objective                                                                   1
 Fees and Expenses                                                                      1
   Shareholder Fees                                                                     1
   Annual Fund Operating Expenses                                                       1
   Example                                                                              1
   Portfolio Turnover                                                                   1
 Principal Investment Strategies                                                        2
 Principal Risks                                                                        2
 Fund Performance                                                                       3
 Investment Adviser                                                                     3
 Tax Information                                                                        3
 Payments to Insurance Companies, Broker-Dealers and other Financial Intermediaries     3
Investment Objective and Principal Investment Strategies                                4
Principal Risks                                                                         5
Management and Organization                                                             6
Pricing of Fund Shares                                                                  7
Purchase and Sale of Fund Shares                                                        8
Market Timing                                                                           8
Portfolio Holdings Disclosure                                                           9
Share Classes and Distribution Arrangements                                             9
Distribution Policy and Federal Income Tax Considerations                               9
Financial Highlights                                                                   10

LVIP SSgA Conservative Structured Allocation Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP SSgA Conservative Structured Allocation Fund is to seek a high level of current income, with some consideration given to growth of capital.


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Standard Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.



Shareholder Fees (fees paid directly from your investment)
 Maximum Sales Charge (Load) Imposed on Purchases                                              N/A
 Maximum Deferred Sales Charge (Load)                                                          N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.25%
 Distribution and/or Service (12b-1) fees                                                     None
 Other Expenses1                                                                                0.14%
 Acquired Fund Fees and Expenses (AFFE)                                                         0.42%
 Total Annual Fund Operating Expenses                                                           0.81%
 Less Fee Waiver and Expense Reimbursement2                                                    (0.19%)
 Net Expenses (including AFFE)                                                                  0.62%

1 Other expenses are based on estimated amounts for the current fiscal year.


2 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012. LIA has also contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating expenses (excluding underlying fund fees and expenses) exceeds 0.20% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.



Example



The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the time period shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.




 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $63      $240   N/A       N/A

1 Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year three.


Portfolio Turnover


The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.


LVIP SSgA Conservative Structured Allocation Fund                            1

Principal Investment Strategies

The LVIP SSgA Conservative Structured Allocation Fund operates under a fund of funds structure. Under normal circumstances, the fund's investment strategy is to invest approximately 60% of its assets in other mutual funds (underlying funds) which, in turn invest in fixed income securities (bonds), and approximately 40% of its assets in underlying funds which invest in equity securities (stocks). The fund may also invest in exchange-traded-funds (ETFs).


The adviser develops the fund's asset allocation strategy based on the fund's investment strategy. Through its investment in underlying funds, the fund's investment strategy will be to allocate a large percentage of assets in domestic fixed income securities (bonds) including mortgage-backed securities and inflation-indexed bonds, with a smaller percentage of assets allocated to domestic and foreign equity securities (stocks) with growth and value styles. The investments described above are the principal investment strategies of the fund.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the fund's asset allocation strategy consistent with the fund's investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and third party research to construct the portfolio. The underlying fund selection is made based on the fund's particular asset allocation strategy, the adviser's desired asset class exposures and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund's suitability as an investment for the fund.



Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.

 o Passive Management Risk: The fund will invest in underlying funds that use an indexing strategy and do not individually select stocks. These underlying funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.

 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the fund's yield.
 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.

 o Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reiusse the debt at a lower rate. This action may reduce a fund's income because the fund may have to reinvest the proceeds at lower interest rates.
 o Mortgage-Backed Securities Risk: The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
 o Exchange-Traded Funds Risk: The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in the price of the ETF being more volatile and ETFs have management fees that increase their costs.

 o Inflation Indexed Bond Risk: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.


2  LVIP SSgA Conservative Structured Allocation Fund

 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Growth Stocks Risks: Growth stocks have historically been more volatile than value stocks over the long-term. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Non-diversification Risk: The fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the fund's value may decrease because of a single investment or a small number of investments.


Because the fund has a greater target percentage of assets allocated to fixed income investments and inflation-indexed bonds than the LVIP SSgA Moderate Structured Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Moderately Aggressive Structured Allocation Fund and the LVIP Moderately Aggressive Index Allocation Fund, it will be more susceptible to the risks associated with fixed income investments and inflation-indexed bonds.



Fund Performance


The fund commenced operations on or about July 30, 2010. Once the fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.



Investment Adviser


Investment Adviser: Lincoln Investment Advisors Corporation




Portfolio Manager(s)   Company Title              Experience w/Fund
---------------------- -------------------------- ------------------
Kevin J. Adamson       Second Vice President      Since July 2010
David A. Weiss         Assistant Vice President   Since July 2010


Tax Information

The fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.


Payments to Insurance Companies, Broker-Dealers and other Financial
Intermediaries

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.


LVIP SSgA Conservative Structured Allocation Fund                            3

Investment Objective and Principal Investment Strategies

The investment objective of the LVIP SSgA Conservative Structured Allocation Fund is to seek a high level of current income with some consideration given to growth of capital. The fund will be non-diversified as defined in the Investment Company Act of 1940. This objective is non-fundamental and may be changed without shareholder approval. The investments described below are the principal investment strategies of the fund.

The fund operates under a fund of funds structure. The fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. Under normal circumstances, the fund's investment strategy is to invest approximately 60% of its assets in other mutual funds (underlying funds) which in turn invest in fixed income securities (bonds), and approximately 40% of its assets in underlying funds which invest in equity securities (stocks). The underlying funds will include but are not limited to funds that employ a passive investment style (i.e. index funds), funds that employ a rules-based strategy, and Exchange Traded Funds (ETFs) including underlying ETFs advised by the fund's investment adviser.

The adviser develops the fund's asset allocation strategy based on the fund's investment strategy. Through its investment in underlying funds, the fund's investment strategy will be to allocate a large percentage of assets in domestic fixed income securities (bonds), including mortgage-backed securities and inflation-indexed bonds with a smaller percentage of assets allocated to domestic and foreign equity securities (stocks) with growth and value styles. Descriptions of the investments for the underlying funds within each asset class are listed below:

Growth Stocks: Growth stocks are stocks of companies whose earnings and/or revenue are anticipated to grow faster than its industry or the overall market. Growth companies typically pay little or no dividends.

Value Stocks: Value stocks are stocks of companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. Value companies tend to have stock prices that are relatively low to their earnings, dividends, assets, or other financial measures.

Fixed Income Investments (bonds): Domestic investment grade bonds include U.S. Treasury, agency, credit, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

Inflation-Indexed Bonds: Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.

Mortgage-Backed Securities (MBS): Mortgage-backed securities are issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages.

Foreign Securities: Foreign (international) securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the United States.

Exchanged Traded Funds (ETFs): Exchanged traded funds are funds that track an index, by bundling together securities that are in an index, but can be traded on an exchange like a stock.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the fund's asset allocation strategy consistent with the fund's investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and third party research to construct the portfolio. The underlying fund selection is made based on the fund's particular asset allocation strategy, the adviser's desired asset class exposures and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund's suitability as an investment for the fund.

In response to market, economic, political, or other conditions, the fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the fund's principal investment strategies. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.


What are the Underlying Funds?

The fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a fund to invest in other affiliated and non-affiliated funds, including exchange traded funds (ETFs), and other securities. The fund has received an exemptive order from the SEC (Release No. 29196) to permit the fund to invest in non-affiliated funds without limitation, securities and other investments subject to certain conditions. The fund will invest in various underlying funds that are advised by LIA, which invest directly in equity and fixed income securities. Because these funds are advised by the same adviser - LIA - they are considered to be affiliated funds. The relative weightings for the fund in the various underlying funds will vary over time, and the fund is not required to invest in any particular underlying fund or in any particular percentage. The portfolio manager may add, eliminate or replace underlying funds at any time and may invest in non-affiliated funds or other types of investment securities, as described above, all without prior notice to shareholders.

The fund currently expects to invest in some or all of the underlying funds described below and may invest in other funds not listed. While the underlying funds are categorized generally as "Equity" (stocks) and "Fixed Income" (bonds), some of the underlying funds invest in a mix of securities of foreign and domestic issuers, investment-grade and other securities.





Equity Underlying Funds  Investment Objective
-----------------------  ------------------------------------
LVIP SSgA Developed     Long-term capital appreciation
international 150 Fund
LVIP SSgA Emerging      Long-term capital appreciation
Markets 100 Fund
LVIP SSgA International Tracks broad foreign index
Index Fund
LVIP SSgA Large Cap 100 Long-term capital appreciation
Fund
LVIP SSgA S&P 500 Index Tracks S&P 500 Index
Fund
LVIP SSgA Small-Cap     Tracks Russell 2000 (Reg. TM) Index
Index Fund
LVIP SSgA Small-Mid Cap Long-term capital appreciation
200 Fund



Fixed Income Underlying
         Funds           Investment Objective
-----------------------  --------------------------------------------
LVIP SSgA Bond Index    Tracks Barclays Capital U.S. Aggregate Bond
Fund                    Index


Principal Risks


Because the fund invests in the shares of the underlying funds, the fund invests in the same investments as made by the various underlying funds. By investing in the fund, therefore, you assume the same types of risks, either directly or indirectly, as investing in those underlying funds.

The fund's investment strategy is to vary the amount invested among the asset classes of securities over time. The fund is subject to asset allocation risk, which is the risk that the fund may allocate assets to an asset class that underperforms other asset classes. For example, the fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

Equity Investments (Stocks). For underlying funds allocated to equities, the primary risk is that the value of the stocks it holds will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of a fund's stock investments and, therefore, the value of a fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the manager believes to the their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earning, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market. The growth style may, over time, go in and out of favor. At times when growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.


Because the LVIP SSgA Moderately Aggressive Structured Allocation Fund and the LVIP SSgA Moderately Aggressive Index Allocation Fund have a greater target percentage of assets allocated to equities than the LVIP SSgA Moderate Structured Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Conservative Structured Allocation Fund and the LVIP SSgA Conservative Index Allocation Fund, they will be more susceptible to the risks associated with equities. The LVIP SSgA Moderate Structured Allocation Fund and the LVIP SSgA Moderate Index Allocation Fund will be more susceptible to the risks associated with equities than the LVIP SSgA Conservative Structured Allocation Fund and the LVIP SSgA Conservative Index Allocation Fund.


Fixed Income Investments (Bonds). For underlying funds allocated to fixed-income, the primary risks are interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S.

government securities. The value of the debt obligations held by a fund and, therefore, the value of the fund's shares, will fluctuate with the changes in the credit ratings of the debt obligations held.


Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because th bond issuer can call the debt and reissue the debt at a lower rate. This action may reduce a fund's income because the fund may have to reinvest the proceeds at a lower interest rates.

Mortgage-Backed Securities Risk is the risk that the value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early lowering the potential total return, and during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value may decline.

Inflation Indexed Bond is the risk if the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If the nominal interest rates increase at a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.

Because the LVIP SSgA Conservative Structured Allocation Fund and the LVIP Conservative Index Allocation Fund have a greater target percentage of assets allocated to fixed income investments and inflation-indexed bonds than the LVIP SSgA Moderate Structured Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Moderately Aggressive Structured Allocation Fund and the LVIP SSgA Moderately Aggressive index Allocation Fund, they will be more susceptible to the risks associated with fixed income investments and inflation-indexed bonds. The LVIP SSgA Moderate Structured Allocation Fund and the LVIP SSgA Moderate Index Allocation Fund will be more susceptible to the risks associated with fixed income investments and inflation-indexed bonds than the LVIP SSgA Moderately Aggressive Structured Allocation Fund and the LVIP SSgA Moderately Aggressive Index Allocation Fund.

Foreign Investments (Equity). For underlying funds allocated to foreign securities, additional risks are involved that are not present in U.S. securities. Foreign currency fluctuations or economic, financial or political instability could cause the value of a fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, assets allocated to foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

Because the LVIP SSgA Aggressive Structured Allocation Fund and the LVIP Aggressive Index Allocation Fund have a greater target percentage of assets allocated to foreign investments than the LVIP SSgA Moderate Structured Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Conservative Structured Allocation Fund and the LVIP SSgA Conservative Index Allocation Fund, they will be more susceptible to the risks associated with foreign investments. The LVIP SSgA Moderate Structured Allocation Fund and the LVIP SSgA Moderate Index Allocation Fund will be more susceptible to the risk associated with foreign investments than the LVIP SSgA Conservative Structured Allocation Fund and the LVIP SSgA Conservative Index Allocation Fund.


Exchange Traded Funds (ETFs). The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Non-Diversification. The fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the fund's value may decrease because of a single investment or a small number of investments.


Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release Nos. IC-27512 and 29197) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser: Lincoln Investment Advisors Corporation (LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The Trust has entered into an Investment Management Agreement with LIA. The fund operates as a "fund of funds." In this structure, the fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.

The Investment Adviser its total annual management fee for the most recently completed fiscal year, and portfolio managers are shown below:




Adviser                LIA (advisory fee is 0.15% of the fund's average daily net assets, including the advisory fee waiver)
Portfolio Manager(s)   Kevin J. Adamson, CPA and David A. Weiss, CFA are responsible for the day-to-day management of the fund. Mr. Adamson joined the Lincoln organization in 2004 and since that time he has served as Director of Funds Management Operations responsible for managing daily operations. Mr. Adamson has served as
                       Second Vice President of LIA since 2007. Mr. Weiss has been employed with LIA (formerly Jefferson Pilot investment Advisory Corp.) since 2004 and has served as Assistant Vice President of LIA since 2007. Mr.
                       Weiss currently serves as Director of Funds Management Research where he is responsible for leading the due diligence and research efforts for the Trust's investment managers, including oversight of the Trust's asset allocation services.


LIA has hired SSgA Funds Management Inc. (SSgA FM) to provide consulting services to LIA in its management of the fund. SSgA has no management discretion over fund assets and is paid no compensation by LIA under the consulting agreement.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and contract for the fund will be available in the annual report to shareholders for the period ended December 31, 2010.


Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.


Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other unaffiliated insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.


Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.


Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.


Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.


Distribution Policy and Federal Income Tax Considerations

The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year income or gains are earned by the fund. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.

Financial Highlights

The fund was not available for investment as of the date of this Prospectus. As a result there are no financial highlights available for this fund.

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.


You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated July 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.


You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.


                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust


                     LVIP SSgA Conservative Structured Allocation Fund



                Service Class


                1300 South Clinton Street
                Fort Wayne, Indiana 46802


                Prospectus July 30, 2010





The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.




As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents




Item                                                                                   Page
Summary Section                                                                         1
 Investment Objective                                                                   1
 Fees and Expenses                                                                      1
   Shareholder Fees                                                                     1
   Annual Fund Operating Expenses                                                       1
   Example                                                                              1
   Portfolio Turnover                                                                   1
 Principal Investment Strategies                                                        1
 Principal Risks                                                                        2
 Fund Performance                                                                       3
 Investment Adviser                                                                     3
 Tax Information                                                                        3
 Payments to Insurance Companies, Broker-Dealers and other Financial Intermediaries     3
Investment Objective and Principal Investment Strategies                                4
Principal Risks                                                                         5
Management and Organization                                                             6
Pricing of Fund Shares                                                                  7
Purchase and Sale of Fund Shares                                                        8
Market Timing                                                                           8
Portfolio Holdings Disclosure                                                           9
Share Classes and Distribution Arrangements                                             9
Distribution Policy and Federal Income Tax Considerations                               9
Financial Highlights                                                                   10

LVIP SSgA Conservative Structured Allocation Fund
(Service Class)

Investment Objective
The investment objective of the LVIP SSgA Conservative Structured Allocation Fund is to seek a high level of current income, with some consideration given to growth of capital.


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Service Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.



Shareholder Fees (fees paid directly from your investment)
 Maximum Sales Charge (Load) Imposed on Purchases                                              N/A
 Maximum Deferred Sales Charge (Load)                                                          N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.25%
 Distribution and/or Service (12b-1) fees                                                       0.25%
 Other Expenses1                                                                                0.14%
 Acquired Fund Fees and Expenses (AFFE)                                                         0.42%
 Total Annual Fund Operating Expenses                                                           1.06%
 Less Fee Waiver and Expense Reimbursement2                                                    (0.19%)
 Net Expenses (including AFFE)                                                                  0.87%

1 Other expenses are based on estimated amounts for the current fiscal year.


2 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012. LIA has also contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating expenses (excluding underlying fund fees and expenses) exceeds 0.45% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.



Example


The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.



 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $89      $318   N/A       N/A

1 Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year three.


Portfolio Turnover


The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.


Principal Investment Strategies

The LVIP SSgA Conservative Structured Allocation Fund operates under a fund of funds structure. Under normal circumstances, the fund's investment strategy is to invest approximately 60% of its assets in other mutual funds (underlying funds) which, in turn invest


LVIP SSgA Conservative Structured Allocation Fund                            1
in fixed income securities (bonds), and approximately 40% of its assets in underlying funds which invest in equity securities (stocks). The fund may also invest in exchange-traded-funds (ETFs).


The adviser develops the fund's asset allocation strategy based on the fund's investment strategy. Through its investment in underlying funds, the fund's investment strategy will be to allocate a large percentage of assets in domestic fixed income securities (bonds) including mortgage-backed securities and inflation-indexed bonds, with a smaller percentage of assets allocated to domestic and foreign equity securities (stocks) with growth and value styles. The investments described above are the principal investment strategies of the fund.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the fund's asset allocation strategy consistent with the fund's investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and third party research to construct the portfolio. The underlying fund selection is made based on the fund's particular asset allocation strategy, the adviser's desired asset class exposures and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund's suitability as an investment for the fund.



Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.

 o Passive Management Risk: The fund will invest in underlying funds that use an indexing strategy and do not individually select stocks. These underlying funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.

 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the fund's yield.
 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.

 o Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reiusse the debt at a lower rate. This action may reduce a fund's income because the fund may have to reinvest the proceeds at lower interest rates.
 o Mortgage-Backed Securities Risk: The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
 o Exchange-Traded Funds Risk: The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in the price of the ETF being more volatile and ETFs have management fees that increase their costs.

 o Inflation Indexed Bond Risk: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.


2  LVIP SSgA Conservative Structured Allocation Fund

 o Growth Stocks Risks: Growth stocks have historically been more volatile than value stocks over the long-term. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Non-diversification Risk: The fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the fund's value may decrease because of a single investment or a small number of investments.


Because the fund has a greater target percentage of assets allocated to fixed income investments and inflation-indexed bonds than the LVIP SSgA Moderate Structured Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Moderately Aggressive Structured Allocation Fund and the LVIP Moderately Aggressive Index Allocation Fund, it will be more susceptible to the risks associated with fixed income investments and inflation-indexed bonds.



Fund Performance


The fund commenced operations on or about July 30, 2010. Once the fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.



Investment Adviser


Investment Adviser: Lincoln Investment Advisors Corporation




Portfolio Manager(s)   Company Title              Experience w/Fund
---------------------- -------------------------- ------------------
Kevin J. Adamson       Second Vice President      Since July 2010
David A. Weiss         Assistant Vice President   Since July 2010


Tax Information

The fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.


Payments to Insurance Companies, Broker-Dealers and other Financial
Intermediaries

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.


LVIP SSgA Conservative Structured Allocation Fund                            3

Investment Objective and Principal Investment Strategies

The investment objective of the LVIP SSgA Conservative Structured Allocation Fund is to seek a high level of current income with some consideration given to growth of capital. The fund will be non-diversified as defined in the Investment Company Act of 1940. This objective is non-fundamental and may be changed without shareholder approval. The investments described below are the principal investment strategies of the fund.

The fund operates under a fund of funds structure. The fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. Under normal circumstances, the fund's investment strategy is to invest approximately 60% of its assets in other mutual funds (underlying funds) which in turn invest in fixed income securities (bonds), and approximately 40% of its assets in underlying funds which invest in equity securities (stocks). The underlying funds will include but are not limited to funds that employ a passive investment style (i.e. index funds), funds that employ a rules-based strategy, and Exchange Traded Funds (ETFs) including underlying ETFs advised by the fund's investment adviser.

The adviser develops the fund's asset allocation strategy based on the fund's investment strategy. Through its investment in underlying funds, the fund's investment strategy will be to allocate a large percentage of assets in domestic fixed income securities (bonds), including mortgage-backed securities and inflation-indexed bonds with a smaller percentage of assets allocated to domestic and foreign equity securities (stocks) with growth and value styles. Descriptions of the investments for the underlying funds within each asset class are listed below:

Growth Stocks: Growth stocks are stocks of companies whose earnings and/or revenue are anticipated to grow faster than its industry or the overall market. Growth companies typically pay little or no dividends.

Value Stocks: Value stocks are stocks of companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. Value companies tend to have stock prices that are relatively low to their earnings, dividends, assets, or other financial measures.

Fixed Income Investments (bonds): Domestic investment grade bonds include U.S. Treasury, agency, credit, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

Inflation-Indexed Bonds: Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.

Mortgage-Backed Securities (MBS): Mortgage-backed securities are issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages.

Foreign Securities: Foreign (international) securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the United States.

Exchanged Traded Funds (ETFs): Exchanged traded funds are funds that track an index, by bundling together securities that are in an index, but can be traded on an exchange like a stock.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the fund's asset allocation strategy consistent with the fund's investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and third party research to construct the portfolio. The underlying fund selection is made based on the fund's particular asset allocation strategy, the adviser's desired asset class exposures and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund's suitability as an investment for the fund.

In response to market, economic, political, or other conditions, the fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the fund's principal investment strategies. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.


What are the Underlying Funds?

The fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a fund to invest in other affiliated and non-affiliated funds, including exchange traded funds (ETFs), and other securities. The fund has received an exemptive order from the SEC (Release No. 29196) to permit the fund to invest in non-affiliated funds without limitation, securities and other investments subject to certain conditions. The fund will invest in various underlying funds that are advised by LIA, which invest directly in equity and fixed income securities. Because these funds are advised by the same adviser - LIA - they are considered to be affiliated funds. The relative weightings for the fund in the various underlying funds will vary over time, and the fund is not required to invest in any particular underlying fund or in any particular percentage. The portfolio manager may add, eliminate or replace underlying funds at any time and may invest in non-affiliated funds or other types of investment securities, as described above, all without prior notice to shareholders.

The fund currently expects to invest in some or all of the underlying funds described below and may invest in other funds not listed. While the underlying funds are categorized generally as "Equity" (stocks) and "Fixed Income" (bonds), some of the underlying funds invest in a mix of securities of foreign and domestic issuers, investment-grade and other securities.





Equity Underlying Funds  Investment Objective
-----------------------  ------------------------------------
LVIP SSgA Developed     Long-term capital appreciation
international 150 Fund
LVIP SSgA Emerging      Long-term capital appreciation
Markets 100 Fund
LVIP SSgA International Tracks broad foreign index
Index Fund
LVIP SSgA Large Cap 100 Long-term capital appreciation
Fund
LVIP SSgA S&P 500 Index Tracks S&P 500 Index
Fund
LVIP SSgA Small-Cap     Tracks Russell 2000 (Reg. TM) Index
Index Fund
LVIP SSgA Small-Mid Cap Long-term capital appreciation
200 Fund



Fixed Income Underlying
         Funds           Investment Objective
-----------------------  --------------------------------------------
LVIP SSgA Bond Index    Tracks Barclays Capital U.S. Aggregate Bond
Fund                    Index


Principal Risks


Because the fund invests in the shares of the underlying funds, the fund invests in the same investments as made by the various underlying funds. By investing in the fund, therefore, you assume the same types of risks, either directly or indirectly, as investing in those underlying funds.

The fund's investment strategy is to vary the amount invested among the asset classes of securities over time. The fund is subject to asset allocation risk, which is the risk that the fund may allocate assets to an asset class that underperforms other asset classes. For example, the fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

Equity Investments (Stocks). For underlying funds allocated to equities, the primary risk is that the value of the stocks it holds will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of a fund's stock investments and, therefore, the value of a fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the manager believes to the their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earning, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market. The growth style may, over time, go in and out of favor. At times when growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.


Because the LVIP SSgA Moderately Aggressive Structured Allocation Fund and the LVIP SSgA Moderately Aggressive Index Allocation Fund have a greater target percentage of assets allocated to equities than the LVIP SSgA Moderate Structured Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Conservative Structured Allocation Fund and the LVIP SSgA Conservative Index Allocation Fund, they will be more susceptible to the risks associated with equities. The LVIP SSgA Moderate Structured Allocation Fund and the LVIP SSgA Moderate Index Allocation Fund will be more susceptible to the risks associated with equities than the LVIP SSgA Conservative Structured Allocation Fund and the LVIP SSgA Conservative Index Allocation Fund.


Fixed Income Investments (Bonds). For underlying funds allocated to fixed-income, the primary risks are interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S.

government securities. The value of the debt obligations held by a fund and, therefore, the value of the fund's shares, will fluctuate with the changes in the credit ratings of the debt obligations held.


Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because th bond issuer can call the debt and reissue the debt at a lower rate. This action may reduce a fund's income because the fund may have to reinvest the proceeds at a lower interest rates.

Mortgage-Backed Securities Risk is the risk that the value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early lowering the potential total return, and during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value may decline.

Inflation Indexed Bond is the risk if the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If the nominal interest rates increase at a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.

Because the LVIP SSgA Conservative Structured Allocation Fund and the LVIP Conservative Index Allocation Fund have a greater target percentage of assets allocated to fixed income investments and inflation-indexed bonds than the LVIP SSgA Moderate Structured Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Moderately Aggressive Structured Allocation Fund and the LVIP SSgA Moderately Aggressive index Allocation Fund, they will be more susceptible to the risks associated with fixed income investments and inflation-indexed bonds. The LVIP SSgA Moderate Structured Allocation Fund and the LVIP SSgA Moderate Index Allocation Fund will be more susceptible to the risks associated with fixed income investments and inflation-indexed bonds than the LVIP SSgA Moderately Aggressive Structured Allocation Fund and the LVIP SSgA Moderately Aggressive Index Allocation Fund.

Foreign Investments (Equity). For underlying funds allocated to foreign securities, additional risks are involved that are not present in U.S. securities. Foreign currency fluctuations or economic, financial or political instability could cause the value of a fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, assets allocated to foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

Because the LVIP SSgA Aggressive Structured Allocation Fund and the LVIP Aggressive Index Allocation Fund have a greater target percentage of assets allocated to foreign investments than the LVIP SSgA Moderate Structured Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Conservative Structured Allocation Fund and the LVIP SSgA Conservative Index Allocation Fund, they will be more susceptible to the risks associated with foreign investments. The LVIP SSgA Moderate Structured Allocation Fund and the LVIP SSgA Moderate Index Allocation Fund will be more susceptible to the risk associated with foreign investments than the LVIP SSgA Conservative Structured Allocation Fund and the LVIP SSgA Conservative Index Allocation Fund.


Exchange Traded Funds (ETFs). The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Non-Diversification. The fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the fund's value may decrease because of a single investment or a small number of investments.


Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release Nos. IC-27512 and 29197) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser: Lincoln Investment Advisors Corporation (LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The Trust has entered into an Investment Management Agreement with LIA. The fund operates as a "fund of funds." In this structure, the fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.

The Investment Adviser its total annual management fee for the most recently completed fiscal year, and portfolio managers are shown below:




Adviser                LIA (advisory fee is 0.15% of the fund's average daily net assets, including the advisory fee waiver)
Portfolio Manager(s)   Kevin J. Adamson, CPA and David A. Weiss, CFA are responsible for the day-to-day management of the fund. Mr. Adamson joined the Lincoln organization in 2004 and since that time he has served as Director of Funds Management Operations responsible for managing daily operations. Mr. Adamson has served as
                       Second Vice President of LIA since 2007. Mr. Weiss has been employed with LIA (formerly Jefferson Pilot investment Advisory Corp.) since 2004 and has served as Assistant Vice President of LIA since 2007. Mr.
                       Weiss currently serves as Director of Funds Management Research where he is responsible for leading the due diligence and research efforts for the Trust's investment managers, including oversight of the Trust's asset allocation services.


LIA has hired SSgA Funds Management Inc. (SSgA FM) to provide consulting services to LIA in its management of the fund. SSgA has no management discretion over fund assets and is paid no compensation by LIA under the consulting agreement.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory contract for the fund will be available in the annual report to shareholders for the period ended December 31, 2010.


Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.


Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other unaffiliated insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.


Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.


Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.


Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.


Distribution Policy and Federal Income Tax Considerations

The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year income or gains are earned by the fund. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.

Financial Highlights

The fund was not available for investment as of the date of this Prospectus. As a result there are no financial highlights available for this fund.

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.


You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated July 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.


You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.


                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust


                     LVIP SSgA Moderate Structured Allocation Fund



                Standard Class


                1300 South Clinton Street
                Fort Wayne, Indiana 46802


                Prospectus July 30, 2010





The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.




As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents




Item                                                                                   Page
Summary Section                                                                         1
 Investment Objective                                                                   1
 Fees and Expenses                                                                      1
   Shareholder Fees                                                                     1
   Annual Fund Operating Expenses                                                       1
   Example                                                                              1
   Portfolio Turnover                                                                   1
 Principal Investment Strategies                                                        2
 Principal Risks                                                                        2
 Fund Performance                                                                       3
 Investment Adviser                                                                     3
 Tax Information                                                                        3
 Payments to Insurance Companies, Broker-Dealers and other Financial Intermediaries     3
Investment Objective and Principal Investment Strategies                                4
Principal Risks                                                                         5
Management and Organization                                                             6
Pricing of Fund Shares                                                                  7
Purchase and Sale of Fund Shares                                                        8
Market Timing                                                                           8
Portfolio Holdings Disclosure                                                           9
Share Classes and Distribution Arrangements                                             9
Distribution Policy and Federal Income Tax Considerations                               9
Financial Highlights                                                                   10

LVIP SSgA Moderate Structured Allocation Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP SSgA Moderate Structured Allocation Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Standard Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.



Shareholder Fees (fees paid directly from your investment)
 Maximum Sales Charge (Load) Imposed on Purchases                                              N/A
 Maximum Deferred Sales Charge (Load)                                                          N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.25%
 Distribution and/or Service (12b-1) fees                                                     None
 Other Expenses1                                                                                0.10%
 Acquired Fund Fees and Expenses (AFFE)                                                         0.43%
 Total Annual Fund Operating Expenses                                                           0.78%
 Less Fee Waiver and Expense Reimbursement2                                                    (0.15%)
 Net Expenses (including AFFE)                                                                  0.63%

1 Other expenses are based on estimated amounts for the current fiscal year.


2 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012. LIA has also contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating expenses (excluding underlying fund fees and expenses) exceeds 0.20% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.



Example



The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the time period shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.




 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $64      $234   N/A       N/A

1 Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year three.


Portfolio Turnover


The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.


LVIP SSgA Moderate Structured Allocation Fund                                1

Principal Investment Strategies

The LVIP SSgA Moderate Structured Allocation Fund operates under a fund of funds structure. Under normal circumstances, the fund's investment strategy is to invest approximately 60% of its assets in other mutual funds (underlying funds) which, in turn invest in equity securities (stocks), and approximately 40% of its assets in underlying funds which invest in fixed income securities (bonds). The fund may also invest in exchange-traded-funds (ETFs).


The adviser develops the fund's asset allocation strategy based on the fund's investment strategy. Through its investment in underlying funds, the fund's investment strategy will be to allocate a large percentage of assets in domestic and foreign equity securities (stocks) with growth and value styles, with a smaller percentage of assets allocated to domestic fixed income securities (bonds) including mortgage-backed securities and inflation-indexed bonds. The investments described above are the principal investment strategies of the fund.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the fund's asset allocation strategy consistent with the fund's investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and third party research to construct the portfolio. The underlying fund selection is made based on the fund's particular asset allocation strategy, the adviser's desired asset class exposures, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund's suitability as an investment for the fund.



Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.

 o Passive Management Risk: The fund will invest in underlying funds that use an indexing strategy and do not individually select stocks. These underlying funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.

 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the fund's yield.
 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.

 o Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reiusse the debt at a lower rate. This action may reduce a fund's income because the fund may have to reinvest the proceeds at lower interest rates.
 o Mortgage-Backed Securities Risk: The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
 o Exchange-Traded Funds Risk: The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in the price of the ETF being more volatile and ETFs have management fees that increase their costs.

 o Inflation Indexed Bond Risk: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.


2  LVIP SSgA Moderate Structured Allocation Fund

 o Growth Stocks Risks: Growth stocks have historically been more volatile than value stocks over the long-term. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Non-diversification Risk: The fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the fund's value may decrease because of a single investment or a small number of investments.


Because the fund has a greater target percentage of assets allocated to equities and foreign investments then the LVIP SSgA Conservative Structured Allocation Fund and the LVIP SSgA Conservative Index Allocation Fund, it will be more susceptible to the risks associated with equities and foreign investments. Because the fund has a greater target percentage of assets allocated to fixed income investments and inflation-indexed bonds than the LVIP Moderately Aggressive Structured Allocation Fund and the LVIP SSgA Aggressive Index Allocation Fund, it will be more susceptible to the risks associated with fixed income investments and inflation-indexed bonds.



Fund Performance


The fund commenced operations on or about July 30, 2010. Once the fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.



Investment Adviser


Investment Adviser: Lincoln Investment Advisors Corporation




Portfolio Manager(s)   Company Title              Experience w/Fund
---------------------- -------------------------- ------------------
Kevin J. Adamson       Second Vice President      Since July 2010
David A. Weiss         Assistant Vice President   Since July 2010


Tax Information

The fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.


Payments to Insurance Companies, Broker-Dealers and other Financial
Intermediaries

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.


LVIP SSgA Moderate Structured Allocation Fund                                3

Investment Objective and Principal Investment Strategies

The investment objective of the LVIP SSgA Moderate Structured Allocation Fund is to seek a balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. The fund will be non-diversified as defined in the Investment Company Act of 1940. This objective is non-fundamental and may be changed without shareholder approval. The investments described below are the principal investment strategies of the fund.

The fund operates under a fund of funds structure. The fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. Under normal circumstances, the fund's investment strategy is to invest approximately 60% of its assets in other mutual funds (underlying funds) which in turn invest in equity securities (stocks), and approximately 40% of its assets in underlying funds which invest in fixed income securities (bonds). The underlying funds will include but are not limited to funds that employ a passive investment style (i.e. index funds), funds that employ a rules-based strategy, and Exchange Traded Funds (ETFs) including underlying ETFs advised by the fund's investment adviser.

The adviser develops the fund's asset allocation strategy based on the fund's investment strategy. Through its investment in underlying funds, the fund's investment strategy will be to allocated a large percentage of assets in domestic and foreign equity securities (stocks) with growth and value styles, with a smaller percentage of assets allocated to domestic fixed income securities (bonds) including inflation-indexed bonds. Descriptions of the investments for the underlying funds within each asset class are listed below:

Growth Stocks: Growth stocks are stocks of companies whose earnings and/or revenue are anticipated to grow faster than its industry or the overall market. Growth companies typically pay little or no dividends.

Value Stocks: Value stocks are stocks of companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. Value companies tend to have stock prices that are relatively low to their earnings, dividends, assets, or other financial measures.

Fixed Income Investments (bonds): Domestic investment grade bonds include U.S. Treasury, agency, credit, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

Inflation-Indexed Bonds: Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.

Mortgage-Backed Securities (MBS): Mortgage-backed securities are issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages.

Foreign Securities: Foreign (international) securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the United States.

Exchanged Traded Funds (ETFs): Exchanged traded funds are funds that track an index, by bundling together securities that are in an index, but can be traded on an exchange like a stock.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the fund's asset allocation strategy consistent with the fund's investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and third party research to construct the portfolio. The underlying fund selection is made based on the fund's particular asset allocation strategy, the adviser's desired asset class exposures, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund's suitability as an investment for the fund.

In response to market, economic, political, or other conditions, the fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the fund's principal investment strategies. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.


What are the Underlying Funds?

The fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a fund to invest in other affiliated and non-affiliated funds, including exchange traded funds (ETFs) and other securities. The fund has received an exemptive order from the SEC (Release No. 29196) to permit the fund to invest in non-affiliated funds without limitation, securities and other investments subject to certain conditions. The fund will invest in various underlying funds that are advised by LIA, which invest directly in equity and fixed income securities. Because these funds are advised by the same adviser - LIA - they are considered to be affiliated funds.

The relative weightings for the fund in the various underlying funds will vary over time, and the fund is not required to invest in any particular underlying fund or in any particular percentage. The portfolio manager may add, eliminate or replace underlying funds at any time and may invest in non-affiliated funds or other types of investment securities, as described above, all without prior notice to shareholders.


The fund currently expects to invest in some or all of the underlying funds described below and may invest in other funds not listed. While the underlying funds are categorized generally as "Equity" (stocks) and "Fixed Income" (bonds), some of the underlying funds invest in a mix of securities of foreign and domestic issuers, investment-grade and other securities.






Equity Underlying Funds  Investment Objective
-----------------------  ------------------------------------
LVIP SSgA Developed     Long-term capital appreciation
International 150 Fund
LVIP SSgA Emerging      Long-term capital appreciation
Markets 100 Fund
LVIP SSgA International Tracks broad foreign index
Index Fund
LVIP SSgA Large Cap 100 Long-term capital appreciation
Fund
LVIP SSgA S&P 500 Index Tracks S&P 500 Index
Fund
LVIP SSgA Small-Cap     Tracks Russell 2000 (Reg. TM) Index
Index Fund
LVIP SSgA Small-Mid Cap Long-term capital appreciation
200 Fund




Fixed Income Underlying
         Funds           Investment Objective
-----------------------  --------------------------------------------
LVIP SSgA Bond Index    Tracks Barclays Capital U.S. Aggregate Bond
Fund                    Index


Principal Risks


Because the fund invests in the shares of the underlying funds, the fund invests in the same investments as made by the various underlying funds. By investing in the fund, therefore, you assume the same types of risks, either directly or indirectly, as investing in those underlying funds.

The fund's investment strategy is to vary the amount invested among the asset classes of securities over time. The fund is subject to asset allocation risk, which is the risk that the fund may allocate assets to an asset class that underperforms other asset classes. For example, the fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

Equity Investments (Stocks). For underlying funds allocated to equities, the primary risk is that the value of the stocks it holds will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of a fund's stock investments and, therefore, the value of a fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the manager believes to the their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earning, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market. The growth style may, over time, go in and out of favor. At times when growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.


Because the LVIP SSgA Moderately Aggressive Structured Allocation Fund and the LVIP SSgA Moderately Aggressive Index Allocation Fund have a greater target percentage of assets allocated to equities than the LVIP SSgA Moderate Structured Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Conservative Structured Allocation Fund and the LVIP SSgA Conservative Index Allocation Fund, they will be more susceptible to the risks associated with equities. The LVIP SSgA Moderate Structured Allocation Fund and the LVIP SSgA Moderate Index Allocation Fund will be more susceptible to the risks associated with equities than the LVIP SSgA Conservative Structured Allocation Fund and the LVIP SSgA Conservative Index Allocation Fund.


Fixed Income Investments (Bonds). For underlying funds allocated to fixed-income, the primary risks are interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities. The value of the debt obligations held by a fund and, therefore, the value of the fund's shares, will fluctuate with the changes in the credit ratings of the debt obligations held.

Inflation Indexed Bond risk is if the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.


Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer may call the debt and reissue the debt at a lower rate. This action may reduce a fund's income because the fund may have to reinvest the proceeds at lower interest rates.

Mortgage-Backed Securities Risk is the risk that the value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early lowering the potential total return, and during periods of rising interest rates at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value may decline.

Because the LVIP SSgA Conservative Structured Allocation Fund and the LVIP Conservative Index Allocation Fund have a greater target percentage of assets allocated to fixed income investments and inflation-indexed bonds than the LVIP SSgA Moderate Structured Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Moderately Aggressive Structured Allocation Fund and the LVIP SSgA Moderately Aggressive index Allocation Fund, they will be more susceptible to the risks associated with fixed income investments and inflation-indexed bonds. The LVIP SSgA Moderate Structured Allocation Fund and the LVIP SSgA Moderate Index Allocation Fund will be more susceptible to the risks associated with fixed income investments and inflation-indexed bonds than the LVIP SSgA Moderately Aggressive Structured Allocation Fund and the LVIP SSgA Moderately Aggressive Index Allocation Fund.

Foreign Investments (Equity). For underlying funds allocated to foreign securities, additional risks are involved that are not present in U.S. securities. Foreign currency fluctuations or economic, financial or political instability could cause the value of a fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, assets allocated to foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

Because the LVIP SSgA Moderately Aggressive Structured Allocation Fund and the LVIP Moderately Aggressive Index Allocation Fund have a greater target percentage of assets allocated to foreign investments than the LVIP SSgA Moderate Structured Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Conservative Structured Allocation Fund and the LVIP SSgA Conservative Index Allocation Fund, they will be more susceptible to the risks associated with foreign investments. The LVIP SSgA Moderate Structured Allocation Fund and the LVIP SSgA Moderate Index Allocation Fund will be more susceptible to the risk associated with foreign investments than the LVIP SSgA Conservative Structured Allocation Fund and the LVIP SSgA Conservative Index Allocation Fund.


Exchange Traded Funds (ETFs). The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Non-Diversification. The fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the fund's value may decrease because of a single investment or a small number of investments.


Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release Nos. IC-27512 and 29197) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser: Lincoln Investment Advisors Corporation (LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The Trust has entered into an Investment Management Agreement with LIA. The fund operates as a "fund of funds." In this structure, the fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.

The Investment Adviser its total annual management fee for the most recently completed fiscal year, and portfolio managers are shown below:




Adviser                LIA (advisory fee is 0.15% of the fund's average daily net assets, including the advisory fee waiver)
Portfolio Manager(s)   Kevin J. Adamson, CPA and David A. Weiss, CFA are responsible for the day-to-day management of the fund. Mr. Adamson joined the Lincoln organization in 2004 and since that time he has served as Director of Funds Management Operations responsible for managing daily operations. Mr. Adamson has served as
                       Second Vice President of LIA since 2007. Mr. Weiss has been employed with LIA (formerly Jefferson Pilot investment Advisory Corp.) since 2004 and has served as Assistant Vice President of LIA since 2007. Mr.
                       Weiss currently serves as Director of Funds Management Research where he is responsible for leading the due diligence and research efforts for the Trust's investment managers, including oversight of the Trust's asset allocation services.


LIA has hired SSgA Funds Management Inc. (SSgA FM) to provide consulting services to LIA in its management of the fund. SSgA has not management discretion over fund assets and is paid no compensation by LIA under the consulting agreement.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and contract for the fund will be available in the annual report to shareholders for the period ended December 31, 2010.


Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.


Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other unaffiliated insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.


Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.


Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.


Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.


Distribution Policy and Federal Income Tax Considerations

The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year income or gains are earned by the fund. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.

Financial Highlights

The fund was not available for investment as of the date of this Prospectus. As a result there are no financial highlights available for this fund.

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.


You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated July 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.


You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.


                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust


                     LVIP SSgA Moderate Structured Allocation Fund



                Service Class


                1300 South Clinton Street
                Fort Wayne, Indiana 46802


                Prospectus July 30, 2010





The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.




As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents




Item                                                                                   Page
Summary Section                                                                         1
 Investment Objective                                                                   1
 Fees and Expenses                                                                      1
   Shareholder Fees                                                                     1
   Annual Fund Operating Expenses                                                       1
   Example                                                                              1
   Portfolio Turnover                                                                   1
 Principal Investment Strategies                                                        2
 Principal Risks                                                                        2
 Fund Performance                                                                       3
 Investment Adviser                                                                     3
 Tax Information                                                                        3
 Payments to Insurance Companies, Broker-Dealers and other Financial Intermediaries     3
Investment Objective and Principal Investment Strategies                                4
Principal Risks                                                                         5
Management and Organization                                                             6
Pricing of Fund Shares                                                                  7
Purchase and Sale of Fund Shares                                                        8
Market Timing                                                                           8
Portfolio Holdings Disclosure                                                           9
Share Classes and Distribution Arrangements                                             9
Distribution Policy and Federal Income Tax Considerations                               9
Financial Highlights                                                                   10

LVIP SSgA Moderate Structured Allocation Fund
(Service Class)

Investment Objective
The investment objective of the LVIP SSgA Moderate Structured Allocation Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Service Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.



Shareholder Fees (fees paid directly from your investment)
 Maximum Sales Charge (Load) Imposed on Purchases                                              N/A
 Maximum Deferred Sales Charge (Load)                                                          N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.25%
 Distribution and/or Service (12b-1) fees                                                       0.25%
 Other Expenses1                                                                                0.10%
 Acquired Fund Fees and Expenses (AFFE)                                                         0.43%
 Total Annual Fund Operating Expenses                                                           1.03%
 Less Fee Waiver and Expense Reimbursement2                                                    (0.15%)
 Net Expenses (including AFFE)                                                                  0.88%

1 Other expenses are based on estimated amounts for the current fiscal year.


2 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012. LIA has also contractually agreed to reimburse the fund's Service Class to the extent that the Total Fund Operating expenses (excluding underlying fund fees and expenses) exceed 0.45% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.



Example



This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the time period shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.




 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $90      $313   N/A       N/A

1 Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year three.


Portfolio Turnover


The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.


LVIP SSgA Moderate Structured Allocation Fund                                1

Principal Investment Strategies

The LVIP SSgA Moderate Structured Allocation Fund operates under a fund of funds structure. Under normal circumstances, the fund's investment strategy is to invest approximately 60% of its assets in other mutual funds (underlying funds) which, in turn invest in equity securities (stocks), and approximately 40% of its assets in underlying funds which invest in fixed income securities (bonds). The fund may also invest in exchange-traded-funds (ETFs).


The adviser develops the fund's asset allocation strategy based on the fund's investment strategy. Through its investment in underlying funds, the fund's investment strategy will be to allocate a large percentage of assets in domestic and foreign equity securities (stocks) with growth and value styles, with a smaller percentage of assets allocated to domestic fixed income securities (bonds) including mortgage-backed securities and inflation-indexed bonds. The investments described above are the principal investment strategies of the fund.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the fund's asset allocation strategy consistent with the fund's investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and third party research to construct the portfolio. The underlying fund selection is made based on the fund's particular asset allocation strategy, the adviser's desired asset class exposures, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund's suitability as an investment for the fund.



Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.

 o Passive Management Risk: The fund will invest in underlying funds that use an indexing strategy and do not individually select stocks. These underlying funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.

 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the fund's yield.
 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.

 o Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reiusse the debt at a lower rate. This action may reduce a fund's income because the fund may have to reinvest the proceeds at lower interest rates.
 o Mortgage-Backed Securities Risk: The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
 o Exchange-Traded Funds Risk: The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in the price of the ETF being more volatile and ETFs have management fees that increase their costs.

 o Inflation Indexed Bond Risk: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.


2  LVIP SSgA Moderate Structured Allocation Fund

 o Growth Stocks Risks: Growth stocks have historically been more volatile than value stocks over the long-term. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Non-diversification Risk: The fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the fund's value may decrease because of a single investment or a small number of investments.


Because the fund has a greater target percentage of assets allocated to equities and foreign investments then the LVIP SSgA Conservative Structured Allocation Fund and the LVIP SSgA Conservative Index Allocation Fund, it will be more susceptible to the risks associated with equities and foreign investments. Because the fund has a greater target percentage of assets allocated to fixed income investments and inflation-indexed bonds than the LVIP Moderately Aggressive Structured Allocation Fund and the LVIP SSgA Aggressive Index Allocation Fund, it will be more susceptible to the risks associated with fixed income investments and inflation-indexed bonds.



Fund Performance


The fund commenced operations on or about July 30, 2010. Once the fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.



Investment Adviser


Investment Adviser: Lincoln Investment Advisors Corporation




Portfolio Manager(s)   Company Title              Experience w/Fund
---------------------- -------------------------- ------------------
Kevin J. Adamson       Second Vice President      Since July 2010
David A. Weiss         Assistant Vice President   Since July 2010


Tax Information

The fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.


Payments to Insurance Companies, Broker-Dealers and other Financial
Intermediaries

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.


LVIP SSgA Moderate Structured Allocation Fund                                3

Investment Objective and Principal Investment Strategies

The investment objective of the LVIP SSgA Moderate Structured Allocation Fund is to seek a balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. The fund will be non-diversified as defined in the Investment Company Act of 1940. This objective is non-fundamental and may be changed without shareholder approval. The investments described below are the principal investment strategies of the fund.

The fund operates under a fund of funds structure. The fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. Under normal circumstances, the fund's investment strategy is to invest approximately 60% of its assets in other mutual funds (underlying funds) which in turn invest in equity securities (stocks), and approximately 40% of its assets in underlying funds which invest in fixed income securities (bonds). The underlying funds will include but are not limited to funds that employ a passive investment style (i.e. index funds), funds that employ a rules-based strategy, and Exchange Traded Funds (ETFs) including underlying ETFs advised by the fund's investment adviser.

The adviser develops the fund's asset allocation strategy based on the fund's investment strategy. Through its investment in underlying funds, the fund's investment strategy will be to allocated a large percentage of assets in domestic and foreign equity securities (stocks) with growth and value styles, with a smaller percentage of assets allocated to domestic fixed income securities (bonds) including inflation-indexed bonds. Descriptions of the investments for the underlying funds within each asset class are listed below:

Growth Stocks: Growth stocks are stocks of companies whose earnings and/or revenue are anticipated to grow faster than its industry or the overall market. Growth companies typically pay little or no dividends.

Value Stocks: Value stocks are stocks of companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. Value companies tend to have stock prices that are relatively low to their earnings, dividends, assets, or other financial measures.

Fixed Income Investments (bonds): Domestic investment grade bonds include U.S. Treasury, agency, credit, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

Inflation-Indexed Bonds: Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.

Mortgage-Backed Securities (MBS): Mortgage-backed securities are issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages.

Foreign Securities: Foreign (international) securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the United States.

Exchanged Traded Funds (ETFs): Exchanged traded funds are funds that track an index, by bundling together securities that are in an index, but can be traded on an exchange like a stock.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the fund's asset allocation strategy consistent with the fund's investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and third party research to construct the portfolio. The underlying fund selection is made based on the fund's particular asset allocation strategy, the adviser's desired asset class exposures, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund's suitability as an investment for the fund.

In response to market, economic, political, or other conditions, the fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the fund's principal investment strategies. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.


What are the Underlying Funds?

The fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a fund to invest in other affiliated and non-affiliated funds, including exchange traded funds (ETFs) and other securities. The fund has received an exemptive order from the SEC (Release No. 29196) to permit the fund to invest in non-affiliated funds without limitation, securities and other investments subject to certain conditions. The fund will invest in various underlying funds that are advised by LIA, which invest directly in equity and fixed income securities. Because these funds are advised by the same adviser - LIA - they are considered to be affiliated funds.

The relative weightings for the fund in the various underlying funds will vary over time, and the fund is not required to invest in any particular underlying fund or in any particular percentage. The portfolio manager may add, eliminate or replace underlying funds at any time and may invest in non-affiliated funds or other types of investment securities, as described above, all without prior notice to shareholders.


The fund currently expects to invest in some or all of the underlying funds described below and may invest in other funds not listed. While the underlying funds are categorized generally as "Equity" (stocks) and "Fixed Income" (bonds), some of the underlying funds invest in a mix of securities of foreign and domestic issuers, investment-grade and other securities.






Equity Underlying Funds  Investment Objective
-----------------------  ------------------------------------
LVIP SSgA Developed     Long-term capital appreciation
International 150 Fund
LVIP SSgA Emerging      Long-term capital appreciation
Markets 100 Fund
LVIP SSgA International Tracks broad foreign index
Index Fund
LVIP SSgA Large Cap 100 Long-term capital appreciation
Fund
LVIP SSgA S&P 500 Index Tracks S&P 500 Index
Fund
LVIP SSgA Small-Cap     Tracks Russell 2000 (Reg. TM) Index
Index Fund
LVIP SSgA Small-Mid Cap Long-term capital appreciation
200 Fund




Fixed Income Underlying
         Funds           Investment Objective
-----------------------  --------------------------------------------
LVIP SSgA Bond Index    Tracks Barclays Capital U.S. Aggregate Bond
Fund                    Index


Principal Risks


Because the fund invests in the shares of the underlying funds, the fund invests in the same investments as made by the various underlying funds. By investing in the fund, therefore, you assume the same types of risks, either directly or indirectly, as investing in those underlying funds.

The fund's investment strategy is to vary the amount invested among the asset classes of securities over time. The fund is subject to asset allocation risk, which is the risk that the fund may allocate assets to an asset class that underperforms other asset classes. For example, the fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

Equity Investments (Stocks). For underlying funds allocated to equities, the primary risk is that the value of the stocks it holds will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of a fund's stock investments and, therefore, the value of a fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the manager believes to the their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earning, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market. The growth style may, over time, go in and out of favor. At times when growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.


Because the LVIP SSgA Moderately Aggressive Structured Allocation Fund and the LVIP SSgA Moderately Aggressive Index Allocation Fund have a greater target percentage of assets allocated to equities than the LVIP SSgA Moderate Structured Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Conservative Structured Allocation Fund and the LVIP SSgA Conservative Index Allocation Fund, they will be more susceptible to the risks associated with equities. The LVIP SSgA Moderate Structured Allocation Fund and the LVIP SSgA Moderate Index Allocation Fund will be more susceptible to the risks associated with equities than the LVIP SSgA Conservative Structured Allocation Fund and the LVIP SSgA Conservative Index Allocation Fund.


Fixed Income Investments (Bonds). For underlying funds allocated to fixed-income, the primary risks are interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities. The value of the debt obligations held by a fund and, therefore, the value of the fund's shares, will fluctuate with the changes in the credit ratings of the debt obligations held.

Inflation Indexed Bond risk is if the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.


Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer may call the debt and reissue the debt at a lower rate. This action may reduce a fund's income because the fund may have to reinvest the proceeds at lower interest rates.

Mortgage-Backed Securities Risk is the risk that the value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early lowering the potential total return, and during periods of rising interest rates at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value may decline.

Because the LVIP SSgA Conservative Structured Allocation Fund and the LVIP Conservative Index Allocation Fund have a greater target percentage of assets allocated to fixed income investments and inflation-indexed bonds than the LVIP SSgA Moderate Structured Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Moderately Aggressive Structured Allocation Fund and the LVIP SSgA Moderately Aggressive index Allocation Fund, they will be more susceptible to the risks associated with fixed income investments and inflation-indexed bonds. The LVIP SSgA Moderate Structured Allocation Fund and the LVIP SSgA Moderate Index Allocation Fund will be more susceptible to the risks associated with fixed income investments and inflation-indexed bonds than the LVIP SSgA Moderately Aggressive Structured Allocation Fund and the LVIP SSgA Moderately Aggressive Index Allocation Fund.

Foreign Investments (Equity). For underlying funds allocated to foreign securities, additional risks are involved that are not present in U.S. securities. Foreign currency fluctuations or economic, financial or political instability could cause the value of a fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, assets allocated to foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

Because the LVIP SSgA Moderately Aggressive Structured Allocation Fund and the LVIP Moderately Aggressive Index Allocation Fund have a greater target percentage of assets allocated to foreign investments than the LVIP SSgA Moderate Structured Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Conservative Structured Allocation Fund and the LVIP SSgA Conservative Index Allocation Fund, they will be more susceptible to the risks associated with foreign investments. The LVIP SSgA Moderate Structured Allocation Fund and the LVIP SSgA Moderate Index Allocation Fund will be more susceptible to the risk associated with foreign investments than the LVIP SSgA Conservative Structured Allocation Fund and the LVIP SSgA Conservative Index Allocation Fund.


Exchange Traded Funds (ETFs). The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Non-Diversification. The fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the fund's value may decrease because of a single investment or a small number of investments.


Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release Nos. IC-27512 and 29197) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser: Lincoln Investment Advisors Corporation (LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The Trust has entered into an Investment Management Agreement with LIA. The fund operates as a "fund of funds." In this structure, the fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.

The Investment Adviser its total annual management fee for the most recently completed fiscal year, and portfolio managers are shown below:




Adviser                LIA (advisory fee is 0.15% of the fund's average daily net assets, including the advisory fee waiver)
Portfolio Manager(s)   Kevin J. Adamson, CPA and David A. Weiss, CFA are responsible for the day-to-day management of the fund. Mr. Adamson joined the Lincoln organization in 2004 and since that time he has served as Director of Funds Management Operations responsible for managing daily operations. Mr. Adamson has served as
                       Second Vice President of LIA since 2007. Mr. Weiss has been employed with LIA (formerly Jefferson Pilot investment Advisory Corp.) since 2004 and has served as Assistant Vice President of LIA since 2007. Mr.
                       Weiss currently serves as Director of Funds Management Research where he is responsible for leading the due diligence and research efforts for the Trust's investment managers, including oversight of the Trust's asset allocation services.


LIA has hired SSgA Funds Management Inc. (SSgA FM) to provide consulting services to LIA in its management of the fund. SSgA has not management discretion over fund assets and is paid no compensation by LIA under the consulting agreement.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory contract for the fund will be available in the annual report to shareholders for the period ended December 31, 2010.


Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.


Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other unaffiliated insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.


Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.


Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.


Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.


Distribution Policy and Federal Income Tax Considerations

The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year income or gains are earned by the fund. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.

Financial Highlights

The fund was not available for investment as of the date of this Prospectus. As a result there are no financial highlights available for this fund.

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.


You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated July 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.


You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.


                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust


                     LVIP SSgA Moderately Aggressive Structured Allocation Fund




                Standard Class


                1300 South Clinton Street
                Fort Wayne, Indiana 46802


                Prospectus July 30, 2010





The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.




As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents




Item                                                                                   Page
Summary Section                                                                         1
 Investment Objective                                                                   1
 Fees and Expenses                                                                      1
   Shareholder Fees                                                                     1
   Annual Fund Operating Expenses                                                       1
   Example                                                                              1
   Portfolio Turnover                                                                   1
 Principal Investment Strategies                                                        2
 Principal Risks                                                                        2
 Fund Performance                                                                       3
 Investment Adviser                                                                     3
 Tax Information                                                                        3
 Payments to Insurance Companies, Broker-Dealers and other Financial Intermediaries     3
Investment Objective and Principal Investment Strategies                                4
Principal Risks                                                                         5
Management and Organization                                                             6
Pricing of Fund Shares                                                                  7
Purchase and Sale of Fund Shares                                                        8
Market Timing                                                                           8
Portfolio Holdings Disclosure                                                           9
Share Classes and Distribution Arrangements                                             9
Distribution Policy and Federal Income Tax Considerations                               9
Financial Highlights                                                                   10

LVIP SSgA Moderately Aggressive Structured Allocation Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP SSgA Moderately Aggressive Structured Allocation Fund is to seek a balance between high level of current income and growth of capital, with a greater emphasis on growth of capital.


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Standard Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.



Shareholder Fees (fees paid directly from your investment)
 Maximum Sales Charge (Load) Imposed on Purchases                                              N/A
 Maximum Deferred Sales Charge (Load)                                                          N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.25%
 Distribution and/or Service (12b-1) fees                                                     None
 Other Expenses1                                                                                0.27%
 Acquired Fund Fees and Expenses (AFFE)                                                         0.42%
 Total Annual Fund Operating Expenses                                                           0.94%
 Less Fee Waiver and Expense Reimbursement2                                                    (0.32%)
 Net Expenses (including AFFE)                                                                  0.62%

1 Other expenses are based on estimated amounts for the current fiscal year.


2 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012. LIA has also contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating expenses (excluding underlying fund fees and expenses) exceeds 0.20% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.



Example



The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the time period shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.




 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $63      $268   N/A       N/A

1 Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year three.


Portfolio Turnover


The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.


LVIP SSgA Moderately Aggressive Structured Allocation Fund                   1

Principal Investment Strategies

The LVIP SSgA Moderately Aggressive Structured Allocation Fund operates under a fund of funds structure. Under normal circumstances, the fund's investment strategy is to invest approximately 70% of its assets in other mutual funds (underlying funds) which, in turn invest in equity securities (stocks), and approximately 30% of its assets in underlying funds which invest in fixed income securities (bonds). The fund may also invest in exchange-traded-funds
(ETFs).


The adviser develops the fund's asset allocation strategy based on the fund's investment strategy. Through its investment in underlying funds, the fund's investment strategy will be to allocate a large percentage of assets in domestic and foreign equity securities (stocks) with growth and value styles, including small cap companies and companies in emerging markets, with a smaller percentage of assets allocated to domestic fixed income securities (bonds) including mortgage-backed securities. The investments described above are the principal investment strategies of the fund.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the fund's asset allocation strategy consistent with the fund's investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and third party research to construct the portfolio. The underlying fund selection is made based on the fund's particular asset allocation strategy, the adviser's desired asset class exposures and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund's suitability as an investment for the fund.



Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.

 o Passive Management Risk: The fund will invest in underlying funds that use an indexing strategy and do not individually select stocks. These underlying funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.

 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the fund's yield.
 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.

 o Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reiusse the debt at a lower rate. This action may reduce a fund's income because the fund may have to reinvest the proceeds at lower interest rates.
 o Mortgage-Backed Securities Risk: The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.

 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Growth Stocks Risks: Growth stocks have historically been more volatile than value stocks over the long-term. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.

 o Small-Cap Companies Risk: Investments in small companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small company securities generally trade less frequently and in lower volumes, and the fund may experience difficulty closing out positions at prevailing market prices.

 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks involves the risk of loss from foreign government or political actions.


2  LVIP SSgA Moderately Aggressive Structured Allocation Fund

  Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.
 o Non-diversification Risk: The fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the fund's value may decrease because of a single investment or a small number of investments.


Because the fund has a greater target percentage of assets allocated to equities and foreign investments than the LVIP SSgA Moderate Structured Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Conservative Structured Allocation Fund and the LVIP SSgA Conservative Index Allocation Fund, it will be more susceptible to the risks associated with equities and foreign investments.



Fund Performance


The fund commenced operations on or about July 30, 2010. Once the fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.



Investment Adviser


Investment Adviser: Lincoln Investment Advisors Corporation




Portfolio Manager(s)   Company Title              Experience w/Fund
---------------------- -------------------------- ------------------
Kevin J. Adamson       Second Vice President      Since July 2010
David A. Weiss         Assistant Vice President   Since July 2010


Tax Information

The fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.


Payments to Insurance Companies, Broker-Dealers and other Financial
Intermediaries

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.


LVIP SSgA Moderately Aggressive Structured Allocation Fund                   3

Investment Objective and Principal Investment Strategies

The investment objective of the LVIP SSgA Moderately Aggressive Structured Allocation Fund is to seek a balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. The fund will be non-diversified as defined in the Investment Company Act of 1940. This objective is non-fundamental and may be changed without shareholder approval. The investments described below are the principal investment strategies of the fund.

The fund operates under a fund of funds structure. The fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. Under normal circumstances, the fund's investment strategy is to invest approximately 70% of its assets in other mutual funds (underlying funds) which in turn invest in equity securities (stocks), and approximately 30% of its assets in underlying funds which invest in fixed income securities (bonds). The underlying funds will include but are not limited to funds that employ a passive investment style (i.e. index funds), funds that employ a rules-based strategy, and Exchange Traded Funds (ETFs) including underlying ETFs advised by the fund's investment adviser.

The adviser develops the fund's asset allocation strategy based on the fund's investment strategy. Through its investment in underlying funds, the fund's investment strategy will be to allocate a large percentage of assets in domestic and foreign equity securities (stocks) with growth and value styles, including small cap companies and companies in emerging markets, with a smaller percentage of assets allocated to domestic fixed income securities (bonds). Descriptions of the investments for the underlying funds within each asset class are listed below:

Growth Stocks: Growth stocks are stocks of companies whose earnings and/or revenue are anticipated to grow faster than its industry or the overall market. Growth companies typically pay little or no dividends.

Value Stocks: Value stocks are stocks of companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. Value companies tend to have stock prices that are relatively low to their earnings, dividends, assets, or other financial measures.

Small-Cap Stocks: Small-Cap companies are generally defined as companies whose market capitalizations are lower than $1 billion.

Fixed Income Investments (bonds): Domestic investment grade bonds include U.S. Treasury, agency, credit, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

Mortgage-Backed Securities (MBS): Mortgage-backed securities are issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages.

Foreign Securities: Foreign (international) securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the United States.

Emerging Markets: An emerging market country is considered to be 1) generally recognized as an emerging country by the international financial community including the World Bank, and the International Finance Corporation; 2) classified by the United Nations as developing; 3) included in the International Finance Corporation Free Index or the MSCI Emerging Markets Index.

Exchanged Traded Funds (ETFs): Exchanged traded funds are funds that track an index, by bundling together securities that are in an index, but can be traded on an exchange like a stock.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the fund's asset allocation strategy consistent with the fund's investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and third party research to construct the portfolio. The underlying fund selection is made based on the fund's particular asset allocation strategy, the adviser's desired asset class exposures, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund's suitability as an investment for the fund.

In response to market, economic, political, or other conditions, the fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the fund's principal investment strategies. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.


What are the Underlying Funds?

The fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a fund to invest in other affiliated and non-affiliated funds, including exchange traded funds (ETFs), and other securities. The fund has received an exemptive order from the SEC (Release No. 29196) to permit the fund to invest in non-affiliated funds without limitation, securities and other investments subject to certain conditions. The fund will invest in various underlying funds that are advised by LIA, which invest directly in equity and fixed income securities. Because these funds are advised by the same adviser - LIA - they are considered to be affiliated funds.


The relative weightings for the fund in the various underlying funds will vary over time, and the fund is not required to invest in any particular underlying fund or in any particular percentage. The portfolio manager may add, eliminate or replace underlying funds at any time and may invest in non-affiliated funds or other types of investment securities, as described above, all without prior notice to shareholders.


The fund currently expects to invest in some or all of the underlying funds described below and may invest in other funds not listed. While the underlying funds are categorized generally as "Equity" (stocks) and "Fixed Income" (bonds), some of the underlying funds invest in a mix of securities of foreign and domestic issuers, investment-grade and other securities.






Equity Underlying Funds  Investment Objective
-----------------------  ------------------------------------
LVIP SSgA Developed     Long-term capital appreciation
International 150 Fund
LVIP SSgA Emerging      Long-term capital appreciation
Markets 100 Fund
LVIP SSgA International Tracks broad foreign index
Index Fund
LVIP SSgA Large Cap 100 Long-term capital appreciation
Fund
LVIP SSgA S&P 500 Index Tracks S&P 500 Index
Fund
LVIP SSgA Small-Cap     Tracks Russell 2000 (Reg. TM) Index
Index Fund
LVIP SSgA Small-Mid Cap Long-term capital appreciation
200 Fund




Fixed Income Underlying
         Funds           Investment Objective
-----------------------  --------------------------------------------
LVIP SSgA Bond Index    Tracks Barclays Capital U.S. Aggregate Bond
Fund                    Index


Principal Risks


Because the fund invests in the shares of the underlying funds, the fund invests in the same investments as made by the various underlying funds. By investing in the fund, therefore, you assume the same types of risks, either directly or indirectly, as investing in those underlying funds.

The fund's investment strategy is to vary the amount invested among the asset classes of securities over time. The fund is subject to asset allocation risk, which is the risk that the fund may allocate assets to an asset class that underperforms other asset classes. For example, the fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

Equity Investments (Stocks). For underlying funds allocated to equities, the primary risk is that the value of the stocks it holds will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of a fund's stock investments and, therefore, the value of a fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the manager believes to the their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earning, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market. The growth style may, over time, go in and out of favor. At times when growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.


Some of the underlying funds may invest in the securities of small-sized, less mature, lesser-known companies, which may involve greater risks than those normally associated with larger, more mature, well-known companies. The stock of companies with small stock market capitalizations may trade less frequently and in limited volume. Small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.

Because the LVIP SSgA Moderately Aggressive Structured Allocation Fund and the LVIP SSgA Moderately Aggressive Index Allocation Fund have a greater target percentage of assets allocated to equities than the LVIP SSgA Moderate Structured Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Conservative Structured Allocation Fund and the LVIP SSgA Conservative Index Allocation Fund, they will be more susceptible to the risks associated with equities. The LVIP SSgA Moderate Structured Allocation Fund and the LVIP SSgA Moderate Index Allocation Fund will be more susceptible to the risks associated with equities than the LVIP SSgA Conservative Structured Allocation Fund and the LVIP SSgA Conservative Index Allocation Fund.

Fixed Income Investments (Bonds). For underlying funds allocated to fixed-income, the primary risks are interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities. The value of the debt obligations held by a fund and, therefore, the value of the fund's shares, will fluctuate with the changes in the credit ratings of the debt obligations held.


Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate. This action may reduce a fund's income because the fund may have to reinvest the proceeds at lower interest rates.

Mortgage-Backed Securities Risk is the risk that the value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early lowering the potential total return, and during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value may decline.

Because the LVIP SSgA Conservative Structured Allocation Fund and the LVIP Conservative Index Allocation Fund have a greater target percentage of assets allocated to fixed income investments and inflation-indexed bonds than the LVIP SSgA Moderate Structured Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Moderately Aggressive Structured Allocation Fund and the LVIP SSgA Moderately Aggressive index Allocation Fund, they will be more susceptible to the risks associated with fixed income investments and inflation-indexed bonds. The LVIP SSgA Moderate Structured Allocation Fund and the LVIP SSgA Moderate Index Allocation Fund will be more susceptible to the risks associated with fixed income investments and inflation-indexed bonds than the LVIP SSgA Moderately Aggressive Structured Allocation Fund and the LVIP SSgA Moderately Aggressive Index Allocation Fund.


Foreign Investments (Equity).For underlying funds allocated to foreign securities, additional risks are involved that are not present in U.S. securities. Foreign currency fluctuations or economic, financial or political instability could cause the value of a fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, assets allocated to foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

As a general matter, risk of loss is typically higher for issuers located in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.


Because the LVIP SSgA Moderately Aggressive Structured Allocation Fund and the LVIP Moderately Aggressive Index Allocation Fund have a greater target percentage of assets allocated to foreign investments than the LVIP SSgA Moderate Structured Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Conservative Structured Allocation Fund and the LVIP SSgA Conservative Index Allocation Fund, they will be more susceptible to the risks associated with foreign investments. The LVIP SSgA Moderate Structured Allocation Fund and the LVIP SSgA Moderate Index Allocation Fund will be more susceptible to the risk associated with foreign investments than the LVIP SSgA Conservative Structured Allocation Fund and the LVIP SSgA Conservative Index Allocation Fund.


Exchange Traded Funds (ETFs). The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Non-Diversification. The fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the fund's value may decrease because of a single investment or a small number of investments.


Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release Nos. IC-27512 and 29197) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser: Lincoln Investment Advisors Corporation (LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The Trust has entered into an Investment Management Agreement with LIA. The fund operates as a "fund of funds." In this structure, the fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.

The Investment Adviser its total annual management fee for the most recently completed fiscal year, and portfolio managers are shown below:




Adviser                LIA (advisory fee is 0.15% of the fund's average daily net assets, including the advisory fee waiver)
Portfolio Manager(s)   Kevin J. Adamson, CPA and David A. Weiss, CFA are responsible for the day-to-day management of the fund. Mr. Adamson joined the Lincoln organization in 2004 and since that time he has served as Director of Funds Management Operations responsible for managing daily operations. Mr. Adamson has served as
                       Second Vice President of LIA since 2007. Mr. Weiss has been employed with LIA (formerly Jefferson Pilot investment Advisory Corp.) since 2004 and has served as Assistant Vice President of LIA since 2007. Mr.
                       Weiss currently serves as Director of Funds Management Research where he is responsible for leading the due diligence and research efforts for the Trust's investment managers, including oversight of the Trust's asset allocation services.


LIA has hired SSgA Funds Management Inc. (SSgA FM) to provide consulting services to LIA in its management of the fund. SSgA has no management discretion over fund assets and is paid no compensation by LIA under the consulting agreement.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory contract for the fund will be available in the annual report to shareholders for the period ended December 31, 2010.


Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.


Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other unaffiliated insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.


Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.


Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.


Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.


Distribution Policy and Federal Income Tax Considerations

The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year income or gains are earned by the fund. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.

Financial Highlights

The fund was not available for investment as of the date of this Prospectus. As a result there are no financial highlights available for this fund.

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.


You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated July 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.


You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.


                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust


                     LVIP SSgA Moderately Aggressive Structured Allocation Fund




                Service Class


                1300 South Clinton Street
                Fort Wayne, Indiana 46802


                Prospectus July 30, 2010





The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.




As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents




Item                                                                                   Page
Summary Section                                                                         1
 Investment Objective                                                                   1
 Fees and Expenses                                                                      1
   Shareholder Fees                                                                     1
   Annual Fund Operating Expenses                                                       1
   Example                                                                              1
   Portfolio Turnover                                                                   1
 Principal Investment Strategies                                                        2
 Principal Risks                                                                        2
 Fund Performance                                                                       3
 Investment Adviser                                                                     3
 Tax Information                                                                        3
 Payments to Insurance Companies, Broker-Dealers and other Financial Intermediaries     3
Investment Objective and Principal Investment Strategies                                4
Principal Risks                                                                         5
Management and Organization                                                             6
Pricing of Fund Shares                                                                  7
Purchase and Sale of Fund Shares                                                        8
Market Timing                                                                           8
Portfolio Holdings Disclosure                                                           9
Share Classes and Distribution Arrangements                                             9
Distribution Policy and Federal Income Tax Considerations                               9
Financial Highlights                                                                   10

LVIP SSgA Moderately Aggressive Structured Allocation Fund
(Service Class)

Investment Objective
The investment objective of the LVIP SSgA Moderately Aggressive Structured Allocation Fund is to seek a balance between high level of current income and growth of capital, with a greater emphasis on growth of capital.


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Service Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.



Shareholder Fees (fees paid directly from your investment)
 Maximum Sales Charge (Load) Imposed on Purchases                                              N/A
 Maximum Deferred Sales Charge (Load)                                                          N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                   N/A
 Redemption Fee                                                                                N/A
 Exchange Fee                                                                                  N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                 0.25%
 Distribution and/or Service (12b-1) fees                                                       0.25%
 Other Expenses1                                                                                0.27%
 Acquired Fund Fees and Expenses (AFFE)                                                         0.42%
 Total Annual Fund Operating Expenses                                                           1.19%
 Less Fee Waiver and Expense Reimbursement2                                                    (0.32%)
 Net Expenses (including AFFE)                                                                  0.87%

1 Other expenses are based on estimated amounts for the current fiscal year.


2 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012. LIA has also contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating expenses (excluding underlying fund fees and expenses) exceed 0.45% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012.



Example



This example is intended to hep you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for the time period shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.




 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $89      $346   $         $

1 Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year three.


Portfolio Turnover


The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.


LVIP SSgA Moderately Aggressive Structured Allocation Fund                   1

Principal Investment Strategies

The LVIP SSgA Moderately Aggressive Structured Allocation Fund operates under a fund of funds structure. Under normal circumstances, the fund's investment strategy is to invest approximately 70% of its assets in other mutual funds (underlying funds) which, in turn invest in equity securities (stocks), and approximately 30% of its assets in underlying funds which invest in fixed income securities (bonds). The fund may also invest in exchange-traded-funds
(ETFs).


The adviser develops the fund's asset allocation strategy based on the fund's investment strategy. Through its investment in underlying funds, the fund's investment strategy will be to allocate a large percentage of assets in domestic and foreign equity securities (stocks) with growth and value styles, including small cap companies and companies in emerging markets, with a smaller percentage of assets allocated to domestic fixed income securities (bonds) including mortgage-backed securities. The investments described above are the principal investment strategies of the fund.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the fund's asset allocation strategy consistent with the fund's investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and third party research to construct the portfolio. The underlying fund selection is made based on the fund's particular asset allocation strategy, the adviser's desired asset class exposures and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund's suitability as an investment for the fund.



Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.

 o Passive Management Risk: The fund will invest in underlying funds that use an indexing strategy and do not individually select stocks. These underlying funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.

 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the fund's yield.
 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.

 o Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reiusse the debt at a lower rate. This action may reduce a fund's income because the fund may have to reinvest the proceeds at lower interest rates.
 o Mortgage-Backed Securities Risk: The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.

 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Growth Stocks Risks: Growth stocks have historically been more volatile than value stocks over the long-term. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.

 o Small-Cap Companies Risk: Investments in small companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small company securities generally trade less frequently and in lower volumes, and the fund may experience difficulty closing out positions at prevailing market prices.

 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks involves the risk of loss from foreign government or political actions.


2  LVIP SSgA Moderately Aggressive Structured Allocation Fund

  Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.

 o Exchange-Traded Funds Risk: The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in the price of the ETF being more volatile and ETFs have management fees that increase their costs.

 o Non-diversification Risk: The fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the fund's value may decrease because of a single investment or a small number of investments.


Because the fund has a greater target percentage of assets allocated to equities and foreign investments than the LVIP SSgA Moderate Structured Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Conservative Structured Allocation Fund and the LVIP SSgA Conservative Index Allocation Fund, it will be more susceptible to the risks associated with equities and foreign investments.



Fund Performance


The fund commenced operations on or about July 30, 2010. Once the fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.



Investment Adviser


Investment Adviser: Lincoln Investment Advisors Corporation




Portfolio Manager(s)   Company Title              Experience w/Fund
---------------------- -------------------------- ------------------
Kevin J. Adamson       Second Vice President      Since July 2010
David A. Weiss         Assistant Vice President   Since July 2010


Tax Information

The fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.


Payments to Insurance Companies, Broker-Dealers and other Financial
Intermediaries

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.


LVIP SSgA Moderately Aggressive Structured Allocation Fund                   3

Investment Objective and Principal Investment Strategies

The investment objective of the LVIP SSgA Moderately Aggressive Structured Allocation Fund is to seek a balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. The fund will be non-diversified as defined in the Investment Company Act of 1940. This objective is non-fundamental and may be changed without shareholder approval. The investments described below are the principal investment strategies of the fund.

The fund operates under a fund of funds structure. The fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. Under normal circumstances, the fund's investment strategy is to invest approximately 70% of its assets in other mutual funds (underlying funds) which in turn invest in equity securities (stocks), and approximately 30% of its assets in underlying funds which invest in fixed income securities (bonds). The underlying funds will include but are not limited to funds that employ a passive investment style (i.e. index funds), funds that employ a rules-based strategy, and Exchange Traded Funds (ETFs) including underlying ETFs advised by the fund's investment adviser.

The adviser develops the fund's asset allocation strategy based on the fund's investment strategy. Through its investment in underlying funds, the fund's investment strategy will be to allocate a large percentage of assets in domestic and foreign equity securities (stocks) with growth and value styles, including small cap companies and companies in emerging markets, with a smaller percentage of assets allocated to domestic fixed income securities (bonds). Descriptions of the investments for the underlying funds within each asset class are listed below:

Growth Stocks: Growth stocks are stocks of companies whose earnings and/or revenue are anticipated to grow faster than its industry or the overall market. Growth companies typically pay little or no dividends.

Value Stocks: Value stocks are stocks of companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. Value companies tend to have stock prices that are relatively low to their earnings, dividends, assets, or other financial measures.

Small-Cap Stocks: Small-Cap companies are generally defined as companies whose market capitalizations are lower than $1 billion.

Fixed Income Investments (bonds): Domestic investment grade bonds include U.S. Treasury, agency, credit, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

Mortgage-Backed Securities (MBS): Mortgage-backed securities are issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages.

Foreign Securities: Foreign (international) securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the United States.

Emerging Markets: An emerging market country is considered to be 1) generally recognized as an emerging country by the international financial community including the World Bank, and the International Finance Corporation; 2) classified by the United Nations as developing; 3) included in the International Finance Corporation Free Index or the MSCI Emerging Markets Index.

Exchanged Traded Funds (ETFs): Exchanged traded funds are funds that track an index, by bundling together securities that are in an index, but can be traded on an exchange like a stock.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the fund's asset allocation strategy consistent with the fund's investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and third party research to construct the portfolio. The underlying fund selection is made based on the fund's particular asset allocation strategy, the adviser's desired asset class exposures, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund's suitability as an investment for the fund.

In response to market, economic, political, or other conditions, the fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the fund's principal investment strategies. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.


What are the Underlying Funds?

The fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a fund to invest in other affiliated and non-affiliated funds, including exchange traded funds (ETFs), and other securities. The fund has received an exemptive order from the SEC (Release No. 29196) to permit the fund to invest in non-affiliated funds without limitation, securities and other investments subject to certain conditions. The fund will invest in various underlying funds that are advised by LIA, which invest directly in equity and fixed income securities. Because these funds are advised by the same adviser - LIA - they are considered to be affiliated funds.


The relative weightings for the fund in the various underlying funds will vary over time, and the fund is not required to invest in any particular underlying fund or in any particular percentage. The portfolio manager may add, eliminate or replace underlying funds at any time and may invest in non-affiliated funds or other types of investment securities, as described above, all without prior notice to shareholders.


The fund currently expects to invest in some or all of the underlying funds described below and may invest in other funds not listed. While the underlying funds are categorized generally as "Equity" (stocks) and "Fixed Income" (bonds), some of the underlying funds invest in a mix of securities of foreign and domestic issuers, investment-grade and other securities.






Equity Underlying Funds  Investment Objective
-----------------------  ------------------------------------
LVIP SSgA Developed     Long-term capital appreciation
International 150 Fund
LVIP SSgA Emerging      Long-term capital appreciation
Markets 100 Fund
LVIP SSgA International Tracks broad foreign index
Index Fund
LVIP SSgA Large Cap 100 Long-term capital appreciation
Fund
LVIP SSgA S&P 500 Index Tracks S&P 500 Index
Fund
LVIP SSgA Small-Cap     Tracks Russell 2000 (Reg. TM) Index
Index Fund
LVIP SSgA Small-Mid Cap Long-term capital appreciation
200 Fund




Fixed Income Underlying
         Funds           Investment Objective
-----------------------  --------------------------------------------
LVIP SSgA Bond Index    Tracks Barclays Capital U.S. Aggregate Bond
Fund                    Index


Principal Risks


Because the fund invests in the shares of the underlying funds, the fund invests in the same investments as made by the various underlying funds. By investing in the fund, therefore, you assume the same types of risks, either directly or indirectly, as investing in those underlying funds.

The fund's investment strategy is to vary the amount invested among the asset classes of securities over time. The fund is subject to asset allocation risk, which is the risk that the fund may allocate assets to an asset class that underperforms other asset classes. For example, the fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

Equity Investments (Stocks). For underlying funds allocated to equities, the primary risk is that the value of the stocks it holds will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of a fund's stock investments and, therefore, the value of a fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the manager believes to the their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earning, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market. The growth style may, over time, go in and out of favor. At times when growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.


Some of the underlying funds may invest in the securities of small-sized, less mature, lesser-known companies, which may involve greater risks than those normally associated with larger, more mature, well-known companies. The stock of companies with small stock market capitalizations may trade less frequently and in limited volume. Small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.

Because the LVIP SSgA Moderately Aggressive Structured Allocation Fund and the LVIP SSgA Moderately Aggressive Index Allocation Fund have a greater target percentage of assets allocated to equities than the LVIP SSgA Moderate Structured Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Conservative Structured Allocation Fund and the LVIP SSgA Conservative Index Allocation Fund, they will be more susceptible to the risks associated with equities. The LVIP SSgA Moderate Structured Allocation Fund and the LVIP SSgA Moderate Index Allocation Fund will be more susceptible to the risks associated with equities than the LVIP SSgA Conservative Structured Allocation Fund and the LVIP SSgA Conservative Index Allocation Fund.

Fixed Income Investments (Bonds). For underlying funds allocated to fixed-income, the primary risks are interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities. The value of the debt obligations held by a fund and, therefore, the value of the fund's shares, will fluctuate with the changes in the credit ratings of the debt obligations held.


Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate. This action may reduce a fund's income because the fund may have to reinvest the proceeds at lower interest rates.

Mortgage-Backed Securities Risk is the risk that the value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early lowering the potential total return, and during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value may decline.

Because the LVIP SSgA Conservative Structured Allocation Fund and the LVIP Conservative Index Allocation Fund have a greater target percentage of assets allocated to fixed income investments and inflation-indexed bonds than the LVIP SSgA Moderate Structured Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Moderately Aggressive Structured Allocation Fund and the LVIP SSgA Moderately Aggressive index Allocation Fund, they will be more susceptible to the risks associated with fixed income investments and inflation-indexed bonds. The LVIP SSgA Moderate Structured Allocation Fund and the LVIP SSgA Moderate Index Allocation Fund will be more susceptible to the risks associated with fixed income investments and inflation-indexed bonds than the LVIP SSgA Moderately Aggressive Structured Allocation Fund and the LVIP SSgA Moderately Aggressive Index Allocation Fund.


Foreign Investments (Equity).For underlying funds allocated to foreign securities, additional risks are involved that are not present in U.S. securities. Foreign currency fluctuations or economic, financial or political instability could cause the value of a fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, assets allocated to foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

As a general matter, risk of loss is typically higher for issuers located in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.


Because the LVIP SSgA Moderately Aggressive Structured Allocation Fund and the LVIP Moderately Aggressive Index Allocation Fund have a greater target percentage of assets allocated to foreign investments than the LVIP SSgA Moderate Structured Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Conservative Structured Allocation Fund and the LVIP SSgA Conservative Index Allocation Fund, they will be more susceptible to the risks associated with foreign investments. The LVIP SSgA Moderate Structured Allocation Fund and the LVIP SSgA Moderate Index Allocation Fund will be more susceptible to the risk associated with foreign investments than the LVIP SSgA Conservative Structured Allocation Fund and the LVIP SSgA Conservative Index Allocation Fund.


Exchange Traded Funds (ETFs). The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Non-Diversification. The fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the fund's value may decrease because of a single investment or a small number of investments.


Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release Nos. IC-27512 and 29197) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser: Lincoln Investment Advisors Corporation (LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The Trust has entered into an Investment Management Agreement with LIA. The fund operates as a "fund of funds." In this structure, the fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.

The Investment Adviser its total annual management fee for the most recently completed fiscal year, and portfolio managers are shown below:




Adviser                LIA (advisory fee is 0.15% of the fund's average daily net assets, including the advisory fee waiver)
Portfolio Manager(s)   Kevin J. Adamson, CPA and David A. Weiss, CFA are responsible for the day-to-day management of the fund. Mr. Adamson joined the Lincoln organization in 2004 and since that time he has served as Director of Funds Management Operations responsible for managing daily operations. Mr. Adamson has served as
                       Second Vice President of LIA since 2007. Mr. Weiss has been employed with LIA (formerly Jefferson Pilot investment Advisory Corp.) since 2004 and has served as Assistant Vice President of LIA since 2007. Mr.
                       Weiss currently serves as Director of Funds Management Research where he is responsible for leading the due diligence and research efforts for the Trust's investment managers, including oversight of the Trust's asset allocation services.


LIA has hired SSgA Funds Management Inc. (SSgA FM) to provide consulting services to LIA in its management of the fund. SSgA has no management discretion over fund assets and is paid no compensation by LIA under the consulting agreement.

The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.

A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory contract for the fund will be available in the annual report to shareholders for the period ended December 31, 2010.


Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.


Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other unaffiliated insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.


Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.


Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.


Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.


Distribution Policy and Federal Income Tax Considerations

The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year income or gains are earned by the fund. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.

Financial Highlights

The fund was not available for investment as of the date of this Prospectus. As a result there are no financial highlights available for this fund.

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.


You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated July 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.


You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.


                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust


                     LVIP SSgA Global Tactical Allocation Fund



                Standard Class


                1300 South Clinton Street
                Fort Wayne, Indiana 46802


                Prospectus July 30, 2010





The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.




As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents




Item                                                                                   Page
Summary Section                                                                         1
 Investment Objective                                                                   1
 Fees and Expenses                                                                      1
   Shareholder Fees                                                                     1
   Annual Fund Operating Expenses                                                       1
   Example                                                                              1
   Portfolio Turnover                                                                   1
 Principal Investment Strategies                                                        1
 Principal Risks                                                                        2
 Fund Performance                                                                       3
 Investment Adviser and Sub-Adviser                                                     4
 Tax Information                                                                        4
 Payments to Insurance Companies, Broker-Dealers and other Financial Intermediaries     4
Investment Objective and Principal Investment Strategies                                5
Principal Risks                                                                         6
Management and Organization                                                             7
Pricing of Fund Shares                                                                  8
Purchase and Sale of Fund Shares                                                        9
Market Timing                                                                           9
Portfolio Holdings Disclosure                                                          10
Share Classes and Distribution Arrangements                                            10
Distribution Policy and Federal Income Tax Considerations                              10
Financial Highlights                                                                   11

LVIP SSgA Global Tactical Allocation Fund
(Standard Class)

Investment Objective
The investment objective of the LVIP SSgA Global Tactical Allocation Fund (formerly LVIP Wilshire Aggressive Profile Fund) is to seek long-term growth of capital. Current income is not a consideration.


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Standard Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.



Shareholder Fees (fees paid directly from your investment)
 Maximum Sales Charge (Load) Imposed on Purchases                                             N/A
 Maximum Deferred Sales Charge (Load)                                                         N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                  N/A
 Redemption Fee                                                                               N/A
 Exchange Fee                                                                                 N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                0.25%
 Distribution and/or Service (12b-1) fees                                                     None
 Other Expenses                                                                                0.11%
 Acquired Fund Fees and Expenses (AFFE)                                                        0.38%
 Total Annual Fund Operating Expenses (including AFFE)1,2                                      0.74%


1 The fee table has been restated to reflect the fees and expenses of the fund as a result of fund strategy changes effective July 30, 2010.


2 The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.


Example


The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.



 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $76      $237      $411      $918

Portfolio Turnover


The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 41% of the average value of its portfolio.



Principal Investment Strategies


The fund operates under a fund of funds structure with an active allocation strategy. The fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity securities (stocks), and/or fixed income securities (bonds). Under normal circumstances, the fund's investment strategy will be to invest approximately 60% of its assets in underlying funds which invest primarily in equity securities (stocks) and approximately 40% of its assets in underlying funds which invest primarily in fixed income securities (bonds).

The sub-adviser develops the fund's asset allocation strategy based on the fund's investment strategy. Through its investment in underlying funds, the fund's investment strategy will be to allocate a large percentage of assets in equity securities (stocks) with



LVIP SSgA Global Tactical Allocation Fund                                    1
growth and value styles including real estate investment trusts (REITs), with a smaller percentage of assets allocated to domestic fixed income securities (bonds) including mortgage-backed securities and inflation-indexed bonds. The underlying funds will include but are not limited to funds that employ a passive investment style (i.e., index funds), rules-based funds and Exchange Traded Funds (ETFs) including underlying funds or ETFs advised by the fund's investment adviser ("Lincoln Investment Advisors Corporation" or "LIA") or sub-adviser (SSgA Funds Management, Inc." or "SSgA"). The fund allocation to ETFs may range from 30-50%. The investments described above are the principal investment strategies of the fund.

On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the fund's asset allocation strategy consistent with the fund's investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The sub-adviser will also periodically rebalance the weightings in the underlying funds held by the fund to the current asset allocation strategy.

To determine the relative attractiveness of broad asset classes and national markets, the sub-adviser's asset allocation models use a disciplined, systematic process. The sub-adviser generates and then combines expected return forecasts for a wide variety of asset classes and reassess value across countries. This set of resulting SSgA forecasts is the primary influence in determining the asset allocation over-weights and under-weights in the fund. Within the global markets, the sub-adviser uses a structured bottom up, two-step process to evaluate asset classes. First, the sub-adviser evaluates asset classes relative to each other in a risk premium analysis. Second, the sub-adviser expands the asset class evaluation to compare countries within each class.



Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.

 o Passive Management Risk: The fund will invest in underlying funds that use an indexing strategy and do not individually select stocks. These underlying funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.

 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the fund's yield.
 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.

 o Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reiusse the debt at a lower rate. This action may reduce a fund's income because the fund may have to reinvest the proceeds at lower interest rates.
 o Mortgage-Backed Securities Risk: The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.

 o Exchange-Traded Funds Risk: The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in the price of the ETF being more volatile and ETFs have management fees that increase their costs.
 o Inflation Indexed Bond Risk: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
 o Growth Stocks Risks: Growth stocks have historically been more volatile than value stocks over the long-term. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government


2 LVIP SSgA Global Tactical Allocation Fund or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Real Estate Investment Trusts (REITs) Risk: The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT, or by changes in the prospect for earnings, or cash flow of the REIT itself. Certain risks associated with general real estate ownership apply to the fund's REIT investments, including risks related to economic conditions, lack of availability of financing or changes in interest rates.




Fund Performance


The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year and lifetime periods compare with those of a broad measure of market performance. Information has also been included for the Global Tactical Allocation Composite, which is an unmanaged index compiled by LIA, the fund's adviser and is constructed as follows: 30% Barclays Capital U.S. Aggregate Bond Index, 26% S&P 500 Index, 20% MSCI EAFE Index, 10% Barclays Capital U.S. TIPS Index, 8% Russell 2000 Index and 6% MSCI Emerging Markets Free Index. The Global Tactical Allocation Composite shows how the fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the fund invests. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.



[GRAPHIC OMITTED]





[CHART]
Annual Total Returns
                     2006     2007     2008          2009
                     16.54%   11.02%    (40.46%)     30.80%




During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2009 at: 18.31%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (21.69%).




                                                            Average Annual Total Returns
                                                             For periods ended 12/31/09
                                                            ----------------------------
                                                                            Lifetime
                                                                        (Since inception
                                                              1 year        5/03/05)
                                                            ---------- -----------------
  LVIP SSgA Global Tactical Allocation Fund (formerly LVIP
                         Wilshire Aggressive Profile Fund)     30.80%         3.00%
                Barclays Capital U.S. Aggregate Bond Index      5.93%         5.13%
                                             S&P 500 Index     26.46%         1.33%
                                           MSCI EAFE Index     32.46%         4.87%
                          Barclays Capital U.S. TIPS Index     11.41%         4.62%
                                        Russell 2000 Index     27.17%         3.03%
                          MSCI Emerging Markets Free Index     79.02%        17.22%
                              Aggressive Profile Composite     29.56%         4.03%
                     Global Tactical Allocation Composite*     23.02%         5.12%



*Effective July 30, 2010, the performance indexes of the fund changed from the Aggressive Profile Composite, Wilshire 5000 Index, Barclays Capital U.S. Aggregate Bond Index, MSCI EAFE Index, and MSCI Emerging Markets Free Index to the S&P 500 Index, Barclays Capital U.S. TIPS Index, Russell 2000 Index and the Global Tactical Allocation Composite. This is due to a change in investment strategy.


LVIP SSgA Global Tactical Allocation Fund                                    3

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: SSgA Funds Management, Inc.




Portfolio Manager(s)   Company Title       Experience w/Fund
---------------------- ------------------- ------------------
Daniel Farley          Managing Director   Since July 2010
Chris Goolgasian       Vice President      Since July 2010


Tax Information

The fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.


Payments to Insurance Companies, Broker-Dealers and other Financial
Intermediaries

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.


4  LVIP SSgA Global Tactical Allocation Fund

Investment Objective and Principal Investment Strategies

The investment objective of the LVIP SSgA Global Tactical Allocation Fund (formerly LVIP Wilshire Aggressive Profile Fund) is to seek long-term growth of capital. Current income is not a consideration. The investments described below are the principal investment strategies of the fund.

The fund operates under a fund of funds structure with an active allocation strategy. The fund invests substantially all of its assets in other mutual funds (underlying funds) including funds advised by the adviser or sub-adviser which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. Under normal circumstances, the fund's investment strategy will be to invest approximately 60% of its assets in underlying funds which invest primarily in equity securities (stocks) and approximately 40% of its assets in underlying funds which invest primarily in fixed income securities (bonds).

The sub-adviser develops the fund's asset allocation strategy based on the fund's investment strategy. Through its investment in underlying funds, the fund's investment strategy will be to allocate a large percentage of assets in equity securities (stocks) with growth and value styles including real estate investment trusts (REITs), with a smaller percentage of assets allocated to domestic fixed income securities (bonds) including mortgage-backed securities and inflation-indexed bonds. The underlying funds will include but are not limited to funds that employ a passive investment style (i.e., index funds), rules-based funds and Exchange Traded Funds (ETFs). Exchange traded funds are funds that track an index, by bundling together securities that are in an index, but can be traded on an exchange like a stock. The fund allocation to ETFs is expected to range from 30-50%.

While the underlying funds are categorized generally as "Equity" (stocks) and "Fixed Income" (bonds), some of the underlying funds invest in various asset classes. Descriptions of the investments of the underlying funds within each asset class are listed below:

Growth Stocks: Growth stocks are stocks of companies whose earnings and/or revenue are anticipated to grow faster than its industry or the overall market. Growth companies typically pay little or no dividends.

Value Stocks: Value stocks are stocks of companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. Vale companies tend to have stock prices that are relatively low to their earnings, dividends, assets, or other financial measures.

Foreign Securities: Foreign (international) securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside the United States.

Fixed Income (bonds): Domestic investment grade bonds include U.S. Treasury, agency, credit, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

Inflation Indexed Bonds: Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.

Mortgage-Backed Securities (MBS): Mortgage-backed securities are issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages.

On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the fund's asset allocation strategy consistent with the fund's investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The sub-adviser will also periodically rebalance the weightings in the underlying funds held by the fund to the current asset allocation model.

To determine the relative attractiveness of broad asset classes and national markets, the sub-adviser's asset allocation models use a disciplined, systematic process. The sub-adviser generates and then combines expected return forecasts for a wide variety of asset classes and reassess value across countries. This set of resulting SSgA forecasts is the primary influence in determining the asset allocation over-weights and under-weights in the fund. Within the global markets, the sub-adviser uses a structured bottom up, two-step process to evaluate asset classes. First, the sub-adviser evaluates asset classes relative to each other in a risk premium analysis. Second, the sub-adviser expands the asset class evaluation to compare countries within each class.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy, or take temporary defensive positions that are inconsistent with the fund's principal investment strategies. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.



What are the Underlying Investments?

The fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a fund to invest in other affiliated and non-affiliated funds, including ETFs, and other securities. The fund has received an exemptive order from the SEC (Release No. 29196) to permit the fund to invest in non-affiliated funds without limitation, securities and other investments subject to certain conditions. The fund will invest in various underlying funds that are advised by LIA, which invest directly in equity and fixed income securities. Because these funds are advised by the same adviser - LIA - they are considered to be affiliated funds. The fund will also invest in ETFs, including ETFs advised by the sub-adviser.

The relative weightings for the fund in the various underlying funds and ETFs will vary over time, and the fund is not required to invest in any particular underlying fund, ETF or in any particular percentage. The sub-adviser may add, eliminate or replace underlying funds and ETFs at any time and may invest in non-affiliated funds or other types of investment securities, as described above, all without prior notice to shareholders.


The fund currently expects to invest in some or all of the affiliated underlying funds described below and may invest in other funds and ETFs that are not listed.



Equity Underlying Funds  Investment Objective
-----------------------  -----------------------------------
LVIP SSgA Developed     Long-term capital appreciation
International 150 Fund
LVIP SSgA Emerging      Long-term capital appreciation
Markets 100 Fund
LVIP SSgA International Track broad foreign index
Index Fund
LVIP SSgA Large Cap 100 Long-term capital appreciation
Fund
LVIP SSgA Small Cap     Track Russell 2000 (Reg. TM) Index
Index Fund
LVIP SSgA Small-Mid Cap Long-term capital appreciation
200 Fund
LVIP SSgA S&P 500 Index Track S&P 500 Index
Fund



Fixed Income Underlying
         Funds           Investment Objective
-----------------------  -------------------------------------------
LVIP SSgA Bond Index    Track Barclays Capital U.S. Aggregate Bond
Fund                    Index

Principal Risks

The fund's investment strategy is to vary the amount invested among the asset classes of securities over time. The fund is subject to asset allocation risk, which is the risk that the fund may allocate assets to an asset class that underperforms other asset classes. For example, the fund may be overweighted in equity securities when the equity market is falling and the fixed income market is rising.

Because the fund invests in the shares of the underlying funds, the fund invests in the same investments as made by the various underlying funds. By investing in the fund, therefore, you assume the same types of risks, either directly or indirectly, as investing in those underlying funds.

Equity Investments (Stocks). For underlying funds allocated to equities, the primary risk is that the value of the stocks it holds will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of a fund's stock investments and, therefore, the value of a fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the manager believes to the their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).


Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earning, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market. The growth style may, over time, go in and out of favor. At times when growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.


Fixed Income Investments (Bonds). For underlying funds allocated to fixed-income, the primary risks are interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.


Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities. The value of the debt obligations held by a fund and, therefore, the value of the fund's shares, will fluctuate with the changes in the credit ratings of the debt obligations held.

Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt at a lower rate. This action may reduce a fund's income because the fund may have to reinvest the proceeds at lower interest rates.

Mortgage-Backed Securities Risk is the risk that the value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates, In periods of falling interest rates, underlying mortgages may be paid early lowering the potential total return, and during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value may decline.


Inflation Indexed Bond is the risk if the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.

Foreign Investments (Equity or Bonds). For underlying funds allocated to foreign securities, additional risks are involved that are not present in U.S. securities. Foreign currency fluctuations or economic, financial or political instability could cause the value of a fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, assets allocated to foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

Exchange Traded Funds (ETFs). ETF risk generally reflects the risks of owning the underlying securities they are designed to track although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.


Real Estate Investment Trusts (REITs). The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT, or by changes in the prospect of earnings, or cash flow of the REIT itself. Certain risks associated with general real estate ownership apply to the fund's REIT investments, including risks related to economic conditions, lack of availability of financing or changes in interest rates.



Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release Nos. IC-27512 and 29197) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (advisory fee is 0.25% of the funds' average daily net assets)
Sub-Adviser            SSgA Funds Management, Inc. (SSgA FM) is registered with the Securities Exchange Commission as an investment advisor under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State
                       Street Corporation, a publicly held bank holding company. As of December 31, 2009, SSgA FM had over
                       $168 billion in assets under management. SSgA FM, State Street, and other advisory affiliates of State
                       Street make up State Street Global Advisors ("SSgA"), the investment management arm of State Street
                       Corporation. With over $1.91 trillion under management as of December 31, 2009, SSgA provides com-
                       plete investment management services from offices in North America. South America, Europe, Asia, Aus-
                       tralia and the Middle East.
Portfolio Manager(s)   The fund is managed by SSgA FM's Multi Asset Class Solutions Team. Portfolio managers Daniel Farley and Chris Goolgasian jointly and primarily are responsible for the day-to-day management. Mr. Farley,
                       CFA,
                       is a Managing Director of SSgA FM and is the Global Head of Investments for SSgA's Multi Asset Class
                       Solutions (MACS) team. In this role, he is responsible for the management and development of asset allo-
                       cation strategies for institutional clients worldwide. His responsibilities include the design and manage-
                       ment of Liability Driven Investments, tactical asset allocation and overlay strategies. He is a member of
                       SSgA's Senior Management Team. Dan joined SSgA FM in 1992. Mr. Goolgasian CFA, CPA, CAIA, is a Vice
                       President of SSgA FM and a Senior Portfolio Manager in SSgA's Multi Asset Class Solutions (MACS)
                       team. He is responsible for developing and implementing tactical and strategic multi asset class solutions
                       for institutional clients. Previously, Chris was an Institutional Portfolio Manager with Pyramis Global
                       Advi-
                       sors, A Fidelity Investments Company. In this role he worked with institutional clients on strategic, tactical
                       and lifecycle portfolios. Prior to joining Fidelity in 1997, Chris spent nearly three years as a CPA with the
                       public accounting firm Kaplan, Moran and Digennaro.


The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.


A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund will be available in the annual report to shareholders for the period ended December 31, 2010.



Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other unaffiliated insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.


Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.


Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.


Share Classes and Distribution Arrangements

The fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.


Distribution Policy and Federal Income Tax Considerations

The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year income or gains are earned by the fund. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the fund's Standard Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.




                                                            LVIP SSgA Global Tactical
                                                                 Allocation Fund
                                                               (formerly Wilshire
                                                            Aggressive Profile Fund)
                                                                 Standard Class
                                                                   Year Ended
                                                             12/31/2009   12/31/2008
                                                            ------------ ------------
Net asset value, beginning of period.......................   $  8.228    $  14.281
Income (loss) from investment operations:
Net investment income2.....................................      0.108        0.158
Net realized and unrealized gain (loss) on investments           2.356       (5.831)
                                                              --------    ---------
Total from investment operations...........................      2.464       (5.673)
                                                              --------    ---------
Less dividends and distributions from:
Net investment income......................................     (0.618)      (0.068)
Net realized gain on investments...........................     (0.493)      (0.312)
                                                              --------    ---------
Total dividends and distributions..........................     (1.111)      (0.380)
                                                              --------    ---------
Net asset value, end of period.............................   $  9.581    $   8.228
                                                              ########    #########
Total return3..............................................      30.80%      (40.46%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)....................   $ 31,982    $  41,070
Ratio of expenses to average net assets4...................       0.20%        0.25%
Ratio of expenses to average net assets prior to
 expenses waived/reimbursed and expense paid
 indirectly4...............................................       0.36%        0.33%
Ratio of net investment income to average net assets.......       1.26%        1.38%
Ratio of net investment income (loss) to average net
 assets prior to expenses waived/reimbursed and
 expense paid indirectly...................................       1.10%        1.30%
Portfolio turnover.........................................         41%          25%



                                                                                                               LVIP SSgA Global Ta
                                                                                                                                Fu
                                                                LVIP SSgA Global Tactical Allocation Fund
                                                               (formerly Wilshire Aggressive Profile Fund)
                                                                              Standard Class                            Fund) Stan
                                                                                Year Ended
                                                             12/31/2007   12/31/2006   5/3/20051 to 12/31/2005
                                                            ------------ ------------ ------------------------
Net asset value, beginning of period.......................   $ 13.153     $ 11.392           $ 10.000
Income (loss) from investment operations:
Net investment income2.....................................      0.106        0.069              0.055
Net realized and unrealized gain (loss) on investments           1.329        1.809              1.337
                                                              --------     --------           --------
Total from investment operations...........................      1.435        1.878              1.392
                                                              --------     --------           --------
Less dividends and distributions from:
Net investment income......................................     (0.124)      (0.116)                 -
Net realized gain on investments...........................     (0.183)      (0.001)                 -
                                                              --------     --------           --------
Total dividends and distributions..........................     (0.307)      (0.117)                 -
                                                              --------     --------           --------
Net asset value, end of period.............................   $ 14.281     $ 13.153           $ 11.392
                                                              ########     ########           ########
Total return3..............................................      11.02%       16.54%             13.92%
Ratios and supplemental data:
Net assets, end of period (000 omitted)....................   $ 41,110     $ 15,102           $  4,280
Ratio of expenses to average net assets4...................       0.25%        0.30%              0.30%
Ratio of expenses to average net assets prior to
 expenses waived/reimbursed and expense paid
 indirectly4...............................................       0.34%        0.61%              1.91%
Ratio of net investment income to average net assets.......       0.75%        0.57%              0.75%
Ratio of net investment income (loss) to average net
 assets prior to expenses waived/reimbursed and
 expense paid indirectly...................................       0.66%        0.26%             (0.86%)
Portfolio turnover.........................................         56%          40%                15%


1 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized

2 The average shares outstanding method has been applied for per share information.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4 Ratio of expenses to average net assets does not include expenses of the investment companies in which the fund invests.

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.


You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated July 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.


You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.


                            SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust


                     LVIP SSgA Global Tactical Allocation Fund



                Service Class


                1300 South Clinton Street
                Fort Wayne, Indiana 46802


                Prospectus July 30, 2010





The fund is a series of the Lincoln Variable Insurance Products Trust (referred to as "fund"). Shares of the fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the fund directly. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.




As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Table of Contents




Item                                                                                   Page
Summary Section                                                                         1
 Investment Objective                                                                   1
 Fees and Expenses                                                                      1
   Shareholder Fees                                                                     1
   Annual Fund Operating Expenses                                                       1
   Example                                                                              1
   Portfolio Turnover                                                                   1
 Principal Investment Strategies                                                        1
 Principal Risks                                                                        2
 Fund Performance                                                                       3
 Investment Adviser and Sub-Adviser                                                     4
 Tax Information                                                                        4
 Payments to Insurance Companies, Broker-Dealers and other Financial Intermediaries     4
Investment Objective and Principal Investment Strategies                                5
Principal Risks                                                                         6
Management and Organization                                                             7
Pricing of Fund Shares                                                                  8
Purchase and Sale of Fund Shares                                                        9
Market Timing                                                                           9
Portfolio Holdings Disclosure                                                          10
Share Classes and Distribution Arrangements                                            10
Distribution Policy and Federal Income Tax Considerations                              10
Financial Highlights                                                                   11

LVIP SSgA Global Tactical Allocation Fund
(Service Class)

Investment Objective
The investment objective of the LVIP SSgA Global Tactical Allocation Fund (formerly LVIP Wilshire Aggressive Profile Fund) is to seek long-term growth of capital. Current income is not a consideration.


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Service Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.



Shareholder Fees (fees paid directly from your investment)
 Maximum Sales Charge (Load) Imposed on Purchases                                          N/A
 Maximum Deferred Sales Charge (Load)                                                      N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                               N/A
 Redemption Fee                                                                            N/A
 Exchange Fee                                                                              N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                            0.25%
 Distribution and/or Service (12b-1) fees                                                  0.25%
 Other Expenses                                                                            0.11%
 Acquired Fund Fees and Expenses (AFFE)                                                    0.38%
 Total Annual Fund Operating Expenses (including AFFE)1,2                                  0.99%


1 The fee table has been restated to reflect the fees and expenses of the fund as a result of fund strategy changes effective July 30, 2010.


2 The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.


Example


The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.



 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $101     $315      $547    $1,213

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 41% of the average value of its portfolio.


Principal Investment Strategies


The fund operates under a fund of funds structure with an active allocation strategy. The fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity securities (stocks), and/or fixed income securities (bonds). Under normal circumstances, the fund's investment strategy will be to invest approximately 60% of its assets in underlying funds which invest primarily in equity securities (stocks) and approximately 40% of its assets in underlying funds which invest primarily in fixed income securities (bonds).

The sub-adviser develops the fund's asset allocation strategy based on the fund's investment strategy. Through its investment in underlying funds, the fund's investment strategy will be to allocate a large percentage of assets in equity securities (stocks) with



LVIP SSgA Global Tactical Allocation Fund                                    1
growth and value styles including real estate investment trusts (REITs), with a smaller percentage of assets allocated to domestic fixed income securities (bonds) including mortgage-backed securities and inflation-indexed bonds. The underlying funds will include but are not limited to funds that employ a passive investment style (i.e., index funds), rules-based funds and Exchange Traded Funds (ETFs) including underlying funds or ETFs advised by the fund's investment adviser ("Lincoln Investment Advisors Corporation" or "LIA") or sub-adviser (SSgA Funds Management, Inc." or "SSgA"). The fund allocation to ETFs may range from 30-50%. The investments described above are the principal investment strategies of the fund.

On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the fund's asset allocation strategy consistent with the fund's investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The sub-adviser will also periodically rebalance the weightings in the underlying funds held by the fund to the current asset allocation strategy.

To determine the relative attractiveness of broad asset classes and national markets, the sub-adviser's asset allocation models use a disciplined, systematic process. The sub-adviser generates and then combines expected return forecasts for a wide variety of asset classes and reassess value across countries. This set of resulting SSgA forecasts is the primary influence in determining the asset allocation over-weights and under-weights in the fund. Within the global markets, the sub-adviser uses a structured bottom up, two-step process to evaluate asset classes. First, the sub-adviser evaluates asset classes relative to each other in a risk premium analysis. Second, the sub-adviser expands the asset class evaluation to compare countries within each class.



Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.

 o Passive Management Risk: The fund will invest in underlying funds that use an indexing strategy and do not individually select stocks. These underlying funds do not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor stock performance.

 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the fund's yield.
 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.

 o Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reiusse the debt at a lower rate. This action may reduce a fund's income because the fund may have to reinvest the proceeds at lower interest rates.
 o Mortgage-Backed Securities Risk: The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.

 o Exchange-Traded Funds Risk: The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in the price of the ETF being more volatile and ETFs have management fees that increase their costs.
 o Inflation Indexed Bond Risk: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
 o Growth Stocks Risks: Growth stocks have historically been more volatile than value stocks over the long-term. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government


2 LVIP SSgA Global Tactical Allocation Fund or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Real Estate Investment Trusts (REITs) Risk: The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT, or by changes in the prospect for earnings, or cash flow of the REIT itself. Certain risks associated with general real estate ownership apply to the fund's REIT investments, including risks related to economic conditions, lack of availability of financing or changes in interest rates.



Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year and lifetime periods compare with those of a broad measure of market performance. Information has also been included for the Global Tactical Allocation Composite, which is an unmanaged index compiled by LIA, the fund's adviser, and is constructed as follows: 30% Barclays Capital U.S. Aggregate Bond Index, 26% S&P 500 Index, 20% MSCI EAFE Index, 10% Barclays Capital U.S. TIPS Index, 8% Russell 2000 Index, and 6% MSCI Emerging Markets Free Index. The Global Tactical Allocation Composite shows how the fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the fund invests. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.



[GRAPHIC OMITTED]





[CHART]
Annual Total Return
2006                2007     2008          2009
16.25%              10.74%    (40.62%)     30.47%




During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2009 at: 18.23%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (21.74%).




                                                            Average Annual Total Returns
                                                             For periods ended 12/31/09
                                                            ----------------------------
                                                                            Lifetime
                                                                        (Since inception
                                                              1 year       5/3/2005)
                                                            ---------- -----------------
  LVIP Global Tactical Allocation Fund (formerly, Wilshire
                                  Aggressive Profile Fund)     30.47%         2.74%
                Barclays Capital U.S. Aggregate Bond Index      5.93%         5.13%
                                             S&P 500 Index     26.46%         1.33%
                                           MSCI EAFE Index     32.46%         4.87%
                          Barclays Capital U.S. TIPS Index     11.41%         4.62%
                                        Russell 2000 Index     27.17%         3.03%
                          MSCI Emerging Markets Free Index     79.02%        17.22%
                              Aggressive Profile Composite     29.56%         4.03%
                     Global Tactical Allocation Composite*     23.02%         5.12%



* Effective July 30, 2010, the performance indexes of the fund changed from the Aggressive Profile Composite, Wilshire 5000 Index, Barclays Capital U.S. Aggregate Bond index, MSCI EAFE Index, and MSCI Emerging Markets Free Index to the S&P 500 Index, Barclays Capital U.S. TIPS Index, Russell 2000 Index and the Global Tactical Allocation Composite. This is due to a change in investment strategy of the fund.


LVIP SSgA Global Tactical Allocation Fund                                    3

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: SSgA Funds Management, Inc.




Portfolio Manager(s)   Company Title       Experience w/Fund
---------------------- ------------------- ------------------
Daniel Farley          Managing Director   Since July 2010
Chris Goolgasian       Vice President      Since July 2010


Tax Information

The fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.


Payments to Insurance Companies, Broker-Dealers and other Financial
Intermediaries

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.


4  LVIP SSgA Global Tactical Allocation Fund

Investment Objective and Principal Investment Strategies

The investment objective of the LVIP SSgA Global Tactical Allocation Fund (formerly LVIP Wilshire Aggressive Profile Fund) is to seek long-term growth of capital. Current income is not a consideration. The investments described below are the principal investment strategies of the fund.

The fund operates under a fund of funds structure with an active allocation strategy. The fund invests substantially all of its assets in other mutual funds (underlying funds) including funds advised by the adviser or sub-adviser which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. Under normal circumstances, the fund's investment strategy will be to invest approximately 60% of its assets in underlying funds which invest primarily in equity securities (stocks) and approximately 40% of its assets in underlying funds which invest primarily in fixed income securities (bonds).

The sub-adviser develops the fund's asset allocation strategy based on the fund's investment strategy. Through its investment in underlying funds, the fund's investment strategy will be to allocate a large percentage of assets in equity securities (stocks) with growth and value styles including real estate investment trusts (REITs), with a smaller percentage of assets allocated to domestic fixed income securities (bonds) including mortgage-backed securities and inflation-indexed bonds. The underlying funds will include but are not limited to funds that employ a passive investment style (i.e., index funds), rules-based funds and Exchange Traded Funds (ETFs). Exchange traded funds are funds that track an index, by bundling together securities that are in an index, but can be traded on an exchange like a stock. The fund allocation to ETFs is expected to range from 30-50%.

While the underlying funds are categorized generally as "Equity" (stocks) and "Fixed Income" (bonds), some of the underlying funds invest in various asset classes. Descriptions of the investments of the underlying funds within each asset class are listed below:

Growth Stocks: Growth stocks are stocks of companies whose earnings and/or revenue are anticipated to grow faster than its industry or the overall market. Growth companies typically pay little or no dividends.

Value Stocks: Value stocks are stocks of companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. Vale companies tend to have stock prices that are relatively low to their earnings, dividends, assets, or other financial measures.

Foreign Securities: Foreign (international) securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside the United States.

Fixed Income (bonds): Domestic investment grade bonds include U.S. Treasury, agency, credit, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

Inflation Indexed Bonds: Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.

Mortgage-Backed Securities (MBS): Mortgage-backed securities are issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages.

On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in the fund's asset allocation strategy consistent with the fund's investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The sub-adviser will also periodically rebalance the weightings in the underlying funds held by the fund to the current asset allocation model.

To determine the relative attractiveness of broad asset classes and national markets, the sub-adviser's asset allocation models use a disciplined, systematic process. The sub-adviser generates and then combines expected return forecasts for a wide variety of asset classes and reassess value across countries. This set of resulting SSgA forecasts is the primary influence in determining the asset allocation over-weights and under-weights in the fund. Within the global markets, the sub-adviser uses a structured bottom up, two-step process to evaluate asset classes. First, the sub-adviser evaluates asset classes relative to each other in a risk premium analysis. Second, the sub-adviser expands the asset class evaluation to compare countries within each class.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy, or take temporary defensive positions that are inconsistent with the fund's principal investment strategies. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.



What are the Underlying Investments?

The fund operates its "fund of funds" structure in reliance on certain federal securities laws that generally permit a fund to invest in other affiliated and non-affiliated funds, including ETFs, and other securities. The fund has received an exemptive order from the SEC (Release No. 29196) to permit the fund to invest in non-affiliated funds without limitation, securities and other investments subject to certain conditions. The fund will invest in various underlying funds that are advised by LIA, which invest directly in equity and fixed income securities. Because these funds are advised by the same adviser - LIA - they are considered to be affiliated funds. The fund will also invest in ETFs, including ETFs advised by the sub-adviser.

The relative weightings for the fund in the various underlying funds and ETFs will vary over time, and the fund is not required to invest in any particular underlying fund, ETF or in any particular percentage. The sub-adviser may add, eliminate or replace underlying funds and ETFs at any time and may invest in non-affiliated funds or other types of investment securities, as described above, all without prior notice to shareholders.


The fund currently expects to invest in some or all of the affiliated underlying funds described below and may invest in other funds and ETFs that are not listed.



Equity Underlying Funds  Investment Objective
-----------------------  -----------------------------------
LVIP SSgA Developed     Long-term capital appreciation
International 150 Fund
LVIP SSgA Emerging      Long-term capital appreciation
Markets 100 Fund
LVIP SSgA International Track broad foreign index
Index Fund
LVIP SSgA Large Cap 100 Long-term capital appreciation
Fund
LVIP SSgA Small Cap     Track Russell 2000 (Reg. TM) Index
Index Fund
LVIP SSgA Small-Mid Cap Long-term capital appreciation
200 Fund
LVIP SSgA S&P 500 Index Track S&P 500 Index
Fund



Fixed Income Underlying
         Funds           Investment Objective
-----------------------  -------------------------------------------
LVIP SSgA Bond Index    Track Barclays Capital U.S. Aggregate Bond
Fund                    Index

Principal Risks

The fund's investment strategy is to vary the amount invested among the asset classes of securities over time. The fund is subject to asset allocation risk, which is the risk that the fund may allocate assets to an asset class that underperforms other asset classes. For example, the fund may be overweighted in equity securities when the equity market is falling and the fixed income market is rising.

Because the fund invests in the shares of the underlying funds, the fund invests in the same investments as made by the various underlying funds. By investing in the fund, therefore, you assume the same types of risks, either directly or indirectly, as investing in those underlying funds.

Equity Investments (Stocks). For underlying funds allocated to equities, the primary risk is that the value of the stocks it holds will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of a fund's stock investments and, therefore, the value of a fund's shares held under your contract to fluctuate, and you could lose money.

Value stocks may never reach what the manager believes to the their full value, or may even go down in price. Different types of stocks (such as "growth" vs. "value" stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, the fund's performance may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).


Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earning, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market. The growth style may, over time, go in and out of favor. At times when growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.


Fixed Income Investments (Bonds). For underlying funds allocated to fixed-income, the primary risks are interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.


Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities. The value of the debt obligations held by a fund and, therefore, the value of the fund's shares, will fluctuate with the changes in the credit ratings of the debt obligations held.

Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt at a lower rate. This action may reduce a fund's income because the fund may have to reinvest the proceeds at lower interest rates.

Mortgage-Backed Securities Risk is the risk that the value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates, In periods of falling interest rates, underlying mortgages may be paid early lowering the potential total return, and during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value may decline.


Inflation Indexed Bond is the risk if the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.

Foreign Investments (Equity or Bonds). For underlying funds allocated to foreign securities, additional risks are involved that are not present in U.S. securities. Foreign currency fluctuations or economic, financial or political instability could cause the value of a fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Investing in foreign securities also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, assets allocated to foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

Exchange Traded Funds (ETFs). ETF risk generally reflects the risks of owning the underlying securities they are designed to track although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.


Real Estate Investment Trusts (REITs). The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT, or by changes in the prospect of earnings, or cash flow of the REIT itself. Certain risks associated with general real estate ownership apply to the fund's REIT investments, including risks related to economic conditions, lack of availability of financing or changes in interest rates.



Management and Organization

The fund's business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the fund's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders.

Manager of Managers: The fund employs a "manager of managers" structure. In this regard, the fund has received an exemptive order from the SEC (Release Nos. IC-27512 and 29197) to permit the fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of the Trust's Board of Trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to Board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement.

Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation
(LIA) is the investment adviser to the fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The fund uses a sub-adviser who is responsible for the day-to-day management of the fund's securities investments. The fund's sub-adviser is paid out of the fees paid to the adviser.

The fund's investment adviser (with the effective advisory fee rate for the most recently completed fiscal year), sub-adviser and portfolio manager are shown below. The fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager(s), and the portfolio manager's ownership of securities in the fund.

Adviser                LIA (advisory fee is 0.25% of the funds' average daily net assets)
Sub-Adviser            SSgA Funds Management, Inc. (SSgA FM) is registered with the Securities Exchange Commission as an investment advisor under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State
                       Street Corporation, a publicly held bank holding company. As of December 31, 2009, SSgA FM had over
                       $168 billion in assets under management. SSgA FM, State Street, and other advisory affiliates of State
                       Street make up State Street Global Advisors ("SSgA"), the investment management arm of State Street
                       Corporation. With over $1.91 trillion under management as of December 31, 2009, SSgA provides com-
                       plete investment management services from offices in North America. South America, Europe, Asia, Aus-
                       tralia and the Middle East.
Portfolio Manager(s)   The fund is managed by SSgA FM's Multi Asset Class Solutions Team. Portfolio managers Daniel Farley and Chris Goolgasian jointly and primarily are responsible for the day-to-day management. Mr. Farley,
                       CFA,
                       is a Managing Director of SSgA FM and is the Global Head of Investments for SSgA's Multi Asset Class
                       Solutions (MACS) team. In this role, he is responsible for the management and development of asset allo-
                       cation strategies for institutional clients worldwide. His responsibilities include the design and manage-
                       ment of Liability Driven Investments, tactical asset allocation and overlay strategies. He is a member of
                       SSgA's Senior Management Team. Dan joined SSgA FM in 1992. Mr. Goolgasian CFA, CPA, CAIA, is a Vice
                       President of SSgA FM and a Senior Portfolio Manager in SSgA's Multi Asset Class Solutions (MACS)
                       team. He is responsible for developing and implementing tactical and strategic multi asset class solutions
                       for institutional clients. Previously, Chris was an Institutional Portfolio Manager with Pyramis Global
                       Advi-
                       sors, A Fidelity Investments Company. In this role he worked with institutional clients on strategic, tactical
                       and lifecycle portfolios. Prior to joining Fidelity in 1997, Chris spent nearly three years as a CPA with the
                       public accounting firm Kaplan, Moran and Digennaro.


The fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same sub-adviser. The fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the fund, different fees, and different asset levels.


A discussion regarding the basis for the Trust's Board of Trustees approving the investment advisory and sub-advisory contracts for the fund will be available in the annual report to shareholders for period ended December 31, 2010.



Pricing of Fund Shares

The fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

The fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

The fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and
  o U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When the fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Purchase and Sale of Fund Shares

The fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life), Lincoln Life & Annuity Company of New York
(LNY), and other unaffiliated insurance companies. The insurance companies hold the fund shares in separate accounts (variable accounts) that support various variable annuity contracts and variable life insurance contracts.

The fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the fund's sub-adviser, may pay additional compensation (at their own expense and not as an expense of the fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the fund and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.


Market Timing

Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As a result, the funds discourage such trading activity. The risks of frequent trading are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures").

The fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, an investor's trading, in the judgment of the fund, has been or may be disruptive to any fund. In making this judgment, a fund may consider trading done in multiple accounts under common ownership or control.

The fund has entered into an agreement with each insurance company that holds fund shares to help detect and prevent market timing in the fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the fund, certain identifying and account information regarding contract owners who invest in fund shares through the omnibus account; and (ii) execute instructions from the fund to restrict further purchases or exchanges of fund shares by a contract owner who the fund has identified as a market timer.

The fund may rely on frequent trading policies established by insurance companies that hold shares of the fund in separate accounts to support the insurance contracts. In the event the fund detects potential market timing, the fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the fund will be able to identify possible market timing activity or that market timing will not occur in the fund. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.


Portfolio Holdings Disclosure

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's Statement of Additional Information.


Share Classes and Distribution Arrangements

Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). The Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (LFD) out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays each third party for these services pursuant to a written agreement with that third party.

The 12b-1 fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.


Distribution Policy and Federal Income Tax Considerations

The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year income or gains are earned by the fund. The fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the fund's Service Class shares since their inception. Certain information reflects financial results for a single fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and payment of fees by the manager, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.




                                                            LVIP SSgA Global Tactical
                                                                 Allocation Fund
                                                               (formerly Wilshire
                                                            Aggressive Profile Fund )
                                                                  Service Class
                                                                   Year Ended
                                                             12/31/2009   12/31/2008
                                                            ------------ ------------
Net asset value, beginning of period.......................   $  8.233    $  14.271
Income (loss) from investment operations:
Net investment income2.....................................      0.087        0.129
Net realized and unrealized gain (loss) on investments           2.353       (5.821)
                                                              --------    ---------
Total from investment operations...........................      2.440       (5.692)
                                                              --------    ---------
Less dividends and distributions from:
Net investment income......................................     (0.597)      (0.034)
Net realized gain on investments...........................     (0.493)      (0.312)
                                                              --------    ---------
Total dividends and distributions..........................     (1.090)      (0.346)
                                                              --------    ---------
Net asset value, end of period.............................   $  9.583    $   8.233
                                                              ########    #########
Total return3..............................................      30.47%      (40.62%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)....................   $ 69,623    $  79,077
Ratio of expenses to average net assets4...................       0.45%        0.50%
Ratio of expenses to average net assets prior to
 expenses waived/reimbursed and expense paid
 indirectly4...............................................       0.61%        0.58%
Ratio of net investment income to average net assets.......       1.01%        1.13%
Ratio of net investment income (loss) to average net
 assets prior to expenses waived/reimbursed and
 expense paid indirectly...................................       0.85%        1.05%
Portfolio turnover.........................................         41%          25%



                                                                                                               LVIP SSgA Global Ta
                                                                                                                                Fu
                                                                LVIP SSgA Global Tactical Allocation Fund
                                                               (formerly Wilshire Aggressive Profile Fund )
                                                                               Service Class                            Fund ) Ser
                                                                                Year Ended
                                                             12/31/2007   12/31/2006   5/3/20051 to 12/31/2005
                                                            ------------ ------------ ------------------------
Net asset value, beginning of period.......................   $ 13.144     $ 11.372           $ 10.000
Income (loss) from investment operations:
Net investment income2.....................................      0.071        0.039              0.036
Net realized and unrealized gain (loss) on investments           1.329        1.805              1.336
                                                              --------     --------           --------
Total from investment operations...........................      1.400        1.844              1.372
                                                              --------     --------           --------
Less dividends and distributions from:
Net investment income......................................     (0.090)      (0.071)                 -
Net realized gain on investments...........................     (0.183)      (0.001)                 -
                                                              --------     --------           --------
Total dividends and distributions..........................     (0.273)      (0.072)                 -
                                                              --------     --------           --------
Net asset value, end of period.............................   $ 14.271     $ 13.144           $ 11.372
                                                              ########     ########           ########
Total return3..............................................      10.74%       16.25%             13.72%
Ratios and supplemental data:
Net assets, end of period (000 omitted)....................   $120,941     $ 62,325           $ 18,782
Ratio of expenses to average net assets4...................       0.50%        0.55%              0.55%
Ratio of expenses to average net assets prior to
 expenses waived/reimbursed and expense paid
 indirectly4...............................................       0.59%        0.86%              2.16%
Ratio of net investment income to average net assets.......       0.50%        0.32%              0.50%
Ratio of net investment income (loss) to average net
 assets prior to expenses waived/reimbursed and
 expense paid indirectly...................................       0.41%        0.01%             (1.11%)
Portfolio turnover.........................................         56%          40%                15%


1 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

2 The average shares outstanding method has been applied for per share information.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4 Does not include expenses of the investment companies in which the Fund invests.

General Information
You may examine the registration statements for this fund at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of the fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The fund's board of trustees will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the fund. Also, the fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.


You can find additional information in the fund's statement of additional information (SAI), which is on file with the SEC. The fund incorporates its SAI, dated July 30, 2010, into its prospectus. The fund will provide a free copy of its SAI upon request.


You can find further information about the fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the fund (including the SAI) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.


                            SEC File No: 811-08090

Lincoln Variable Insurance Products Trust

          LVIP SSgA Conservative Index Allocation Fund
          LVIP SSgA Moderate Index Allocation Fund
          LVIP SSgA Moderately Aggressive Index Allocation Fund
          LVIP SSgA Conservative Structured Allocation Fund
          LVIP SSgA Moderate Structured Allocation Fund
          LVIP SSgA Moderately Aggressive Structured Allocation Fund LVIP SSgA Global Tactical Allocation Fund



     1300 South Clinton Street
     Fort Wayne, Indiana 46802

     Statement of Additional Information July 30, 2010




This Statement of Additional Information (SAI), which is not a prospectus, provides more information about certain series - referred to as "funds" - of Lincoln Variable Insurance Products Trust. The funds indicate the funds named in the above caption. Each fund offers two classes of shares: the Standard Class and the Service Class.


This SAI should be read in conjunction with the funds' prospectus dated July 30, 2010. You may obtain a copy of the funds' prospectus or a fund's annual report on request and without charge. Please write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or call 1-800-4LINCOLN (454-6265).

July 30, 2010

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Table of Contents




Item                                                   Page
Description of the Trust and the Funds                  4
Fundamental Investment Restrictions                     4
Additional Investment Strategies and Risks              5
Portfolio Transactions and Brokerage                   16
Portfolio Turnover                                     17
Trustees and Officers                                  17
Investment Adviser and Sub-Advisers                    23
Portfolio Managers                                     24
Principal Underwriter                                  26
Administration Agreement                               26
Accounting Agreement                                   26
Code of Ethics                                         26
Description of Shares                                  27
Control Persons and Principal Holders of Securities    27
Rule 12b-1 Plan                                        28
Revenue Sharing                                        28
Valuation of Portfolio Securities                      29
Portfolio Holdings Disclosure                          29
Purchase and Redemption Information                    30
Custodian and Transfer Agent                           30
Independent Registered Public Accounting Firm          30
Financial Statements                                   30
Taxes                                                  30
APPENDIX A                                             32
APPENDIX B                                             34
APPENDIX C                                             41

Description of the Trust and the Funds

Lincoln Variable Insurance Products Trust (the Trust), a Delaware statutory trust formed on February 1, 2003, is an open-end management investment company. The investment objective for the LVIP SSgA Conservative Index Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Moderately Aggressive Index Allocation Fund, LVIP SSgA Conservative Structured Allocation Fund, LVIP SSgA Moderate Structured Allocation Fund, LVIP SSgA Moderately Aggressive Structured Allocation Fund is non-fundamental and may be changed without the affirmative vote of a majority of outstanding voting securities of the Funds. The investment objective for LVIP SSgA Global Tactical Allocation Fund is fundamental and cannot be changed without the affirmative vote of a majority of the outstanding voting securities of the fund. There can be no assurance that the objective of a fund will be achieved. Each of the funds (with the exception of LVIP SSgA Global Tactical Allocation Fund) is non-diversified within the meaning of the Investment Company Act of 1940 (1940 Act). References to adviser in this SAI include both Lincoln Investment Advisors Corporation (LIA) and a fund's sub-adviser (if applicable) unless the context otherwise indicates.




Fundamental Investment Restrictions
The funds have adopted certain fundamental policies and investment restrictions which may not be changed without a majority vote of a fund's outstanding shares. Such majority is defined in the 1940 Act as the vote of the lesser of
(1) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (2) more than 50% of the outstanding voting securities. For purposes of the following restrictions: (a) all percentage limitations apply immediately after the making of an investment; and (b) any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio.

Each fund may not:

1. Change its investment objective, except for the LVIP SSgA Conservative Index Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Moderately Aggressive Index Allocation Fund, LVIP SSgA Conservative Structured Allocation Fund, LVIP SSgA Moderate Structured Allocation Fund, and LVIP SSgA Moderately Aggressive Structured Allocation Fund.

2. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or official interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

3. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or official interpretation thereof, may permit.

4. Underwrite the securities of other issuers, except that the fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

6. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the fund from investing in securities that are secured by physical commodities or engaging in transactions involving financial commodities, such as financial options, financial futures contracts, options on financial futures contracts, and financial forward contracts.

7. Make loans of any security or make any other loan if, as a result, more than 33 1-3% of its total assets would be lent to other parties, provided that this limitation does not apply to purchases of debt obligations, to repurchase agreements, and to investments in loans, including assignments and participation interests.

8. (Except for the LVIP SSgA Conservative Index Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Moderately Aggressive Index Allocation Fund, LVIP SSgA Conservative Structured Allocation Fund, LVIP SSgA Moderate Structured Allocation Fund, and LVIP SSgA Moderately Aggressive Structured Allocation Fund) with respect to 75% of its total assets, invest in a security if, as a result of such investment: (a) more than 5% of its total assets would be invested in the securities of any one issuer or (b) the fund would hold more than 10% of the outstanding voting securities of any one issuer; except that these restrictions do not apply to (i) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or (ii) securities of other investment companies.

Additional Investment Strategies and Risks
The prospectus discusses each fund's principal investment strategies used to pursue the fund's investment objective and the risks of those strategies.

Unless otherwise stated in the prospectus, many investment strategies and techniques are discretionary. That means the fund's adviser may elect to engage or not engage in the various strategies and techniques at its sole discretion. Investors should not assume that any particular discretionary investment technique or strategy will be employed at all times, or ever employed.


Investment Strategies and Risks Applicable to Funds

Money Market Instruments. Money market instruments include bank time deposits, certificates of deposit, commercial paper, loan participations and bankers' acceptances. Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest-bearing account. Certificates of deposit are certificates issued against funds deposited in a bank or financial institution, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Commercial paper is a short-term note with a maturity of up to nine months issued by banks, corporations or government bodies. Loan participations are short-term, high-quality participations in selected commercial bank loans issued by creditworthy banks.

Bankers' acceptances are short-term credit instruments used to finance commercial transactions. Generally, a bankers' acceptance is a time draft or bill of exchange drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then accepted by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. Bankers' acceptances may be purchased in the secondary market at the going rate of discount for a specific maturity. Although maturities for bankers' acceptances can be as long as 270 days, most bankers' acceptances have maturities of six months or less.

Repurchase Agreements. In a repurchase agreement, a fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security.

A fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the fund in the event of bankruptcy of the seller), it is the policy of the fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the board of trustees or its delegates. In addition, the collateral will be segregated and will be marked-to-market daily to determine that the full value of the collateral, as specified in the agreement, does not decrease below 102% of the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to maintain full collateralization. In the event of a default or bankruptcy by a selling financial institution, the fund will seek to liquidate such collateral. However, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

U.S. Government Securities. A fund may invest in securities issued or guaranteed by the U.S. Government. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association (GNMA) certificates and Federal Housing Administration (FHA) debentures). These securities are of the highest possible credit quality, because the payment of principal and interest is unconditionally guaranteed by the U.S. Government. They are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity are deemed to be free of credit risk for the life of the investment.

Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. However, they do generally involve federal sponsorship in one way or another. Some are backed by specific types of collateral. Some are supported by the issuer's right to borrow from the U.S. Treasury. Some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer. Others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal Home Loan Banks. There is no guarantee that the government will support these types of securities and, therefore, they may involve more risk than other government obligations.

U.S. Government securities may be acquired by the fund in the form of separately-traded principal and interest segments of selected securities issued or guaranteed by the U.S. Treasury. These segments are traded independently under the Separate Trading of Registered Interest and Principal Securities (STRIPS) program. Under the STRIPS program, the principal and interest parts are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the parts independently. Obligations of the Resolution Funding Corp. are similarly divided into principal and interest parts and maintained on the book entry records of the Federal Reserve Banks.

The fund may also invest in custodial receipts that evidence ownership of future interest payments, principal payments, or both, on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including Treasury Receipts (TRs), Treasury Interest Guarantee Receipts (TIGRs), and Certificates of Accrual on Treasury Securities (CATS) and may not be deemed U.S. Government securities.

The fund may invest occasionally in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as government trust certificates.

In general, the U.S. Government securities in which the fund invests do not have as high a yield as do more speculative securities not supported by the U.S. Government or its agencies or instrumentalities.


Investment in Securities of Other Investment Companies. Subject to certain restrictions, as described below, the funds are permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits of the Investment Company Act of 1940 Act (1940 Act), any rule or order thereunder, or any SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation, or other similar transaction. In addition, certain sub-advisers may invest fund assets in money market funds that they advise or in other investment companies.


Exchange-Traded Funds ("ETFs"). These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Options on Securities. The funds may purchase and sell (write) put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter and on indices of securities. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer of a put option assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to a futures commission merchant (FCM) as described below for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The successful use of a fund's options strategies depends on the ability of the adviser to forecast correctly market movements. For example, if the fund were to write a call option based on the adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on the adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not lose any of its investment in such security if the price does not change.

A fund's written options positions will be covered at all times. A call option written by a fund will be deemed to be covered if the fund holds the underlying instrument or an option on the underlying instrument with an exercise price equal to or less than the exercise price of the call written. A put option written by a fund will be deemed to be covered if the fund holds a put option on the same instrument with an exercise price equal to or greater than the exercise price of the put option written by the fund. A fund may also cover a written options position by segregating cash or liquid securities equal to the fund's net uncovered obligation.

The effective use of options also depends on the fund's ability to terminate option positions at times when the adviser deems it desirable to do so. Although the fund will take an option position only if the adviser believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corp. (OCC), new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruption in the markets for the securities underlying options purchased or sold by the fund could result in losses on the option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the OCC were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option could lose its entire investment if the prohibition remained in effect until the put option's expiration and the fund was unable either to acquire the underlying security or to sell the put option in the market.

Spreads and Straddles. In addition to the options strategies described previously, a fund may engage in spread transactions in which it purchases and writes a put or call option on the same underlying instrument, with the options having different exercise prices and/or expiration dates. The fund may also engage in so-called straddles, in which it purchases or sells combinations of put and call options on the same instrument. Spread and straddle transactions require the fund to purchase and/or write more than one option simultaneously. Accordingly, the fund's ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if the fund were to purchase or sell a single option. Similarly, costs incurred by the fund in connection with these transactions will in many cases be greater than if the fund were to purchase or sell a single option.

A call option included in a spread or straddle will be deemed to be covered if the fund holds an option on the same instrument with an exercise price equal to or less than the exercise price of the call written (or, where the exercise price is greater than that of the option written by the fund, if the fund segregates cash or liquid securities equal to the difference). Similarly, a put option included in a spread or straddle will be deemed to be covered if the fund holds a put option on the same instrument with an exercise price equal to or greater than the exercise price of the put option written by the fund (or, where the exercise price is less than that of the option written by the fund, if the fund segregates cash or liquid securities equal to the difference).

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Futures Contracts. The funds may enter into contracts for the purchase or sale for future delivery of fixed income securities, foreign currencies or contracts based on financial indices including interest rates or an index of U.S. Government securities, foreign government securities, equity securities or fixed income securities. The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit initial margin for the benefit of an Futures Commission Merchant
(FCM) when the contract is entered into and maintain variation margin requirements. In the event of the bankruptcy of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by FCM's other customers. The adviser will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which the fund does business.

Pursuant to rules adopted by the Commodity Futures Trading Commission (CFTC), each fund is permitted to engage in unlimited futures trading activity without registration with the CFTC. Although the fund would deposit with the FCM margin consisting of cash and liquid assets, these assets would be available to the fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the fund's cash that may otherwise be invested would be held uninvested or invested in liquid assets so long as the futures position remains open, the fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the adviser still may not result in a successful use of futures.

Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets may provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the fund's access to other assets held to cover its futures positions also could be impaired.

Successful use of futures contracts is subject to the ability of the adviser to correctly predict movements in the direction of interest rates or changes in market conditions. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying index or securities and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or markets.

Options on Futures Contracts. A fund may purchase and sell (write) call and put options on futures contracts and enter into closing transactions with respect to such options to terminate existing positions. A fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate the position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

A fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

Illiquid Investments. The funds may invest in securities or other investments that are considered illiquid. A security or investment is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. A security or investment might be illiquid due to the absence of a readily available market or due to legal or contractual restrictions on resale. LIA will determine the liquidity of securities purchased by the funds, subject to oversight by the board of trustees.

The fund may have to bear the expense of registering restricted securities for resale and risk the substantive delays in effecting such registration. However, the fund may avail itself of Rule 144A under the Securities Act of 1933 which permits the fund to purchase securities which have been privately placed and resell such securities to certain qualified institutional buyers without restriction. Certain restricted securities that are not registered for sale to the general public but can be resold to institutional investors may not be considered illiquid, provided that a dealer or institutional trading market exists. The institutional trading market is relatively new and liquidity of the fund's investments could be impaired if trading fails to further develop, or if it declines.

Borrowing. Each fund may borrow money to the extent permitted under the 1940 Act. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of a fund. Money borrowed will be subject to interest costs and other fees, which could reduce a fund's return and may or may not be recovered by appreciation of the securities purchased. A fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, purchasing securities when the fund has borrowed money may involve an element of leverage.

Pledging Assets. A fund may not pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 15% of its total assets (taken at current value) and then only to secure borrowings permitted by the "Borrowing" restriction. The deposit of underlying securities and other assets in escrow and other collateral arrangements with respect to margin for options on financial futures contracts are not deemed to be pledges or other encumbrances.


Foreign Currency Transactions. A fund may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. A fund also may enter into forward foreign currency exchange contracts (forward contracts). Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward contracts in order to fix a price for securities it has agreed to buy or sell (transaction hedge). A fund also may hedge some or all of its investments denominated in or exposed to foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate the performance of that currency) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency (position hedge) or by participating in options or futures contracts with respect to the currency. The fund also may enter into a forward contract with respect to a currency where the fund is considering the purchase of investments denominated in or exposed to that currency but has not yet done so (anticipatory hedge).

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge fund assets. Also, with regard to a fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which its assets that are the subject of such cross-hedges are denominated.

Successful use of currency management strategies will depend on the adviser's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as the adviser anticipates. For example, if a currency's value rose at a time when the adviser had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If the adviser hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if the adviser increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that the adviser's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to those of options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

Unlike transactions entered into by a fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the Securities and Exchange Commission (SEC). To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit before exercise or expiration, or to limit losses in the event of adverse market movements.

Foreign Options and Futures Markets. Options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign political and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) low trading volume.

Special risks are presented by internationally-traded options. Because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Debt and Other Fixed-Income Securities. Fixed-income securities include, but are not limited to, preferred stocks, warrants, stock rights, corporate bonds and debentures and longer-term government securities, Brady Bonds, zero coupon bonds and pay-in-kind bonds. Fixed-income securities also include mortgage-backed securities, which are debt obligations issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages. Mortgage-backed securities also include collateralized mortgage obligations (CMOs). The mortgages involved could be those on commercial or residential real estate properties. Fixed income securities may be issued by U.S. companies, the U.S. Government and its agencies and instrumentalities, foreign companies, foreign governments and their agencies and instrumentalities, and supranational organizations such as (but not limited to) the European Economic Community and the World Bank, or other issuers.

Brady Bonds are debt securities issued under the framework of the Brady Plan as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. Pay-in-kind bonds pay interest through the issuance to holders of additional securities.

As a general matter, the value of debt securities will fluctuate with changes in interest rates, and these fluctuations can be greater for debt securities with longer maturities. The market value of debt securities typically varies inversely to changes in prevailing interest rates. In periods of declining interest rates, the value of debt securities typically increase. In periods of rising interest rates, the value of those securities typically decrease. These fluctuations in the value of debt securities may cause the value of the fund's shares to fluctuate in value.

A fund's share price and yield also depend, in part, on the quality of its investments. U.S. Government securities generally are of high quality. Debt securities that are not backed by the full faith and credit of the United States (including those of foreign governments) may be affected by changes in the creditworthiness of the issuer of the security. The prices of investment grade bonds generally fluctuate less than the prices of bonds that are below investment grade. Investment grade bonds are those rated at the time of purchase in the top four credit rating categories of Moody's Investors Service (Moody's) or Standard & Poor's Corp. (S&P), or their equivalents from other nationally recognized rating agencies, or are unrated securities judged by the adviser to be of comparable value.

High Yield Fixed Income Securities. Debt securities rated below investment grade by the primary rating agencies (bonds rated Ba or lower by Moody's or BB or lower by S&P, or their equivalents from other nationally recognized rating agencies) constitute lower-rated fixed income securities (commonly referred to as high yield bonds). See Appendix A to the SAI for a description of these ratings. Unrated bonds or bonds with split ratings are included in this limit if the adviser determines that these securities have the same characteristics as non-investment-grade bonds.

High yield bonds involve a higher degree of credit risk, that is, the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a fund would experience a reduction in its income, and could expect a decline in the market value of the securities affected. More careful analysis of the financial condition of each issuer of high yield bonds is necessary. During an economic downturn or substantial period of rising interest rates, issuers of high yield bonds may experience financial stress which would adversely affect their ability to honor their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.

The market prices of high yield bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or in the case of corporate issuers, to individual corporate developments. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of high yield bonds. High yield bonds also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be negatively affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high yield bonds.

The market for high yield bonds may be less active than that for higher-rated debt securities, which may make it difficult to value these securities. If market quotations are not available, high yield bonds will be valued in accordance with procedures established by the board of trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield bonds than is the case for securities for which more external sources for quotations and last-sale information are available.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Short Sales. Stocks underlying a fund's convertible security holdings can be sold short. For example, if the adviser anticipates a decline in the price of the stock underlying a convertible security held by a fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. A fund may hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

A fund will be required to segregate securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Foreign Investments. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments. There is no assurance that the adviser will be able to anticipate these potential events or counter their effects.

Investing in securities of issuers located in countries considered to be emerging markets involves additional risks. While emerging market countries may change over time depending on market and economic conditions, at present the fund believes that emerging market countries include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The considerations noted previously generally are intensified for investments in emerging market countries. Emerging market countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

In addition to investing directly in equity securities, the funds may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). Generally, ADRs in registered form are U.S. dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs are typically issued in bearer form and are designed for use in the European securities markets. GDRs are designed for use in the global securities markets. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing. Depositary receipts may be sponsored or unsponsored. Issuers of the stock of unsponsored ADRs, EDRs and GDRs are not obligated to disclose material information in the United States and, therefore, there may not be an accurate correlation between such information and the market value of such depositary receipts.


Stock Index Futures. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based. Stock index futures may be used to hedge the equity portion of a Portfolio's securities portfolio with regard to market risk (involving the market's assessment of over-all economic prospects), as distinguished from stock-specific risk (involving the market's evaluation of the merits of the issuer of a particular security). By establishing an appropriate "short" position in stock index futures, a Portfolio may seek to protect the value of its portfolio against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, a Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. To the extent that these hedging strategies are successful, a Portfolio will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio equity securities, than would otherwise be the case.

Mortgage-Related Securities. Mortgage-related securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage-related security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-related securities make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-related securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage-related securities are created when the interest and principal components of a mortgage-related security are separated and sold as individual securities. In the case of a stripped mortgage-related security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Mortgage-related securities include collaterized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are mortgage-backed bonds whose underlying value is the mortgages that are collected into different pools according to their maturity. CMOs are issued by U.S. government agencies and private issuers. REMICs are privately issued mortgage-backed bonds whose underlying value is a fixed pool of mortgages secured by an interest in real property. Like CMOs, REMICs offer different pools according to the underlying mortgages' maturity. CMOs and REMICs issued by private entities - so-called "non-agency mortgage-backed securities" - are not collateralized by securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage-related securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage-related securities market as a whole. Non-government mortgage-related securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-related securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage-related security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument (extension risk). The prices of stripped mortgage-related securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage-related securities.

Asset-Backed Securities. Asset-backed securities represent interests in pools of mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans.

In addition, these securities may be subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying obligations, may shorten the effective maturities of these securities and may lower their total returns. Additionally, asset-backed securities are also subject to maturity extension risk. This is the risk that in a period of rising interest rates, prepayments may occur at a slower than expected rate, which may cause these securities to fluctuate more widely in response to changes in interest rates.

Delayed Delivery and When-Issued Securities and Forward Commitments. Each fund may purchase securities on a delayed delivery or when-issued basis and may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. While a fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the fund may sell the securities before the settlement date, if it is deemed advisable. At the time a fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the fund. At the time of delivery of the securities, the value may be more or less than the purchase price. A fund will also segregate cash or liquid assets equal in value to commitments for such when-issued or delayed delivery securities; subject to this requirement, a fund may purchase securities on such basis without limit. An increase in the percentage of a fund's assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the fund's net asset value. The board of trustees does not believe that a fund's net asset value or income will be adversely affected by its purchases of securities on such basis.


Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities.

While a reverse repurchase agreement is outstanding, the fund will segregate appropriate liquid assets to cover its obligation under the agreement. The fund will enter into reverse repurchase agreements only with parties that the board of trustees, or its delegate, deems creditworthy. Such transactions may increase fluctuations in the market value of the fund's assets and may be viewed as a form of leverage.

Swaps and Swaps-Related Products. A fund may enter into swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index. An interest rate swap is a contract in which two parties exchange different types of interest payment streams, pegged to an underlying notional principal amount. The three main types of interest rate swaps are coupon swaps (fixed rate to floating rate in the same currency); basis swaps (one floating rate index to another floating rate index in the same currency); and cross-currency interest rate swaps (fixed rate in one currency to floating rate in another). A cap is a contract for which the buyer pays a fee, or premium, to obtain protection against a rise in a particular interest rate above a certain level. For example, an interest rate cap may cover a specified principal amount of a loan over a designated time period, such as a calendar quarter. If the covered interest rate rises above the rate ceiling, the seller of the rate cap pays the purchaser an amount of money equal to the average rate differential times the principal amount times one-quarter. A floor is a contract in which the seller agrees to pay to the purchaser, in return for the payment of a premium, the difference between current interest rates and an agreed (strike) rate times the notional amount, should interest rates fall below the agreed level (the floor). A floor contract has the effect of a string of interest rate guarantees.

The fund will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the fund's obligations over its entitlement with respect to each swap will be calculated on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by the fund's custodian. If the fund enters into a swap on other than a net basis, it will segregate the full amount of its obligations, accrued on a daily basis, with respect to the swap. The fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest credit rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. The adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether the fund's use of swaps will be successful in furthering its investment objective will depend on a subadviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

There is no limit on the amount of swap transactions that may be entered into by the fund. These transactions may in some instances involve the delivery of securities or other underlying assets by the fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to swaps is limited to the net amount of the payments that the fund is contractually obligated to make. If the other party to a swap that is not collateralized defaults, the fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. The fund may buy and sell (i.e., write) caps and floors without limitation, so long as it maintains a segregated account with cash or liquid assets having an aggregate net asset value at least equal to the full amount of its obligations accrued on a daily basis.

Rights and Warrants. Each fund may invest in rights and warrants which entitle the holder to buy equity securities at a specified price for a specific period of time. Rights and warrants do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased, nor do they represent any rights to the assets of the issuing company. The value of a right or warrant may be more volatile than the value of the underlying securities. Also, their value does not necessarily change with the value of the underlying securities. Warrants can be a speculative instrument. The value of a warrant may decline because of a decrease in the value of the underlying stock, the passage of time or a change in perception as to the potential of the underlying stock or any other combination. If the market price of the underlying stock is below the exercise price set forth in the warrant on the expiration date, the warrant will expire worthless. Warrants generally are freely transferable and are traded on the major stock exchanges. Rights and warrants purchased by a fund which expire without being exercised will result in a loss to the fund.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrowers to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of the borrower's failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring the fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Indexed Securities. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Mortgage-indexed securities, for example, could be structured to replicate the performance of mortgage securities and the characteristics of direct ownership.


Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currency values increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the value of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying investments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Foreign Currency Denominated Cash. To facilitate overseas securities transactions, the fund may hold a portion of its assets in foreign-currency-denominated cash or cash equivalents and foreign government securities. The amount held in cash may range between 2% and 15% of fund assets, although the fund anticipates that under normal circumstances, less than 10% of fund assets would be held in cash. The amount held in cash equivalents, combined with all other non-U.S. debt securities and money market instruments, would not exceed 35% of the fund's assets.


Lincoln National Corporation (LNC) Stock. LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services. The funds are prohibited from purchasing securities issued by LNC or any affiliate thereof. The funds may, however, hold shares of LNC or affiliates thereof through the funds' investment in underlying index funds whose investment objective is to match the investment performance of a broad-based index.




Portfolio Transactions and Brokerage
The adviser and the sub-adviser of each fund are responsible for decisions to buy and sell securities and other investments for each fund, and for the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on an exchange are effected through brokers who charge a commission for their services. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the fund usually includes an undisclosed dealer commission or mark-up. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commission or discounts are paid.

The sub-adviser of each fund currently provides investment advice to a number of other clients. It will be the practice of each sub-adviser to allocate purchase and sale transactions among the fund and other clients whose assets are managed in such manner as is deemed equitable. In making such allocations among the major factors a sub-adviser considers are the investment objectives of the relevant fund, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the fund and other client accounts. Securities of the same issuer may be purchased, held, or sold at the same time by the fund or other accounts or companies for which a sub-adviser provides investment advice (including affiliates of a sub-adviser, as the case may be).

On occasions when a sub-adviser to a fund deems the purchase or sale of a security to be in the best interest of the fund, as well as its' other clients, the sub-adviser, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the fund with those to be sold or purchased for its' other clients in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the sub-adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such clients, including the fund. In some instances, the procedures may impact the price and size of the position obtainable for the fund.

In connection with effecting portfolio transactions, primary consideration will be given to securing the most favorable price and efficient execution. Within the framework of this policy, the reasonableness of commission or other transaction costs is a major factor in the selection of brokers and is considered together with other relevant factors, including financial responsibility, confidentiality (including trade anonymity), research and investment information and other services provided by such brokers. It is expected that,as a result of such factors, transaction costs charged by some brokers may be greater than the amounts other brokers might charge. The sub-adviser to a fund may determine in good faith that the amount of such higher transaction costs is reasonable in relation to the value of the brokerage and research services provided.

The Board of Trustees will review regularly the reasonableness of commissions and other transaction costs incurred from time to time, and, will receive reports regarding brokerage practices. The nature of the research services provided to each sub-adviser by brokerage firms varies from time to time but generally includes current and historical financial data concerning particular companies and their securities; information and analysis concerning securities markets and economic and industry matters; and technical and statistical studies and data dealing with various investment opportunities; and risks and trends, all of which the sub-adviser regards as a useful supplement of its own internal research capabilities.

Each sub-adviser may from time to time direct trades to brokers which have provided specific brokerage or research services for the benefit of the clients of the sub-adviser; in addition, each sub-adviser may allocate trades among brokers that generally provide superior brokerage and research services. Research services furnished by brokers are for the benefit of all the clients of the sub-adviser and not solely or necessarily for the benefit of the fund. Each sub-adviser believes that the value of research services received is not determinable and does not significantly reduce its expenses. A fund does not reduce its fee to any sub-adviser by any amount that might be attributable to the value of such services.

No brokerage commissions have been paid by the funds, the adviser, or the sub-adviser since the funds had not yet commenced operations as of the date of this SAI. During the fiscal years ended December 2009, December 31, 2008 and December 31, 2007, the LVIP SSgA Global Tactical Allocation Fund did not incur any brokerage commissions.


Purchases of Securities of "Regular" Brokers or Dealers

The funds did not hold any securities issued by their "regular" broker-dealers or the parent companies of their "regular" broker-dealers since the funds had not yet commenced operations as of the date of this SAI.


No Commissions to Finance Distribution

The Investment Company Act of 1940 permits a fund to use its selling brokers to execute transactions in portfolio securities only if the fund or its adviser has implemented policies and procedures designed to ensure that the selection of brokers for portfolio securities transactions is not influenced by considerations relating to the sale of fund shares. Accordingly, the funds maintain, among other policies, a policy that prohibits them from directing to a broker-dealer in consideration for the promotion or sale of fund shares: (a) fund portfolio securities transactions; or (b) any commission or other remuneration received or to be received from the funds' portfolio transactions effected through any other broker-dealer. The funds have also established other policies and procedures designed to ensure that a fund's brokerage commissions are not used to finance the distribution of fund shares.


Commission Recapture Program

All funds have entered into a commission recapture program with Russell, pursuant to which the commission rebates will be included in realized gain
(loss) on securities in the appropriate financial statements of the funds. If the adviser or sub-adviser does not believe it can obtain best execution from such broker-dealer, there is no obligation to execute portfolio transactions through such broker-dealers. The Board of Trustees, with the assistance of Russell, intends to continue to review whether recapture opportunities are available and, if so, to determine in the exercise of its business judgment whether it would be advisable for a fund to participate, or continue to participate, in the commission recapture program.



Portfolio Turnover
A portfolio turnover rate is the percentage computed by dividing the lesser of a fund's purchases or sales of securities (excluding short-term securities) by the average market value of the fund's portfolio securities. The adviser intends to manage each fund's assets by buying and selling securities to help attain its investment objective. This may result in increases or decreases in a fund's current income available for distribution to its shareholders. While the funds are not managed with the intent of generating short-term capital gains, each fund may dispose of investments (including money market instruments) regardless of the holding period if, in the opinion of the adviser, an issuer's creditworthiness or perceived changes in a company's growth prospects or asset value make selling them advisable. Such an investment decision may result in a high portfolio turnover rate during a given period, resulting in increased transaction costs.



Trustees and Officers
The Board of Trustees oversees the management of each fund and elects the Trust's officers. The Trustees of the Trust (Trustees) have the power to amend the Trust's bylaws of each fund, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders. The Trustees hold their position until their successors are elected and qualified. The Trust's officers, who also hold their positions until their successors are elected and qualified, are responsible for the day-to-day operations of the funds. Information pertaining to the trustees and executive officers of the Trust is set forth below. Trustees that are deemed "interested persons," as defined in the 1940 Act, are included in the table titled, "Interested Trustees." Trustees who are not interested persons are referred to as Independent Trustees. The Trustees were re-elected at the Special Meeting of Stockholders of the funds on April 5, 2007 to serve until the next annual meeting, if any, or until their successors shall have been duly elected and qualified.


The term "Fund Complex" includes the 56 funds of the Trust.

                             Interested Trustees


                                                                                                Number of
                                                                                                 Funds in
                                                                          Principal                Fund
                          Position(s)        Term of Office             Occupation(s)            Complex       Other Board
Name, Address and          Held With         and Length of               During Past           Overseen by     Memberships
Year of Birth               the Fund          Time Served                 Five Years             Trustee     Held by Trustee
----------------------- --------------- ----------------------- ----------------------------- ------------- ----------------
Daniel R. Hayes*        Chairman,       Chairman since          Vice President, The Lincoln        56       N/A
Radnor Financial        President and   September 2009;         National Life Insurance
Center                  Trustee         President and Trustee   Company; Formerly: Senior
150 N. Radnor Chester                   since December 2008     Vice President, Fidelity
Road                                                            Investments
Radnor, PA 19087
YOB: 1957


* Daniel R. Hayes, currently Chairman and President of the Trust, is an interested person of the Trust by reason of his being an officer of Lincoln Life.



Independent Trustees



                          Position(s)       Term of Office
Name, Address and          Held With         and Length of
Year of Birth               the Fund          Time Served
------------------------ ------------- ------------------------
Michael D. Coughlin      Trustee       Trustee since April
1300 S. Clinton Street                 2007
Fort Wayne, IN 46802
YOB: 1942
Nancy L. Frisby          Trustee       Trustee since April
1300 S. Clinton Street                 1992.
Fort Wayne, IN 46802
YOB: 1941
Elizabeth S. Hager       Trustee       Trustee since April
1300 S. Clinton Street                 2007
Fort Wayne, IN 46802
YOB: 1944
Gary D. Lemon            Trustee       Trustee since February
1300 S. Clinton Street                 2006; formerly:
Fort Wayne, IN 46802                   Advisory Trustee since
YOB: 1948                              November 2004
Thomas D. Rath           Trustee       Trustee since April
1300 S. Clinton Street                 2007
Fort Wayne, IN 46802
YOB: 1945
Kenneth G. Stella        Trustee       Trustee since February
1300 S. Clinton Street                 1998.
Fort Wayne, IN 46802
YOB: 1943
David H. Windley         Trustee       Trustee since August
1300 S. Clinton Street                 2004.
Fort Wayne, IN 46802
YOB: 1943



                                                         Number of
                                                          Funds in
                                   Principal                Fund
                                 Occupation(s)            Complex            Other Board
Name, Address and                 During Past           Overseen by          Memberships
Year of Birth                      Five Years             Trustee          Held by Trustee
------------------------ ----------------------------- ------------- ---------------------------
Michael D. Coughlin      Management Consultant,             56       Merrimack County Savings
1300 S. Clinton Street   Owner of Michael D.                         Bank; Trustee of Merrimack
Fort Wayne, IN 46802     Coughlin Associates                         Bankcorp, MHC.
YOB: 1942
Nancy L. Frisby          Retired,Formerly: Senior           56                   N/A
1300 S. Clinton Street   Vice President and Chief
Fort Wayne, IN 46802     Financial Officer, Desoto
YOB: 1941                Memorial Hospital
Elizabeth S. Hager       State Representative, State        56                   N/A
1300 S. Clinton Street   of New Hampshire;
Fort Wayne, IN 46802     Executive Director, United
YOB: 1944                Way of Merrimack County
Gary D. Lemon            Professor of Economics             56                   N/A
1300 S. Clinton Street   and Management, DePauw
Fort Wayne, IN 46802     University
YOB: 1948
Thomas D. Rath           Managing Partner, Rath,            56       Associated Grocers of New
1300 S. Clinton Street   Young, and Pignatelli, P.C.                 England
Fort Wayne, IN 46802
YOB: 1945
Kenneth G. Stella        Retired; Formerly:                 56       Advisory Board of Harris
1300 S. Clinton Street   President Emeritus, Indiana                 Bank
Fort Wayne, IN 46802     Health Association,
YOB: 1943                Formerly: President,
                         Indiana Hospital & Health
                         Association
David H. Windley         Retired, Formerly: Director        56       N/A
1300 S. Clinton Street   of Blue & Co., LLC
Fort Wayne, IN 46802
YOB: 1943

                        Officers Who Are Not Trustees


                                                                                                     Number of
                                                                                                      Funds in
                                                                                Principal               Fund
                             Position(s)          Term of Office              Occupation(s)           Complex       Other Board
Name, Address and             Held With           and Length of                During Past          Overseen by     Memberships
Year of Birth                 the Fund             Time Served                 Five Years             Trustee     Held by Trustee
------------------------ ------------------ ------------------------- ---------------------------- ------------- ----------------
Kevin J. Adamson         Second Vice        Second Vice President     Second Vice President,            N/A             N/A
1300 S. Clinton Street   President          since May 2006            Director of Funds
Fort Wayne, IN 46802                                                  Management, The Lincoln
YOB: 1966                                                             National Life Insurance
                                                                      Company; Formerly:
                                                                      Director of Financial
                                                                      Operations, Swiss Re/
                                                                      Lincoln Re
Diann L. Eggleston       Assistant Vice     Assistant Vice            Assistant Vice President,         N/A             N/A
1300 S. Clinton Street   President          President since March     Lincoln National
Fort Wayne, IN 46802                        2008                      Corporation
YOB: 1962
William P. Flory, Jr.    Chief Accounting   Chief Accounting          Second Vice President and         N/A             N/A
1300 S. Clinton Street   Officer and        Officer since May 2006;   Director of Separate
Fort Wayne, IN 46802     Second Vice        Second Vice President     Account Operations, The
YOB: 1961                President          since August 2007         Lincoln National Life
                                                                      Insurance Company
Kathleen S. Polston      Assistant          Assistant Treasurer       Assistant Vice President          N/A             N/A
1300 S. Clinton Street   Treasurer          since May 2006            and Assistant Treasurer,
Fort Wayne, IN 46804                                                  Director of Bank
YOB: 1957                                                             Relationship, The Lincoln
                                                                      National Life Insurance
                                                                      Company
Cynthia A. Rose          Secretary          Secretary since           Secretary; Lincoln VIP            N/A             N/A
1300 S. Clinton Street                      February 1995             Trust
Fort Wayne, IN 46802
YOB: 1954
Rise` C. M. Taylor       Treasurer, Vice    Treasurer since May       Vice President and                N/A             N/A
1300 S. Clinton Street   President          2006; Vice President      Treasurer, The Lincoln
Fort Wayne, IN 46802                        since August 2003         National Life Insurance
YOB: 1967                                                             Company; Vice President
                                                                      and Treasurer, Lincoln Life
                                                                      & Annuity Company of
                                                                      New York
David A. Weiss           Assistant Vice     Assistant Vice            Assistant Vice President,         N/A             N/A
One Granite Place        President          President since August    Funds Management
Concord, NH 03301                           2007                      Research, The Lincoln
YOB: 1976                                                             National Life Insurance
                                                                      Company; Formerly:
                                                                      Director, Funds
                                                                      Management Research;
                                                                      Mutual Fund/Securities
                                                                      Analyst; Senior Mutual
                                                                      Fund Analyst, Jefferson
                                                                      Pilot Corp.
John (Jack) A.           Chief              Chief Compliance          Vice President, Investment        N/A             N/A
Weston                   Compliance         Officer since May 2007    Advisor Chief Compliance
One Granite Place        Officer                                      Officer, The Lincoln
Concord, NH 03301                                                     National Life Insurance
YOB: 1959                                                             Company; Formerly:
                                                                      Treasurer, Jefferson Pilot
                                                                      Variable Fund, Inc.

Trustee Qualifications

The following is a brief description of the experience and attributes of each Trustee that led the Board to conclude that each Trustee is qualified to serve on the Trust's Board of Trustees. References to the experience and attributes of Trustees are pursuant to requirements of the Securities and Exchange Commission, and are not holding out the Board of Trustees or any Trustee as having any special expertise and shall not impose any greater responsibility or liability on any Trustee or on the Board of Trustees.

Michael D. Coughlin. Mr. Coughlin has served as a Trustee of the Lincoln Variable Insurance Products Trust since 2007. Mr. Coughlin previously served as a Director of the Jefferson Pilot Variable Fund, Inc. (JPVF) from 1989 to 2007, and as Chairman of JPVF from 2005 to 2007. Mike is owner of Michael D. Coughlin Associates (General Management Consulting) and previously was President of Concord Litho Company, Inc. from 1985 to 1999. Mr. Coughlin's background includes Chairman or President roles in a number of companies and charitable organizations. He is currently a Trustee of Merrimack County Savings Bank in New Hampshire. Through his experience, Mr. Coughlin is qualified to advise the Board in management, financial and investment matters.

Nancy L. Frisby. Ms. Frisby has been a Trustee for the Trust since 1992. Ms. Frisby served as the Senior Vice President (since 2000) and Chief Financial Officer of the DeSoto Memorial Hospital, Arcadia, Florida from 1999 until her retirement in 2007. She previously served as Chief Financial Officer of Bascom Palmer Eye Institute at the University of Miami School of Medicine and the Chief Financial Officer of St. Joseph Medical Center, Fort Wayne, IN. Ms. Frisby is a member of the American Institute of Certified Public Accountants and the Indiana CPA Society. She is a former officer of the Fort Wayne Chapter of the Financial Executives Institute, and previously served as Board Chair of the Byron Health Center in Fort Wayne. Through her experience, Ms. Frisby brings leadership and financial insight as Chair of the Audit Committee.

Elizabeth S. Hager. Ms. Hager has served as Trustee of the Trust since 2007, and previously had served as a Director of the Jefferson Pilot Variable Fund, Inc. from 1989 to 2007. Ms. Hager has served as Executive Director of the United Way since 1996, and previously served as a State Representative for the State of New Hampshire, City Councilor and Mayor for the City of Concord, New Hampshire. Through her experience, Ms. Hager provides the Board with legislative, consumer and market insights.

Daniel R. Hayes. Mr. Hayes has served as President and Trustee of the Trust since 2008, and as Chairman of the Trust since 2009.Mr. Hayes joined Lincoln Financial Group as Head of Funds Management in 2008. Mr. Hayes also serves as President and Director of Lincoln Investment Advisors Corporation. Mr. Hayes previously served as Senior Vice President with Fidelity Investments, managing Fidelity's business and relationships with insurance companies. Prior to his employment with Fidelity, Mr. Hayes served as Vice President with Provident Mutual Life Insurance Company and as Vice President with Ameritas Financial. Mr. Hayes brings over twenty years of knowledge and experience in retirement, investment management, insurance, distribution, operations, marketing and business management.

 Gary D. Lemon. Dr. Lemon has served as Advisory Trustee for the Trust since 2004 and a Trustee since 2006. Dr. Lemon has a Master's Degree and Ph.D in Economics. Since 1976, Dr. Lemon has been a Professor of Economics at DePauw University. Dr. Lemon currently is the Joseph Percival Allen III University Professor and is the Director of the McDermond Center for Management and Entrepreneurship. He has served on several committees and in various advisory roles in both the community and university settings. Through his experience, Dr. Lemon brings academic and investment insight as the Chair of the Investment Committee.

Thomas D. Rath. Mr. Rath has served as a Trustee of the Trust since 2007 and previously served as a Director of the Jefferson Pilot Variable Fund, Inc. since 1997. Mr. Rath, currently Chairman of Rath, Young and Pignatelli (Law
Firm), served as Managing Partner of the firm until 2006 and has been with the firm since 1987 when he founded it. Mr. Rath was previously Vice Chairman of Primary Bank, Chairman of Horizon Bank, and Attorney General of the State of New Hampshire. Through his experience, Mr. Rath brings a legal and legislative perspective to the Board.

Kenneth G. Stella. Mr. Stella has served as a Trustee of the Trust since 1998. Mr. Stella is President Emeritus of the Indiana Hospital Association, Indianapolis, Indiana, ("Association"). Mr. Stella served as the Chief Executive Officer for the Association from 1983 to 2007, providing executive management and leadership of all Association programs and services. Mr. Stella also serves as a Board Member of St. Vincent Health. Through his experience, Mr. Stella brings leadership and direction to the Board as the Lead Independent Trustee and Chair of the Nominating and Governance Committee.

David H. Windley. Mr. Windley has served as a Trustee of the Trust since 2004. Mr. Windley served as partner of the CPA firm of Blue & Co., LLC, from 1971 until his retirement in 2006, and worked as an auditor for healthcare, manufacturing, construction and various other industries. He was also a financial consultant to a number of different businesses. Through his experience, Mr. Windley provides accounting and business management insight to the Board.

Each Trustee also now has considerable familiarity with The Trust, its investment adviser and distributor, and their operations, as well as the special regulatory requirements governing regulated investment companies and the special responsibilities of investment company trustees as a result of his or her prior service as a Trustee of the Trust.

Board Oversight

The primary responsibility of the Board of Trustees is to represent the interests of the shareholders of the Trust and to provide oversight of the management of the Trust. The Trust's day to day operations are managed by the Advisor and other service providers who have been approved by the Board. The Board is currently comprised of eight trustees, seven of whom are classified under the 1940 Act as "non-interested" persons of the Trust ("Independent Trustees") and one of whom is classified as an interested person of the Trust ("Interested Trustees"). An Interested Trustee serves as the Chairperson of the Board.

The Board has a Lead Independent Trustee that serves as the primary liaison between Trust management and the Independent Trustees. The Lead Independent Trustee is selected by the Independent Trustees and serves until a successor is selected. Mr. Stella currently serves as the Lead Independent Trustee. The Lead Independent Trustee is the Independent Trustee that is currently serving as the Chairperson of the Nominating and Governance Committee.

Generally, the Board acts by majority vote of all the Trustees, including a majority vote of the Independent Trustees if required by applicable law. The Board establishes the policies and reviews and approves contracts and their continuance. The Board regularly requests and/or receives reports from the investment adviser, the Trust's other service providers and the Trust's Chief Compliance Officer. The Board has established three standing committees and has delegated certain responsibilities to those committees. The Board and its committees meet periodically throughout the year to oversee the Trust's activities, review the fund's financial statements, oversee compliance with regulatory requirements, and review performance. The Independent Trustees are represented by independent legal counsel at Board meetings.

As part of its general oversight of the Trust, the Board is involved in the risk oversight of the Trust. The Board/Investment Committee reviews the investment performance of the funds with the Advisor at each of its regularly scheduled quarterly Board meetings. The Board also reviews fair valuation reports at the quarterly Board meetings. In addition, the Board must approve any material changes to a Fund's investment policies or restrictions. With respect to compliance matters, the Trust's Chief Compliance Officer provides the annual compliance report required by Rule 38a-1 under the 1940 Act, a quarterly report to the Board regarding the operation of the Trust's compliance policies and procedures and any material compliance issues that arose during the quarter and meets with the Audit Committee at its quarterly meeting.

The Board considered the number of funds in the Trust, the total assets of the Trust and the general nature of the funds' investments and determined that its leadership structure is appropriate given the characteristics of the Trust.


Board Committees

The Board of Trustees has established an Audit Committee, which is responsible for overseeing the funds' financial reporting process on behalf of the Board of Trustees and for reporting the result of their activities to the Board. The Audit Committee will assist and act as a liaison with the Board of Trustees in fulfilling the Board's responsibility to shareholders of the Trust and others relating to oversight of fund accounting, the Trust's systems of control, the Trust's process for monitoring compliance with laws and regulations, and the quality and integrity of the financial statements, financial reports, and audit of the Trust. In addition, the Audit Committee oversees the Trust's accounting policies, financial reporting and internal control systems. The members of the Audit Committee include independent trustees: Nancy L. Frisby, Elizabeth S. Hager, and David H. Windley. The Audit Committee met four times during the last fiscal year.

Effective January 1, 2008, the Board of Trustees established an Investment Committee, which is responsible for overseeing underperforming or troubled funds and for performing certain contract renewal tasks as requested by the board. The members of the Investment Committee are: Michael D. Coughlin, Gary
D. Lemon and Thomas D. Rath. The Investment Committee met five times during the last fiscal year.

On February 23, 2004, the Board of Trustees established a Nominating and Governance Committee. The current members of the committee are: Nancy L. Frisby, Elizabeth S. Hager, Kenneth G. Stella and David H. Windley. The Nominating and Governance Committee is responsible for, among other things, the identification, evaluation and nomination of potential candidates to serve on the Board of Trustees. The Nominating and Governance Committee met twice during the last fiscal year. The Nominating and Governance Committee will accept shareholder trustee nominations. Any such nominations should be sent to the Trust's Nominating and Governance Committee, c/o The Lincoln National Life Insurance Company.


Ownership of Securities

As of December 31, 2009, the Trustees and officers as a group owned variable contracts that entitled them to give voting instructions with respect to less than 1% of the outstanding shares of each fund. As of December 31, 2009, the dollar range of equity securities owned beneficially by each trustee in the funds and in any registered investment companies overseen by the trustees within the same family of investment companies as the funds is as follows:

                             Interested Trustees

                                                                       Aggregate Dollar Range of Equity
                                                                    Securities in All Registered Investment
                                                                       Companies Overseen by Trustee in
Name of Trustee    Dollar Range of Equity Securities in the Funds       Family of Investment Companies
----------------- ------------------------------------------------ ----------------------------------------
Daniel R. Hayes                         None                                         None

Independent Trustees

Name of Trustee                      Dollar Range of Equity Securities in the Funds
---------------------- --------------------------------------------------------------------------
Michael D. Coughlin,                       LVIP MFS Value Fund - $1-$10,000
Trustee                                  LVIP Mid-Cap Value Fund - $1-$10,000
                                  LVIP Mondrian International Value Fund - $1-$10,000
                                      LVIP SSgA Small-Cap Index Fund - $1-$10,000
Nancy L. Frisby        LVIP Delaware Foundation Conservative Allocation Fund - $50,001-$100,000
                                LVIP Delaware Growth and Income Fund - $10,001-$50,000
                                 LVIP Delaware Social Awareness Fund - $10,001-$50,000
                              LVIP Delaware Special Opportunities Fund - $50,001-$100,000
                                   LVIP SSgA Small Cap Index Fund - $10,001-$50,000
Elizabeth S. Hager               LVIP Delaware Growth & Income Fund - $10,001-$50,000
                                 LVIP Delaware Social Awareness Fund - $10,001-$50,000
                                   LVIP Janus Capital Appreciation Fund - $1-$10,000
                                  LVIP Mondrian International Value Fund - $1-$10,000
Gary D. Lemon                    LVIP Delaware Growth & Income Fund - $10,001-$50,000
Kenneth G. Stella                LVIP Delaware Social Awareness Fund - $10,001-$50,000
                              LVIP Delaware Special Opportunities Fund - $10,001-$50,000
David H. Windley                         LVIP Delaware Bond Fund - $1-$10,000
                                 LVIP Delaware Social Awareness Fund - $10,001-$50,000
                              LVIP Delaware Special Opportunities Fund - $10,001-$50,000
                                  LVIP Marsico International Growth Fund - $1-$10,000
                                  LVIP Mondrian International Value Fund - $1-$10,000
                             LVIP SSgA Developed International 150 Fund - $10,001-$50,000
                                 LVIP SSgA Emerging Markets 100 Fund - $10,001-$50,000
                                  LVIP Wells Fargo Intrinsic Value Fund - $1-$10,000



                           Aggregate Dollar Range of Equity
                        Securities in All Registered Investment
                           Companies Overseen by Trustee in
Name of Trustee             Family of Investment Companies
---------------------- ----------------------------------------
Michael D. Coughlin,   $ 10,001-$50,000
Trustee
Nancy L. Frisby                     Over $100,000
Elizabeth S. Hager     $ 10,001-$50,000
Gary D. Lemon          $ 10,001-$50,000
Kenneth G. Stella      $ 10,001-$50,000
David H. Windley       $50,001-$100,000

The following table sets forth the compensation paid to the independent trustees by the Trust as well as the compensation paid to the independent trustees by the Fund Complex for the fiscal year ended December 31, 2009:


                               Compensation Table


                                     Aggregate Compensation      Total Compensation From the
Name of Person, Position                 From the Trust            Trust And Fund Complex
--------------------------------    ------------------------    ----------------------------
  Michael D. Coughlin, Trustee               $63,500                       $63,500
  Nancy L. Frisby, Trustee                    63,500                        63,500
  Elizabeth S. Hager, Trustee                 57,500                        57,500
  Gary D. Lemon, Trustee                      58,500                        58,500
  Thomas D. Rath, Trustee                     57,500                        57,500
  Kenneth G. Stella, Trustee                  67,500                        67,500
  David H. Windley, Trustee                   57,500                        57,500

Investment Adviser and Sub-Advisers
Investment Adviser: Lincoln Investment Advisors Corporation (LIA) is the investment adviser to the funds. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (LNC). LIA's address is One Granite Place, Concord, New Hampshire 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The advisory fee rates payable by both the Standard Class and the Service Class of each fund to LIA are set forth in the following table:


                                                                  Annual Fee Rate Based on
Fund                                                              Average Daily Net Asset Value
----------------------------------------------------------------- ---------------------------------------------
         LVIP SSgA Conservative Index Allocation Fund............ 0.25% of the fund's average daily net assets

         LVIP SSgA Moderate Index Allocation Fund................ 0.25% of the fund's average daily net assets

         LVIP SSgA Moderately Aggressive Index Allocation Fund... 0.25% of the fund's average daily net assets

         LVIP SSgA Conservative Structured Allocation Fund....... 0.25% of the fund's average daily net assets

         LVIP SSgA Moderate Structured Allocation Fund........... 0.25% of the fund's average daily net assets

         LVIP SSgA Moderately Aggressive Structured Allocation    0.25% of the fund's average daily net assets
         Fund....................................................

         LVIP SSgA Global Tactical Allocation Fund............... 0.25% of the fund's average daily net assets

With the exception of the LVIP SSgA Global Tactical Allocation Fund, no advisory fees have been paid by the funds since the funds had not yet commenced operations as of the date of this SAI. During the last three years, the adviser received the amounts, as illustrated in the table below, for investment advisory services with respect to the LVIP SSgA Global Tactical Allocation
Fund:


Advisory Fees Paid by the Fund and Its Predecessor Fund




                                                     2009         2008        2007
                                                 ------------ ----------- ------------
          LVIP SSgA Global Tactical Allocation Fun$270,857A    $365,132    $301,665B



ADuring the fiscal year ended December 31, 2009, the advisor waived fees for the LVIP Wilshire Aggressive Profile Fund totaling $54,172

BCommencing on April 30, 2007, Lincoln Investment Advisors Corporation, a subsidiary of Lincoln National Corporation, replaced DMC as the fund's investment adviser. The portion fo the 2007 payment attributed to DMC was $72,998. During this period, DMC did not waive any fees.


Pursuant to an Investment Management Agreement dated April 30, 2007 (the Management Agreement), the adviser manages each fund's portfolio investments and reports to the board of trustees. With limited exception, each fund conducts its other business and affairs and bears the expenses and salaries necessary and incidental thereto. These expenses include, without limitation, expenses related to: the maintenance of the fund's books, records and procedures, including corporate secretary services; general accounting oversight; preparation of tax returns and reports; and, legal services provided by the adviser or an affiliate of the adviser.


Sub-Adviser. As adviser, LIA is primarily responsible for investment decisions affecting each of the funds under its management. However, LIA has entered into a sub-advisory agreement with SSgA Funds Management, Inc. to manage the investments of the LVIP SSgA Global Tactical Allocation Fund. (Wilshire Associates Incorporated served as the sub-adviser to the LVIP SSgA Global Tactical Allocation Fund prior to July 30, 2010.) SSgA Funds Management, Inc. makes investment decisions for the LVIP SSgA Global Tactical Allocation Fund in accordance with that fund's investment objectives and places orders on behalf of that fund to effect those decisions. See the following table for more information about the sub-adviser and its fees:




                                                            Annual Fee Rate Based On
Fund                               Sub-Adviser            Average Daily Net Asset Value
--------------------------- ------------------------ --------------------------------------
LVIP SSgA Global Tactical   SSgA Funds Management,   0.15% of the first $200 million
Allocation Fund             Inc.                     0.10% of the excess over $200 million
                            One Lincoln Street
                            Boston, MA 02111

SSgA Funds Management, Inc. ("SSgA FM") is registered with the Securities and Exchange Commission as an investment adviser under the 1940 Act and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. SSgA FM and other advisory affiliates of State Street make up State Street Global Advisors ("SSgA"), the investment management arm of State Street Corporation.


During the last three years, the sub-adviser received the following amounts for investment sub-advisory services with respect to the management of the fund and its predecessor fund (if applicable). LIA, not the fund, pays all sub-advisory fees owed.




Sub-Advisory Fees Paid by the Adviser




                                                     2009        2008        2007
                                                 ----------- ----------- -----------
           LVIP SSgA Global Tactical Allocation Fu$ 64,896    $ 88,150    $ 77,115

Service marks. The service mark for the funds and the name Lincoln have been adopted by the funds with the permission of LNC, and their continued use is subject to the right of LNC to withdraw this permission in the event the adviser should not be the investment adviser of the funds.

In the prospectus and sales literature, the name SSgA Funds Management, Inc. (SSgA FM) will be used for LVIP SSgA Conservative Index Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Moderately Aggressive Index Allocation Fund, LVIP SSgA Conservative Structured Allocation Fund, LVIP SSgA Moderate Structured Allocation Fund, LVIP SSgA Moderately Aggressive Structured Allocation Fund, and LVIP SSgA Global Tactical Allocation Fund. The continuted use of these names is subject to the consent of SSgA FM.

Fund Expenses. Expenses specifically assumed by each fund under its advisory agreement include, among others, compensation and expenses of the members of the fund's board of trustees who are not interested persons of the fund; custodian fees; independent auditor fees; brokerage commissions; legal and accounting fees; registration and other fees in connection with maintaining required fund and share registration with the SEC and state securities authorities; and the expenses of printing and mailing updated prospectuses, proxy statements and shareholder reports to current contract owners.

Proxy Voting Policies and Procedures. The board of trustees has delegated to each fund's adviser or sub-adviser (as applicable) responsibility for voting any proxies relating to portfolio securities held by the fund in accordance with the adviser's or sub-adviser's proxy voting policies and procedures. Summaries of the proxy voting policies and procedures to be followed on behalf of the funds, including procedures to be used when a vote represents a conflict of interest, are attached hereto as Appendix B.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
(1) without charge, upon request, by call 1-800-4LINCOLN (454-6265); and (2) on the SEC's website at http:// www.sec.gov.



Portfolio Managers
The following provides information regarding each portfolio manager's other accounts managed, material conflicts of interests, compensation, and any ownership of securities in a fund. Each portfolio manager or team member is referred to in this section as a "portfolio manager."


Other Accounts Managed


The following chart lists certain information about types of other accounts for which each portfolio manager was primarily responsible as of December 31, 2009. Any accounts managed in a personal capacity appear under "Other Accounts" along with the other accounts managed on a professional basis. The personal account information is current as of the most recent calendar quarter end for which account statements are available.




                                                      Registered                    Other Pooled
                                                 Investment Companies           Investment Vehicles
                                            ------------------------------ ------------------------------
                                             Number of   Total Assets* in   Number of   Total Assets* in
Adviser/Sub-Adviser and Portfolio Manager     Accounts     the Accounts      Accounts     the Accounts
------------------------------------------- ----------- ------------------ ----------- ------------------
SSgA Funds Management, Inc.
Daniel Farley..............................     5            1,499.2           5            1,122.4
Chris Goolgasian...........................     5            1,499.2           5            1,122.4



                                                   Other Accounts
                                            -----------------------------
                                             Number of   Total Assets* in
Adviser/Sub-Adviser and Portfolio Manager     Accounts     the Accounts
------------------------------------------- ----------- -----------------
SSgA Funds Management, Inc.
Daniel Farley..............................    200          27,355.5
Chris Goolgasian...........................    200          27,355.5



*in millions of dollars

As of June 30, 2010, the portfolio managers for LIA (Kevin Adamson and David Weiss) did not have responsibility for the day-to-day management of any other accounts.

Other Accounts Managed with Performance-Based Advisory Fees


The following table provides information for other accounts managed by each portfolio manager, with respect to which the advisory fee is based on account performance. Information is shown as of December 31, 2009:



                                                  Number of Accounts
Adviser/Sub-Adviser and Portfolio Managers       With Incentive Fees      Total Assets
--------------------------------------------    ---------------------    -------------
SSgA Funds Management, Inc.
Daniel Farley...............................             0                     0
Chris Goolgasian............................             0                     0



As of June 30, 2010, the portfolio managers for LIA (Kevin Adamson and David Weiss) did not have responsibility for the day-to-day management of any other accounts.



Material Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one investment account. Portfolio managers who manage other investment accounts in addition to an LVIP fund may be presented with the following potential conflicts:


SSgA Funds Management, Inc. ("SSgA FM"). A portfolio manager that has responsibility for managing more than one account may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Fund. Those conflicts could include preferential treatment of one account over others in terms of: (a) the Portfolio Manager's execution of different investment strategies for various accounts; or (b) the allocation of investment opportunities. SSgA FM has adopted policies and procedures designed to address these potential material conflicts. For instance, portfolio managers are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation among the portfolio accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.


A potential conflict of interest may arise as a result of the portfolio managers' responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio managers' accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio managers may also manage accounts whose objectives and policies differ from that of the Funds. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while a Fund maintained its position in that security.


A potential conflict may arise when the Portfolio Manager is responsible for accounts that have different advisory fees - the difference in fees could create an incentive for the Portfolio Manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the Portfolio Manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Special circumstances refers to specific guidelines and prohibitions applicable to one account, but not others. Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.

Lincoln Investment Advisors Corporation. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one investment account. As of June 30, 2010, the portfolio managers for LIA (Kevin Adamson and David Weiss) did not have responsibility for the day-to-day management of any other accounts.



Compensation Structures and Methods

Information regarding each portfolio manager's compensation is attached hereto as Appendix C.

Beneficial Interest of Portfolio Managers

Information regarding securities of each LVIP fund beneficially owned, if any, by portfolio managers is disclosed below. In order to own securities of a fund, a portfolio manager would need to own a Lincoln Life variable life insurance policy or variable annuity contract. Portfolio managers are not required to own securities of a fund. In addition, although the level of a portfolio manager's securities ownership may be an indicator of his or her confidence in the portfolio's investment strategy, it does not necessarily follow that a portfolio manager who owns few or no securities has any less confidence or is any less concerned about the applicable portfolio's performance.

As of the funds' fiscal year ended, December 31, 2009, no portfolio manager of any fund beneficially owned securities of any fund.



Principal Underwriter
Lincoln Financial Distributors, Inc. ("LFD"), 130 North Radnor-Chester Road, Radnor, Pennsylvania 19087, serves as the principal underwriter for the Trust pursuant to a Principal Underwriting Agreement with the Trust dated June 1, 2007. Under the agreement, the Trust has appointed LFD as the principal underwriter and distributor of the Trust to sell shares of each class of each fund series of the Trust at net asset value in a continuous offering to insurance company separate accounts or employer-sponsored products. LFD will not retain underwriting commissions from the sale of fund shares. From January 1, 2009 through December 31, 2009, LFD received $13,174,762 in compensation from the Trust.



Administration Agreement
The Lincoln Variable Insurance Products Trust ("Trust") has entered into an Administration Agreement (the Administration Agreement) with Lincoln National Life Insurance Company (Lincoln Life), pursuant to which Lincoln Life provides various administrative services necessary for the operation of the funds. These services include, among others: coordination of all service providers; providing personnel and office space; maintenance of each fund's books and records; general accounting monitoring and oversight; preparation of tax returns and reports; preparing and arranging for the distribution of all shareholder materials; preparing and coordinating the filing of all materials with the SEC and other federal and state regulatory authorities. As reimbursement for the cost of providing these administrative services for the year ended December 31, 2009, the Trust paid Lincoln Life $862,728 which was allocated to the funds based on average net assets. In addition, pursuant to the Administration Agreement, the Trust will reimburse the cost of legal and corporate secretary services provided to the Trust. For the year ending December 31, 2009, the Trust reimbursed Lincoln Life $308,719 for legal and corporate secretary services.



Accounting Agreement
The funds have entered into a fund accounting and financial administration services agreement (the Accounting Agreement) with The Bank of New York Mellon (Mellon), effective October 1, 2007, pursuant to which Mellon provides certain accounting services for the funds. Services provided under the Accounting Agreement include, among others, functions related to calculating the daily net asset values of each fund's shares, providing financial reporting information, regulatory compliance testing and other related accounting services. For these services, the funds pay Mellon an asset-based fee, subject to certain fee minimums, plus certain out-of-pocket expenses. The asset based fee rate under the Accounting Agreement is an annual rate of .035%.

In addition, the Trust has entered into a Fund Accounting and Financial Administration Oversight Agreement (Oversight Agreement), effective October 1, 2007, with The Lincoln National Life Insurance Company (Lincoln Life) and Delaware Service Company, Inc. (DSC). Under the Oversight Agreement, DSC has agreed to perform fund accounting, financial administration and related services for the Trust to supplement the services provided by Mellon under the Accounting Agreement. DSC has also agreed to establish and monitor certain service level requirements with respect to Mellon's performance of its duties pursuant to the Accounting Agreement. For these services, the funds pay DSC an asset-based fee at an annual rate of .0025%, plus certain out-of-pocket expenses.



Code of Ethics
The Trust, LIA and the sub-adviser have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The board of trustees has reviewed and approved these Codes of Ethics. Subject to certain limitations and procedures, these codes permit personnel that they cover, including employees of LIA and the sub-advisers who regularly have access to information about securities purchase for the funds, to invest in securities for their own accounts. This could include securities that may be purchased by funds. The codes are intended to prevent these personnel from taking inappropriate advantage of their positions and to prevent fraud upon the fund. The Trust's Code of Ethics requires reporting to the board of trustees on compliance violations.

Description of Shares
The Trust was organized as a Delaware statutory trust on February 1, 2003 and is registered with the SEC as an open-end, management investment company. The Trust's Certificate of Trust is on file with the Secretary of State of Delaware. The Trust's Declaration of Trust authorizes the board of trustees to issue an unlimited number of shares, which are shares of beneficial interest, without par value. The Trust consists of 47 funds organized as separate series of shares. The Declaration of Trust authorizes the board of trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, and to establish separate classes of shares.

Each fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee. The Trust's 12b-1 plan allows each fund to pay distribution fees of up to 0.25% per year to those organizations that sell and distribute Service Class shares and provide services to Service Class shareholders and contract owners. The 12b-1 plan for the Service Class is discussed in the "Rule 12b-1 Plan" section of this SAI.

Each fund's shares (all classes) have no subscription or preemptive rights and only such conversion or exchange rights as the board of trustees may grant in its discretion. When issued for payment as described in the prospectus and this SAI, the shares will be fully paid and non-assessable, which means that the consideration for the shares has been paid in full and the issuing fund may not impose levies on shareholders for more money. In the event of a liquidation or dissolution of the Trust, shareholders of each fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution, subject to any differential class expenses.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of that fund. However, Rule 18f-2 also provides that the ratification of independent public accountants (for funds having the same independent accountants), the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to individual funds. In such matters, all shares of the Trust have equal voting rights.

Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of trustees or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Trust to hold a special meeting of shareholders for purposes of removing a trustee from office. Shareholders may remove a trustee by the affirmative vote of two-thirds of the Trust's outstanding voting shares. In addition, the board of trustees will call a meeting of shareholders for the purpose of electing trustees if, at any time, less than a majority of the trustees then holding office have been elected by shareholders.



Control Persons and Principal Holders of Securities
Each fund sells its shares of beneficial interest directly or indirectly to certain life insurance companies (Insurance Companies) for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies (collectively, Variable Contract). These Insurance Companies include, without limitation, (1) The Lincoln National Life Insurance Company (Lincoln Life), an Indiana insurance company, at 1300 South Clinton Street, Fort Wayne, IN 46802; (2) Lincoln Life & Annuity Company of New York (Lincoln New York), a New York insurance company, at 100 Madison Street, Suite 1860, Syracuse, NY 13202-2802; and (3) unaffiliated insurance companies.

The Insurance Companies as record owners are entitled to be present and vote fund shares at any shareholder meeting. However, under the 1940 Act, the Insurance Companies are required to vote the fund shares at shareholder meetings according to the instructions received from the contract owners of the Variable Contract. Fund shares held in an Insurance Company separate account for which no timely instructions are received will, subject to fair representation requirements, be voted by the Insurance Company in the same proportion as the voting instructions which are received from all other contract owners participating in that separate account. As a result of this "echo voting," the instructions of a small number of contract owners may determine the outcome of matters subject to shareholder vote. Please refer to the prospectus and SAI for your variable annuity or variable life contract for additional information on the voting of shares at fund shareholder meetings.

The funds may sell their shares directly to the Lincoln Profile Funds (each, a fund of funds), the shares of which are owned by Lincoln Life and Lincoln New York. As of the date of this SAI, the funds had no shares outstanding. The Lincoln Profile Funds, at 1300 South

Clinton Street, Fort Wayne, IN 46802, are each series of Lincoln Variable Insurance Products Trust, a Delaware statutory trust. The Lincoln Profile Funds will vote shares of funds that they hold in the same proportion as the vote of all other holders of shares of such fund, as is described by Section 12(d)(1)(E)(iii)(aa) of the 1940 Act.

25% Plus Record Holders


As of March 10, 2010, the following entity held of record more than 25% of each fund's outstanding shares as noted below:




Fund and Shareholder                                Total Share Ownership
-------------------------------------------------- ----------------------
         LVIP SSgA Global Tactical Allocation Fund
         Lincoln Life.............................         95.35%

Rule 12b-1 Plan
Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution and service plan (the Plan) for the Service Class of shares of each fund. As previously noted, the Trust offers shares of beneficial interest to Insurance Companies for allocation to certain of their Variable Contracts. The Trust may pay the Insurance Companies or others, out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or Variable Contracts offering Service Class shares. The Trust would pay each third party for these services pursuant to a written agreement with that third party.

Payments made under the Plan may be used for, among other things: the printing of prospectuses and reports used for sales purposes; preparing and distributing sales literature and related expenses; advertisements; education of contract owners or dealers and their representatives; and other distribution-related expenses. Payments made under the Plan may also be used to pay Insurance Companies, dealers or others for, among other things: service fees as defined under NASD rules; furnishing personal services or such other enhanced services as the Trust or a Variable Contract may require; or maintaining customer accounts and records.

For the noted services, the Plan authorizes each fund to pay to Insurance Companies or others, out of the assets of the Service Class, a monthly fee (the Plan Fee) not to exceed 0.35% per annum of the average daily net asset value of the Service Class shares of such fund, as compensation or reimbursement for services rendered and/or expenses borne. The Plan Fee is currently 0.25% for the funds. The Plan Fee may be adjusted by the Trust's board of trustees from time to time. The Plan may not limit Plan Fees to amounts actually expended by third-parties for services rendered and/or expenses borne. A third-party, therefore, may realize a profit from Plan Fees in any particular year.

No "interested person" or independent trustee of a fund had or has a direct or indirect financial interest in the operation of the Plan or any related agreement.

The Board of Trustees, including a majority of the Independent Trustees, have determined that, in the exercise of reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plan will benefit each fund and contract owners of the Service Class of each fund. Each year, the Trustees must make this determination for the Plan to be continued.


For the fiscal year ended December 31, 2009, the total amount of distribution related expenses paid by the Service Class shares of the LVIP SSgA Global Tactical Allocation Fund was approximately $184,903. For the fiscal year ended December 31, 2009, the distribution related expenses paid by the Service Class under the Plan were used for compensation to broker-dealers and sales personnel and for printing and mailing of prospectuses to other than current shareholders.




Revenue Sharing
LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD"), and/or the funds' sub-advisers may pay compensation at their own expense, including the profits from the advisory fees LIA receives from the funds or the sub-advisory fees the sub-advisers receive from LIA, to affiliated or unaffiliated brokers, dealers or other financial intermediaries ("financial intermediaries") in connection with the sale or retention of fund shares or the sales of insurance products that contain the funds and/or shareholder servicing ("distribution assistance"). For example, LFD may pay additional compensation to financial intermediaries for various purposes, including, but not limited to, promoting the sale of fund shares and the products that include the fund shares; access to their registered representatives; sub-accounting, administrative or shareholder processing services; and marketing and education support. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the funds. The additional payments may be based on factors, including level of sales, the funds' advisory fees, some other agreed upon amount, or other measures as determined from time to time.

A significant purpose of these payments is to increase sales of the funds' shares and the products that contain the funds. LIA and/or its affiliates may benefit from these payments of compensation to financial intermediaries through increased fees resulting from additional assets acquired through the sale of insurance products through such intermediaries.

Valuation of Portfolio Securities
A fund determines its net asset value per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the value of the securities the fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding.



Portfolio Holdings Disclosure
The Trust's Board of Trustees has adopted policies and procedures designed to ensure that disclosure of information regarding a fund's portfolio securities is in the best interests of fund shareholders. In accordance with these policies and procedures, a Trust vice president or the vice president's designees will make shareholders reports or other regulatory filings containing a fund's portfolio holdings available free of charge to individual investors, institutional investors, intermediaries that distribute the fund's shares, and affiliated persons of the fund that make requests for such holdings information. Shareholder reports are available 60 days after the end of each semi-annual reporting period.

A Trust vice president or the vice president's designees may provide a fund's top-ten holdings immediately after each quarter-end to Lincoln Life and other insurance companies who include the funds in their products ("Insurance Companies"). All Insurance Companies that receive nonpublic portfolio holdings information must sign a confidentiality agreement agreeing to keep the nonpublic portfolio information strictly confidential and not to engage in trading on the basis of the information. The Insurance Companies may include this information in marketing and other public materials (including via website posting) 15 days after the end of the quarter.

A Trust vice president or the vice president's designees may provide other portfolio holdings information 30 days following the end of each quarter to the Insurance Companies. All Insurance Companies that receive nonpublic portfolio holdings information must sign a confidentiality agreement agreeing to keep the non-public portfolio information strictly confidential and not to engage in trading on the basis of the information. The Insurance Companies will distribute shareholder reports (annual and semi-annual) containing the portfolio holdings of the funds to contract owners in accordance with applicable laws and regulations. The Insurance Companies may make the portfolio information publicly available (including via website posting) 45 days after the end of the quarter.

A Trust vice president or the vice president's designees may also provide holdings information 30 days following the end of the quarterly reporting period under a confidentiality agreement to third-party service providers, including but not limited to independent rating and ranking organizations, which conduct market analyses of the fund's portfolio holdings against benchmarks or securities market indices. All such third parties must sign a confidentiality agreement agreeing to keep the non-public portfolio information strictly confidential and not to engage in trading on the basis of the information. These parties may disseminate the portfolio holdings information 60 days following the end of the quarter, which is after the SEC filings are made. These third parties presently are Anerich Massina & Associates and Ibbotson Associates.

The Trust's sub-advisers have ongoing arrangement with the following third parties to make available information about a fund's portfolio holdings: (1) ratings organizations, such as Moodys, S&P, Morningstar and Lipper, provided generally on a monthly basis for the purpose of reviewing the particular fund;
(2) portfolio analysis companies, such as Factset Research Systems, Line Datta, Glass, Lewis & Co., Investment Technology Group, Inc., BondEdge, Investools, Plexus, Saloman Analytics, Inc., Wilshire Analytics Axiom, ITG Alpha Capture, MSCI BARRA, Inc., Bloomberg, L.P., Investor Tools Perform, J.P. Morgan Securities, Inc. and Plexus, BARRA TotalRisk Systems provided generally on a daily or monthly basis for the purpose of compiling reports, preparing comparative analysis data and trade execution evaluation; (3) proxy voting or class action services, such as ADP, Broadridge Financial Solutions, Inc., Institutional Shareholder Services (ISS) - ISS/Risk Metrics or Brown Brothers Harriman & Co., provided generally on a daily or bi-monthly basis for the purpose of voting proxies relating to portfolio holdings or providing corporate actions services and trade confirmation; (4) computer systems, products, services, and software vendors, such as Advent Software, Inc., Eagle Investment Systems Corp., The MacGregor Group, OMGEO LLC, CDS/Computer, Checkfree, Cogent Consulting, GFP Acquisition Company, Inc. D.B.A. GCom2 Solutions, Siemens Business Services, Inc. and GainsKeeper, Inc. provided generally on a daily basis for the purpose of providing computer products, services, software and accounting systems to the sub-advisers; and (5) operational services, such as State Street Bank and Trust Company, State Street Investment Manager Solutions, Mark-it Group and Standard & Poor's Securities Evaluations Services provided generally on a daily basis for the purpose of providing operational functions including fund pricing and OTC derivative swap products to the sub-advisers. Each of the above unaffiliated third parties must agree to keep the fund's holdings information confidential and not engage in trading on the basis of the information. The sub-advisers do not receive compensation in connection with these arrangements.

A Trust vice president or the vice president's designees may provide, at any time, portfolio holdings information to: (a) fund service providers and affiliates, such as the funds' investment adviser, sub-advisers, custodian and independent registered public accounting firm, to the extent necessary to perform services for the funds; and (b) state and federal regulators and government agencies as required by law or judicial process. These entities are subject to duties of confidentiality imposed by law, contract. or fiduciary obligations.

The funds will disclose their portfolio holdings in public SEC filings. The Trust's board of trustees also may, on a case-by-case basis, authorize disclosure of the funds' portfolio holdings, provided that, in its judgment, such disclosure is not inconsistent with the best interests of shareholders, or may impose additional restrictions on the dissemination of portfolio information.

Neither the funds, their investment adviser nor any affiliate receive any compensation or consideration in connection with the disclosure of the funds' portfolio holdings information.

Fund management is responsible for ensuring appropriate disclosure is made regarding these procedures in the funds' prospectus and/or SAI.

The Trust's board of trustees exercises oversight of these policies and procedures. In this regard, fund management will inform the trustees if any substantial changes to the procedures become necessary to ensure that the procedures are in the best interest of fund shareholders. The officers will consider any possible conflicts between the interest of fund shareholders, on the one hand, and those of the funds' investment adviser and other fund affiliates, on the other. Moreover, the funds' chief compliance officer will address the operation of the funds' procedures in the annual compliance report to the board and will recommend any remedial changes to the procedures.



Purchase and Redemption Information
Shares of a fund may not be purchased or redeemed by individual investors directly but may be purchased or redeemed by such investors only through variable annuity contracts or variable life contracts offered by Lincoln Life, LNY and other insurance companies. Shares of the funds may also be purchased by the LVIP Wilshire Risk-based Profile Funds and Target Maturity Funds, which invest their assets in other mutual funds. The offering price of each fund's shares is equal to its net asset value per share.

If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds.



Custodian and Transfer Agent
All securities, cash and other similar assets of the funds are currently held in custody by The Bank of New York Mellon, One Mellon Center, Pittsburgh, Pennsylvania 15258.

The custodian shall: receive and disburse money; receive and hold securities; transfer, exchange, or deliver securities; present for payment coupons and other income items, collect interest and cash dividends received, hold stock dividends, etc.; cause escrow and deposit receipts to be executed; register securities; and deliver to the funds proxies, proxy statements, etc.

Lincoln Life performs the dividend and transfer agent functions for each fund.



Independent Registered Public Accounting Firm
The board of trustees has engaged Ernst & Young LLP, Two Commerce Square, Suite 4000, 2001 Market Street, Philadelphia, PA 19103, to serve as the Independent Registered Public Accounting Firm for the funds. In addition to the audits of the financial statements of the funds, other services provided include review of annual reports and registration statements filed with the SEC; consultation on financial accounting and reporting matters; and meetings with the Audit Committee.



Financial Statements
With the exception of the LVIP SSgA Global Tactical Allocation Fund, because the funds are new and have no operating history, no financial statements are yet available.The audited financial statements and the reports of Ernst & Young LLP are incorporated by reference to the LVIP SSgA Global Tactical Allocation Fund's 2009 annual report. We will provide a copy of each fund's annual report, when available, on request and without charge. Either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or call: 1-800-4LINCOLN (454-6265).



Taxes
Each fund intends to qualify and has elected to be taxed as a regulated investment company under certain provisions of the Internal Revenue Code of 1986 (the Code). If a fund qualifies as a regulated investment company and complies with the provisions of the Code relieving regulated investment companies which distribute substantially all of their net income (both net ordinary income and net capital gain) from federal income tax, it will be relieved from such tax on the part of its net ordinary income and net realized capital gain which it distributes to its shareholders. To qualify for treatment as a regulated investment company, each fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies (subject to the authority of the Secretary of the Treasury to exclude foreign currency gains which are not directly related to the fund's principal business of investing in stock or securities or options and futures with respect to such stock or securities), or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its investing in such stocks, securities, or currencies.

Each fund also intends to comply with diversification regulations under Section 817(h) of the Code, that apply to mutual funds underlying variable contracts. Generally, a fund will be required to diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer are treated as one investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

Failure by a fund to both qualify as a regulated investment company and satisfy the Section 817(h) diversification requirements would generally cause Variable Contracts that include the fund as an underlying investment to lose their favorable tax status and require contract holders to include in ordinary income any income under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service (IRS) based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a fund to qualify as a regulated investment company would also subject a fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

Since individual contract owners are generally not treated as shareholders of the funds, no discussion is included regarding the federal income tax consequences at the shareholder level.

The discussion of federal income tax considerations in the prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the Internal Revenue Service (IRS). These interpretations can be changed at any time. The above discussion covers only federal tax considerations with respect to the funds. State and local taxes vary.

APPENDIX A

Bond and Commercial Paper Ratings
Certain of the funds' investment policies and restrictions include references to bond and commercial paper ratings. The following is a discussion of the rating categories of Moody's Investors Service, Inc. and Standard & Poor's Corp.


Moody's Investors Service, Inc.

Aaa-Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa-Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


Standard & Poor's Corp.

AAA-This is the highest rating assigned by Standard & Poor's Corp. to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA-Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A-Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB-Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for bonds in the A category and higher.

BB-B-CCC-CC-Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service, Inc.

Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime 1-Highest Quality;

Prime 2-Higher Quality;

Prime 3-High Quality.

(The funds will not invest in commercial paper rated Prime 3).


Standard & Poor's Corp.

A Standard & Poor's Corp. commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The fund will invest in commercial paper rated in the A Categories, as follows:

A-Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2, and 3 to indicate the relative degree of safety. (The funds will not invest in commercial paper rated A-3).

A-1 This designation indicates that the degree of safety regarding timely payment is very strong.

A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not overwhelming as for issues designated A-1.

APPENDIX B



Fund of Funds and Master-Feeder Funds
Proxy Voting Procedures
Background
The Lincoln Variable Insurance Products Trust offers certain Fund of Funds. Each Fund of Funds intends to invest substantially all of its assets in shares of the other Funds of the Trust and shares of other unaffiliated mutual funds (each an "Underlying Fund").

In addition, the Lincoln Variable Insurance Products Trust offers certain Master-Feeder Funds. A Feeder Fund does not buy investment securities directly. Instead, it invests in a Master Fund which in turn purchases investment securities. Each Feeder Fund has essentially the same investment objective and limitations as its Master Fund.


Procedures

To the extent that an Underlying Fund, whose shares are held by a Fund of Funds, solicits a shareholder vote on any matter, the Fund of Funds shall vote such shares of the Underlying Fund in accordance with the following in the same proportion as the vote of all other holders of shares of such Underlying Fund. This type of voting structure is commonly referred to as "mirror voting."

If a Master Fund in a Master-Feeder structure calls a shareholder meeting and solicits proxies, the Feeder Fund, who owns shares of the Master Fund, shall seek voting instructions from the shareholders of the Feeder Fund and will vote proxies in the same proportion as the instructions timely received from the shareholders of the Feeder Fund.

When a Fund is a Feeder Fund in a Master-Feeder structure, proxies for the portfolio securities owned by the Master Fund will be voted pursuant to the Master Fund's own proxy voting policies and procedures. Thus, except as otherwise note herein, the Feeder Funds shall not be subject to these procedures.

SSgA Proxy Voting Policy

Introduction

SSgA Funds Management, Inc. ("FM") seeks to vote proxies for which it has discretionary authority in the best interests of its clients. This entails voting proxies in a way which FM believes will maximize the monetary value of each portfolio's holdings with respect to proposals that are reasonably anticipated to have an impact on the current or potential value of a security. Absent unusual circumstances or specific client instructions, we vote proxies on a particular matter in the same way for all clients, regardless of their investment style or strategies. FM takes the view that voting in a manner consistent with maximizing the value of our clients' holdings will benefit our direct clients (e.g. investment funds) and, indirectly, the ultimate owners and beneficiaries of those clients (e.g. fund shareholders).

Oversight of the proxy voting process is the responsibility of the State Street Global Advisors ("SSgA") Investment Committee. The SSgA Investment Committee reviews and approves amendments to the FM Proxy Voting Policy and delegates authority to vote in accordance with this policy to the FM Proxy Review Committee, a subcommittee of the SSgA Investment Committee. FM retains the final authority and responsibility for voting. In addition to voting proxies,
FM:

     1) describes its proxy voting procedures to its clients in Part II of its Form ADV;

     2) provides the client with this written proxy policy, upon request;

     3) discloses to its clients how they may obtain information on how FM voted the client's proxies;

     4) matches proxies received with holdings as of record date;

     5) reconciles holdings as of record date and rectifies any discrepancies;

     6) generally applies its proxy voting policy consistently and keeps records of votes for each client;

     7) documents the reason(s) for voting for all non-routine items; and

     8) keeps records of such proxy voting available for inspection by the client or governmental agencies.


Process

The FM Manager of Corporate Governance is responsible for monitoring proxy voting on behalf of our clients and executing the day to day implementation of this Proxy Voting Policy. As stated above, oversight of the proxy voting process is the responsibility of the SSgA Investment Committee.

In order to facilitate our proxy voting process, FM retains RiskMetrics Group, Inc. ("RMG"), a firm with expertise in the proxy voting and corporate governance fields. RMG assists in the proxy voting process, including acting as our voting agent (i.e. actually processing the proxies), advising us as to current and emerging governance issues that we may wish to address, interpreting this policy and applying it to individual proxy items, and providing analytical information concerning specific issuers and proxy items as well as governance trends and developments. This Policy does not address all issues as to which we may receive proxies nor does it seek to describe in detail all factors that we may consider relevant to any particular proposal. To assist RMG in interpreting and applying this Policy, we meet with RMG at least annually, provide written guidance on certain topics generally on an annual basis and communicate more regularly as necessary to discuss how specific issues should be addressed. This guidance permits RMG to apply this Policy without consulting us as to each proxy but in a manner that is consistent with our investment view and not their own governance opinions. If an issue raised by a proxy is not addressed by this Policy or our prior guidance to RMG, RMG refers the proxy to us for direction on voting. On issues that we do not believe affect the economic value of our portfolio holdings or are considered by us to be routine matters as to which we have not provided specific guidance, we have agreed with RMG to act as our voting agent in voting such proxies in accordance with its own recommendations which, to the extent possible, take into account this Policy and FM's general positions on similar matters. The Manager of Corporate Governance is responsible, working with RMG, for submitting proxies in a timely manner and in accordance with our policy. The Manager of Corporate Governance works with RMG to establish and update detailed procedures to implement this policy.

From time to time, proxy votes will be solicited which fall into one of the following categories:

   (i) proxies which involve special circumstances and require additional research and discussion (e.g. a material merger or acquisition, or a material governance issue with the potential to become a significant precedent in corporate governance); or

   (ii) proxies which are not directly addressed by our policies and which are reasonably anticipated to have an impact on the current or potential value of a security or which we do not consider to be routine.

The Governance Team identifies these proxies using a number of methods, including but not limited to in house governance research, notification from RMG, and other third party research providers, concerns of clients or issuers review by Governance Team analysts, and questions from consultants. The role of third parties in identifying special circumstances does not mean that we will depart from our guidelines; these third parties are all treated as information sources. If they raise issues that we determine to be prudent before voting a particular proxy or departing from our prior guidance to RMG, we will weigh the issue along with other relevant factors before making an informed decision. In all cases, we vote proxies as to which we have voting discretion in a manner that we determine to be in the best interest of our clients. As stated above, if the proposal has a quantifiable effect on shareholder value, we seek to maximize the value of a portfolio's holdings. With respect to matters that are not so quantifiable, we exercise greater judgment but still seek to maximize long-term value by promoting sound governance policies. The goal of the Proxy Voting Committee is to make the most informed decision possible.

In instances of special circumstances or issues not directly addressed by our policies or guidance to RMG, the FM Manager of Corporate Governance will refer the item to the Chairman of the Investment Committee for a determination of the proxy vote. The first determination is whether there is a material conflict of interest between the interests of our client and those of FM or its affiliates (as explained in greater detail below under "Potential Conflicts"). If the Manager of Corporate Governance and the Chairman of the Investment Committee determine that there is a material conflict, the process detailed below under "Potential Conflicts" is followed. If there is no material conflict, we examine the proposals that involve special circumstances or are not addressed by our policy or guidance in detail in seeking to determine what vote would be in the best interests of our clients. At this point, the Chairman of the Investment Committee makes a voting decision in our clients' best interest. However, the Chairman of the Investment Committee may determine that a proxy involves the consideration of particularly significant issues and present the proxy item to the Proxy Review Committee and/or to the entire Investment Committee for a final decision on voting the proxy. The Investment Committee will use the same rationale for determining the appropriate vote.

FM reviews proxies of non-US issuers in the context of these guidelines. However, FM also endeavors to show sensitivity to local market practices when voting these proxies, which may lead to different votes. For example, in certain foreign markets, items are put to vote which have little or no effect on shareholder value, but which are routinely voted on in those jurisdictions; in the absence of material effect on our clients, we will follow market practice. FM votes in all markets where it is feasible to do so. Note that certain custodians utilized by our clients do not offer proxy voting in every foreign jurisdiction. In such a case, FM will be unable to vote such a proxy.


Voting

For most issues and in most circumstances, we abide by the following general guidelines. However, it is important to remember that these are simply guidelines. As discussed above, in certain circumstances, we may determine that it would be in the best interests of our clients to deviate from these guidelines.

I. Generally, FM votes for the following ballot items:

Board of Directors
 o Elections of directors who (i) we determine to be adequately independent of management and (ii) do not simultaneously serve on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer). Factors that we consider in evaluating independence include whether the nominee is an employee of or related to an employee of the issuer or its auditor, whether the nominee provides professional services to the issuer, whether the nominee has attended an appropriate number of scheduled board meetings (as determined by SSgA), or whether the nominee receives non-board related compensation from the issuer
 o Directors' compensation, provided the amounts are not excessive relative to other issuers in the market or industry. In making such a determination, we review whether the compensation is overly dilutive to existing shareholders.
 o Proposals to limit directors liability and/or expand indemnification of directors, provided that a director shall only be eligible for indemnification and liability protection if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office
 o Discharge of board members' duties*, in the absence of pending litigation, governmental investigation, charges of fraud or other indicia of significant concern
 o The establishment of annual elections of the board of directors unless the board is composed of a supermajority of independent directors, including wholly independent board committees, and the company does not have a shareholder rights plan (poison pill).
 o Mandates requiring a majority of independent directors on the Board of Directors
 o Mandates that Audit, Compensation and Nominating Committee members should all be independent directors
 o Mandates giving the Audit Committee the sole responsibility for the selection and dismissal of the auditing firm and any subsequent result of audits are reported to the audit committee
 o Elimination of cumulative voting
 o Establishment of confidential voting
 o Proposals seeking to establish or decrease an existing required ownership threshold contained within the company by-laws that offer shareholders the right to call special meetings.

* Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

Auditors
 o Approval of auditors, unless the fees paid to auditors are excessive; auditors' fees will be deemed excessive if the non-audit fees for the prior year constituted 50% or more of the total fees paid to the auditors
 o Auditors' compensation, provided the issuer has properly disclosed audit and nonaudit fees relative to market practice and that non-audit fees for the prior year constituted no more than 50% of the total fees paid to the auditors
 o Discharge of auditors*
 o Approval of financial statements, auditor reports and allocation of income
 o Requirements that auditors attend the annual meeting of shareholders
 o Disclosure of Auditor and Consulting relationships when the same or related entities are conducting both activities
 o Establishment of a selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function

* Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.


Capitalization
 o Dividend payouts that are greater than or equal to country and industry standards; we generally support a dividend which constitutes 30% or more of net income
 o Authorization of share repurchase programs, unless the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the time frame for the repurchase
 o Capitalization changes which eliminate other classes of stock and/or unequal voting rights
 o Changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for U.S. companies and no more than 100% of existing authorization for non-U.S. companies.
 o Elimination of pre-emptive rights for share issuance of less than a certain percentage (country specific - ranging from 5% to 20%) of the outstanding shares, unless even such small amount could have a material dilutive effect on existing shareholders (e.g. in illiquid markets)

Anti-Takeover Measures
 o Elimination of shareholder rights plans ("poison pill")
 o Amendment to a shareholder rights plans ("poison pill") where the terms of the new plans are more favorable to shareholders' ability to accept unsolicited offers (i.e. if one of the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no "dead hand," "slow hand," "no hand" or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced)
 o Adoption or renewal of a non-US issuer's shareholder rights plans ("poison pill") if the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no "dead hand," "slow hand," "no hand" or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced
 o Reduction or elimination of super-majority vote requirements, unless management of the issuer was concurrently seeking to or had previously made such reduction or elimination
 o Mandates requiring shareholder approval of a shareholder rights plans ("poison pill")
 o Repeals of various anti-takeover related provisions

Executive Compensation/Equity Compensation
 o Stock purchase plans with an exercise price of not less that 85% of fair market value
 o Stock option plans which are incentive based and not excessively dilutive. In order to assess the dilutive effect, we divide the number of shares required to fully fund the proposed plan, the number of authorized but unissued shares, and the issued but unexercised shares by fully diluted share count. We review that number in light of certain factors, including the industry of the issuer, in order to make our determination as to whether the dilution is excessive.
 o Other stock-based plans which are not excessively dilutive, using the same process set forth in the preceding bullet
 o Expansions to reporting of financial or compensation-related information, within reason
 o Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee
 o Remuneration policies that are judged to be in-line with local market practices.

Routine Business Items

 o General updating of or corrective amendments to charter not otherwise specifically addressed herein, unless such amendments would reasonably be expected to diminish shareholder rights (e.g. extension of directors' term limits, amending shareholder vote requirement to amend the charter documents, insufficient information provided as to the reason behind the amendment)
 o Change in Corporation Name
 o Mandates that amendments to bylaws or charters have shareholder approval

Other
 o Adoption of anti-"greenmail" provisions, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii)
     contains no anti-takeover measures or other provisions restricting the rights of shareholders
 o Repeals or prohibitions of "greenmail" provisions
 o "Opting-out" of business combination provision

II. Generally, FM votes against the following items:

Board of Directors
 o Establishment of classified boards of directors, unless 80% of the board is independent and the company does not have shareholder rights plan (poison pill),
 o Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, or nominating committees
 o Limits to tenure of directors
 o Requirements that candidates for directorships own large amounts of stock before being eligible to be elected
 o Restoration of cumulative voting in the election of directors
 o Removal of a director, unless we determine the director (i) is not adequately independent of management or (ii) simultaneously serves on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer). Factors that we consider in evaluating independence include whether the director is an employee of or related to an employee of the issuer or its auditor, whether the director provides professional services to the issuer, or whether the director receives non-board related compensation from the issuer
 o The elimination of shareholders' right to call special meetings or attempts to raise the ownership threshold beyond reasonable levels (as determined by SSgA).
 o Proposals that relate to the "transaction of other business as properly comes before the meeting", which extend "blank check" powers to those acting as proxy
 o Approval of Directors who have failed to act on a shareholder proposal that has been approved by a majority of outstanding shares
 o Directors at companies where prior non-cash compensation was improperly "backdated" or "springloaded" where one of the following scenarios exists:
  o (i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was not independent at the time, and (iii) the director seeking reelection served on the Compensation Committee at the time; or
  o (i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was independent at the time, and (iii) sufficient controls have not been implemented to avoid similar improper payments going forward; or
  o (i) the Compensation Committee had knowledge of such backdating at the time, and (ii) the director seeking reelection served on the Compensation Committee at the time; or
  o (i) the Compensation Committee did not have knowledge of such backdating at the time, and (ii) sufficient controls have not been implemented to avoid similar improper payments going forward

Capitalization
 o Capitalization changes that add "blank check" classes of stock (i.e. classes of stock with undefined voting rights) or classes that dilute the voting interests of existing shareholders
 o Capitalization changes that exceed 100% of the issuer's current authorized capital unless management provides an appropriate rationale for such change


Anti-Takeover Measures
 o Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers
 o Adjournment of Meeting to Solicit Additional Votes

 o Shareholder rights plans that do not include a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced
 o Adoption or renewal of a US issuer's shareholder rights plan ("poison pill")

Executive Compensation/Equity Compensation
 o Excessive compensation (i.e. compensation plans which are deemed by FM to be overly dilutive)
 o Retirement bonuses for non-executive directors and auditors
 o Proposals requiring the disclosure of executive retirement benefits if the issuer has an independent compensation committee

Routine Business Items
 o Amendments to bylaws which would require super-majority shareholder votes to pass or repeal certain provisions
 o Reincorporation in a location which has more stringent anti-takeover and related provisions
 o Proposals asking the board to adopt any form of majority voting, unless the majority standard indicated is based on a majority of shares outstanding.

Other
 o Requirements that the company provide costly, duplicative, or redundant reports, or reports of a non-business nature
 o Restrictions related to social, political, or special interest issues which affect the ability of the company to do business or be competitive and which have significant financial or best-interest impact
 o Proposals which require inappropriate endorsements or corporate actions
 o Proposals asking companies to adopt full tenure holding periods for their executives

III. FM evaluates Mergers and Acquisitions on a case-by-case basis. Consistent with our proxy policy, we support management in seeking to achieve their objectives for shareholders. However, in all cases, FM uses its discretion in order to maximize shareholder value. FM generally votes as follows:
 o Against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets
 o Against offers when we believe that reasonable prospects exist for an enhanced bid or other bidders
 o Against offers where, at the time of voting, the current market price of the security exceeds the bid price
 o For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value
 o For offers made at a premium where no other higher bidder exists


Protecting Shareholder Value

We at FM agree entirely with the United States Department of Labor's position that "where proxy voting decisions may have an effect on the economic value of the plan's underlying investment, plan fiduciaries should make proxy voting decisions with a view to enhancing the value of the shares of stock" (IB 94-2). Our proxy voting policy and procedures are designed with the intent that our clients receive the best possible returns on their investments. We meet directly with corporation representatives and participate in conference calls and third-party inquiries in order to ensure our processes are as fully informed as possible. However, we use each piece of information we receive - whether from clients, consultants, the media, the issuer, RMG or other sources
- as one part of our analysis in seeking to carry out our duties as a fiduciary and act in the best interest of our clients. We are not unduly influenced by the identity of any particular source, but use all the information to form our opinion as to the best outcome for our clients.

Through our membership in the Council of Institutional Investors as well as our contact with corporate pension plans, public funds, and unions, we are also able to communicate extensively with other shareholders regarding events and issues relevant to individual corporations, general industry, and current shareholder concerns.

In addition, FM monitors "target" lists of underperforming companies prepared by various shareholder groups, including: California Public Employee Retirement System, The City of New York - Office of the Comptroller, International Brotherhood of Teamsters, and Council of Institutional Investors. Companies, so identified, receive an individual, systematic review by the FM Manager of Corporate Governance and the Proxy Review Committee, as necessary.

As an active shareholder, FM's role is to support corporate policies that serve the best interests of our clients. Though we do not seek involvement in the day-to-day operations of an organization, we recognize the need for conscientious oversight of and input into management decisions that may affect a company's value. To that end, our monitoring of corporate management and industry events is substantially more detailed than that of the typical shareholder. We have demonstrated our willingness to vote against management-sponsored initiatives and to support shareholder proposals when appropriate. To date we have not filed proposals or initiated letter-writing or other campaigns, but have used our active participation in the corporate governance process - especially the proxy voting process - as the most effective means by which to communicate our and our clients' legitimate shareholder concerns. Should an issue arise in conjunction with a specific corporation that cannot be satisfactorily resolved through these means, we shall consider other approaches.


Potential Conflicts

As discussed above under Process, from time to time, FM will review a proxy which may present a potential conflict of interest. As a fiduciary to its clients, FM takes these potential conflicts very seriously While FM's only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients' best interests and are not affected by FM's potential conflict, there are a number of courses FM may take. Although various relationships could be deemed to give rise to a conflict of interest, we have determined that two categories of relationships present a sufficiently serious concern to warrant an alternative process: customers of FM or its affiliates which are among the top 100 clients of FM and its affiliates based upon revenue; and the 10 largest broker-dealers used by SSgA, based upon revenue (a "Material Relationship").

When the matter falls clearly within the polices set forth above or the guidance previously provided by FM to RMG and the proxy is to be voted in accordance with that guidance, we do not believe that such decision represents a conflict of interest and no special procedures are warranted.

In circumstances where either (i) the matter does not fall clearly within the policies set forth above or the guidance previously provided to RMG, or (ii) FM determines that voting in accordance with such policies or guidance is not in the best interests of its clients, the Manager of Corporate Governance will compare the name of the issuer against a list of the top 100 revenue generating clients of State Street Corporation and its affiliates and a list of the top 10 broker-dealer relationships to determine if a Material Relationship exists. (These lists are updated quarterly.) If the issuer's name appears on either list and the pre-determined policy is not being followed, FM will employ the services of a third party, wholly independent of FM, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote. However, in certain circumstances the Proxy Review Committee may determine that the use of a third party fiduciary is not necessary or appropriate, either because the matter involved does not involve a material issue or because the issue in question affects the underlying value of the portfolio position and it is appropriate for FM, notwithstanding the potential conflict of interest, to vote the security in a manner that it determines will maximize the value to its client. In such situations, the Proxy Committee, or if a broader discussion is warranted, the SSgA Investment Committee, shall make a decision as to the voting of the proxy. The basis for the voting decision, including the basis for the determination that the decision is in the best interests of FM's clients, shall be formalized in writing as a part of the minutes to the Investment Committee.


Recordkeeping

In accordance with applicable law, FM shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in FM's office:

     1) FM's Proxy Voting Policy and any additional procedures created pursuant to such Policy;

   2) a copy of each proxy statement FM receives regarding securities held by its clients (note: this requirement may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);

   3) a record of each vote cast by FM (note: this requirement may be satisfied by a third party who has agreed in writing to do so);

   4) a copy of any document created by FM that was material in making its voting decision or that memorializes the basis for such decision; and

     5) a copy of each written request from a client, and response to the client, for information on how FM voted the client's proxies.


Disclosure of Client Voting Information

Any client who wishes to receive information on how its proxies were voted should contact its FM client service officer.

APPENDIX C

Compensation Structures and Methodologies of Portfolio Managers
The following describes the structure of, and the method(s) used to determine the different types of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements) for each portfolio manager as of the funds' fiscal year ended December 31, 2009:


SSgA Funds Management, Inc. ("SSgA FM")


The compensation of SSgA FM's investment professionals is based on a number of factors. The first factor considered is external market. Through a compensation survey process, SSgA FM seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus and other incentives. The second factor taken into consideration is the size of the pool available for compensation. SSgA FM is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of SSgA FM and its affiliates. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group, and in the case of our active and enhanced investment teams, the one and three year investment performance of their strategies against the benchmark. The pool is then allocated on a discretionary basis to individual employees based on their individual performance. The same process is followed in determining incentive equity allocations.


Lincoln Investment Advisors Corporation ("LIAC")

The equity programs are designed to position LIAC to attract and retain the most talented individuals in the financial services industry by offering competitive programs that reward exceptional individual and company performance. Each portfolio manager's compensation consists of the following:

BASE SALARY: Each named portfolio manager receives a fixed base salary. The base salary is combination of factors including experience, responsibilities, skills, expectations, and market considerations. Salary increases are awarded in recognition of the portfolio manager's individual performance and an increase or change in duties and responsibilities. Job expectations are reviewed annually to ensure that they are reflected in the performance objects of the portfolio manager.

ANNUAL INCENTIVE PLAN (AIP): Portfolio managers are eligible to receive annual variable incentive bonus. The AIP is a component of overall compensation based on company, division, and individual employee performance designed to link performance to pay.

                           PART C - OTHER INFORMATION

Item 28 - Exhibits

(a) Agreement and Declaration of Trust of Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 13
(File No. 33-70742) filed on April 4, 2003.

(b) By-Laws of Lincoln Variable Insurance Products Trust, as amended, incorporated herein by reference to Post-Effective Amendment No. 66 (File No. 33-70742) filed on December 1, 2009.

(c) 1. By-Laws of Lincoln Variable Insurance Products Trust, as amended, Articles II, VII and VIII incorporated herein by reference to Post-Effective Amendment No. 66 (File No. 33-70742) filed on December 1, 2009.

   2. Agreement and Declaration of Trust of Lincoln Variable Insurance Products Trust, Articles III, V, and VI incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on April 4, 2003.

(d) 1. a. Investment Management Agreement dated April 30, 2007, as amended, between Lincoln Variable Insurance Products Trust and Lincoln Investment Advisors Corporation filed herein as Exhibit 28(d)(1)(a).

     b. Advisory Fee Waiver Agreement effective July 30, 2010 (LVIP SSgA Conservative Index Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Moderately Aggressive Index Allocation Fund, LVIP SSgA Conservative Structured Allocation Fund, LVIP SSgA Moderate Structured Allocation Fund, LVIP SSgA Moderately Aggressive Structured Allocation
       Fund) filed herein as Exhibit 28(d)(1)(b).

   2. Sub-Advisory Consulting Agreement dated July 30, 2010 between Lincoln Investment Advisors Corporation and SSgA Funds Management, Inc. (LVIP SSgA Conservative Index Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Moderately Aggressive Index Allocation Fund, LVIP SSgA Conservative Structured Allocation Fund, LVIP SSgA Moderate Structured Allocation Fund, LVIP SSgA Moderately Aggressive Structured Allocation
    Fund) filed herein as Exhibit 28(d)(2).

   3. Sub-Advisory Agreement dated July 30, 2010 between Lincoln Investment Advisors Corporation and SSgA Funds Management, Inc. (LVIP SSgA Global Tactical Allocation Fund) filed herein as Exhibit 28(d)(3).

(e) Principal Underwriting Agreement dated June 1, 2007, as amended, between Lincoln Variable Insurance Products Trust and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 59 (File No. 33-70742) filed on March 20, 2009.

(f) N/A

(g) Mutual Fund Custody and Services Agreement dated August 31, 2007, as amended, by and between Lincoln Variable Insurance Products Trust and Mellon Bank, N.A. incorporated herein by reference to Post-Effective amendment No. 59 (File No. 33-70742) filed on March 20, 2009.

(h) 1. Fund Accounting and Financial Administration Services Agreement dated October 1, 2007, as amended, between Lincoln Variable Insurance Products Trust and Mellon Bank, N.A. incorporated herein by reference to Post-Effective Amendment No. 50 (File No. 33-70742) Filed on March 20, 2009.

   2. a. Fund Accounting and Financial Administration Oversight Agreement dated October 1, 2007, as amended, between Lincoln Variable Insurance Products Trust and Delaware Service Company incorporated herein by reference to Post-Effective Amendment No. 61 (File No. 33-70742) filed on April 15, 2009.

     b. Amendment No. 1 dated December 29, 2009 to Fund Accounting and Financial Administration Oversight Agreement incorporated herein by reference to Post-Effective Amendment No. 71 (File No. 33-70742) filed on January 29, 2010.

     c. Amendment No. 2 effective April 30, 2010 to Fund Accounting and Financial Administration Oversight Agreement filed herein as Exhibit 28(h)(2)(c).

     d. Form of Amendment No. 3 to Fund Accounting and Financial Administration Oversight Agreement filed herein as Exhibit 28(h)(2)(d). Because the actual amendment to the agreement is not yet available, it will be filed in a subsequent amendment. The actual amendment to the agreement will include signatures and may include other immaterial changes to the preliminary form of amendment.

   3. a. Fund Participation Agreement dated May 1, 2003, as amended, between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment 21 File No. 333-68842) filed on Form N-14 on April 3, 2009.

     b. Amendment dated July 30, 2010 to Fund Participation Agreement (Lincoln
Life) filed herein as Exhibit 28(h)(3)(b).

   4. a. Fund Participation Agreement, as amended, between Lincoln Life & Annuity Company of New York and Lincoln Variable Insurance Products Trust Post-Effective Amendment No. 6 (333-145531) on Form N-4 on April 9, 2009.

     b. Amendment dated July 30, 2010 to Fund Participation Agreement (Lincoln New York) filed herein as Exhibit 28(h)(4)(b).

   5. Administration Agreement dated January 1, 2009, as amended, between Lincoln Variable Insurance Products Trust and The Lincoln National Life Insurance Company filed herein as Exhibit 28(h)(5).

   6. Expense Limitation Agreement dated July 30, 2010 (LVIP SSgA Funds fund of funds only) between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Product Trust filed herein as Exhibit 28(h)(6).


   (i) a. Opinion of Counsel dated April 4, 2003 regarding issuance of shares incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

      b. Opinion of Counsel dated April 27, 2007 regarding issuance of shares incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

(j) Consent of independent registered public accounting firm filed herein as
         Exhibit 28(j).

(k) N/A

(l) N/A

(m) 1. Service Class Distribution and Service Plan filed herein as Exhibit 28(m)(1).

   2. Distribution Services Agreement dated May 1, 2008, as amended, between Lincoln Variable Insurance Products Trust and Lincoln Financial Distributors, Inc. filed herein as Exhibit 28(m)(2).

(n) Multiple Class Plan effective July 30, 2010 filed herein as Exhibit 28(n).

(o) N/A

(p) 1. Code of Ethics for Lincoln Variable Insurance Products Trust and Lincoln Investment Advisors Corporation dated March 8, 2010 incorporated herein by reference to Post-Effective Amendment No. 80 (File No. 33-70742) filed on April 15, 2010.

   2. Code of Ethics for Lincoln Financial Distributors, Inc. effective August 2007 incorporated herein by reference to Post-Effective Amendment No. 42 (File No. 33-70742) filed on April 18, 2008.

   3. Code of Ethics for SSgA Funds Management, Inc. dated November 1, 2009 incorporated herein by reference to Post-Effective Amendment No. 82 (File No. 33-70742) filed on April 15, 2010.

(q) Power of Attorney dated March 8, 2010 incorporated herein by reference to Post-Effective Amendment No. 80 (File No. 33-70742) filed on April 15, 2010.

(r) Organizational Chart of Lincoln National Insurance Holding Company System incorporated incorporated herein by reference to Post-Effective Amendment No. 16 filed on Form N-4 (File No. 333-138190) filed on June 30, 2010.

Item 29. Persons Controlled by or Under Common Control with Registrant

   See "Management of the Funds" and "Purchase and Redemption of Fund Shares" in the General Prospectus Disclosure forming Part A of this Registration Statement and "Investment Adviser and Sub-Advisers" in the Statement of Additional Information Disclosure forming Part B of this Registration Statement. As of the date of this Post-Effective Amendment, the shareholders of the Trust are The Lincoln National Life Insurance Company for its Variable Annuity Accounts C, E, H, L, N, and Q; and for its Flexible Premium Variable Life Accounts JF-A, JF-C, M, R, and S; and Lincoln Life & Annuity Company of New York for its Variable Annuity Accounts H, L, and N; and for its Flexible Premium Variable Life Accounts JA-B, M, R, and S. The LVIP Wilshire Profile Funds (Conservative, Moderate, Moderately Aggressive, 2010, 2020, 2030 and 2040 Profile Funds) and the LVIP SSgA fund of funds (LVIP SSgA Conservative Index Allocation Fund, LVIP SSgA Conservative Structured Allocation Fund, LVIP SSgA Global Tactical Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Moderate Structured Allocation Fund, LVIP SSgA Moderately Aggressive Index Allocation Fund, LVIP SSgA Moderately Aggressive Structured Allocation
   Fund) may also invest in other of the Trust's series of funds.

   No persons are controlled by the Registrant. A diagram of all persons under common control with the Registrant is filed as Exhibit 28(r) to this Registration Statement.

Item 30. Indemnification

   As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940 and pursuant to Article VI of the Trust's By-Laws [Exhibit 28(b) to the Registration Statement], officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Subject to the standards set forth in the governing instrument of the Trust, Section 3817 of Title 12, Part V, Chapter 38, of the Delaware Code permits indemnification of trustees or other persons from and against all claims and demands.

   Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

   The Registrant will purchase an insurance policy insuring its officers, trustees and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure the Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

   Section 9 of the Investment Management Agreement [(Exhibit 28(d)(1)(a)] to the Registration Statement) limits the liability of Lincoln Investment Advisors Corporation (LIAC) to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of its respective duties or from reckless disregard by LIAC of its respective obligations and duties under the agreement. Certain other agreements to which the Lincoln Variable Insurance Products Trust is a party also contain indemnification provisions.

   The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 31. Business and Other Connections of Investment Adviser

   Information pertaining to any business and other connections of Registrant's investment adviser, Lincoln Investment Advisors Corporation
   (LIAC), is hereby incorporated by reference from the section captioned "Management of the Funds" in the General Prospectus Disclosure forming Part A of this Registration Statement, the section captioned "Investment Adviser and Sub-Advisers" in the Statement of Additional Information (SAI) Disclosure forming Part B of this Registration Statement, and Item 7 of
   Part II of Lincoln Investment Advisors Corporation's (LIAC's) Form ADV filed separately with the Securities and Exchange Commission. Information pertaining to any business and other connections of Registrant's sub-adviser and sub-advisory consultant, SSgA Funds Management, Inc.
   (SSgA), is incorporated by reference from the section captioned "Management of the Funds" of the General Prospectus Disclosure forming Part A of this Registration Statement and the section of the SAI Disclosure captioned "Investment Adviser and Sub-Advisers" forming Part B of this Registration Statement and Item 7 of Part II of the Form ADV of SSgA filed separately with the Securities and Exchange Commission.

   The other businesses, profession, vocations, and employment of a substantial nature, during the past two years, of the directors and officers of LIAC and SSgA are hereby incorporated by reference respectively, from Schedules A and D of LIAC's Form ADV and from Schedules A and D of the Form ADV of DMC.

Item 32. Principal Underwriters

   (a) Lincoln Financial Distributors, Inc. (LFD) currently serves as
      Principal Underwriter for Lincoln Variable Insurance Products Trust. LFD also serves as the Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln Life Flexible Premium Variable Life Account F; Lincoln Life Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; and Lincoln Life Flexible Premium Variable Life Account Z.

     Lincoln Financial Distributors, Inc. also serves as Principal Underwriter for: Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account M; LLANY Separate Account N for Variable Annuities; LLANY Account Q for Variable Annuities; LLANY Separate Account R for Flexible Premium Variable Life Insurance; and LLANY Separate Account S for Flexible Premium Variable Life Insurance..

     (b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name                       Positions and Offices with Underwriter
------------------------   ------------------------------------------------
Wilford H. Fuller*         President, Chief Executive Officer and Director
David M. Kittredge*        Senior Vice President
Anant Bhalla*              Vice President and Treasurer
Patrick J. Caulfield**     Vice President and Chief Compliance Officer
Joel Schwartz*             Vice President and Director
Keith J. Ryan***           Vice President and Chief Financial Officer
Patricia A. Insley*        Vice President and Director
Thomas O'Neill*            Director
Linda E. Woodward***       Secretary

    * Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor PA 19087

         ** Principal Business address is 350 Church Street, Hartford, CT 06103

     *** Principal Business address is 1300 South Clinton Street, Ft. Wayne, IN 46802


     (c) n/a


Item 33. Location of Accounts and Records

   All accounts, books, and other documents required to be maintained by
   Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802; the investment adviser, Lincoln Investment Advisors Corporation, One Granite Place, COncord, New Hampshire 03301; and the sub-adviser and sub-advisory consultant, SSgA Funds Management, Inc., One Lincoln Street, Boston, Massachusetts 02111; and the Trust's custodian, The Bank of New York Mellon, One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258. Also, accounts, books, and other documents are maintained by The Bank of New York Mellon (the Trust's accounting services provider), 135 Santilli Highway, Everett, Massachusetts 02149-1950; and Delaware Service Company, Inc. (the Trust's fund accounting and financial administration oversight provider), One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Item 34. Management Services

     Not applicable.

Item 35. Undertakings

     Not applicable.

                                 SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 91 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Fort Wayne, and State of Indiana on this 29th day of July, 2010.


      LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
            LVIP SSgA Conservative Index Allocation Fund
            LVIP SSgA Moderate Index Allocation Fund
            LVIP SSgA Moderately Aggressive Index Allocation Fund
            LVIP SSgA Conservative Structured Allocation Fund
            LVIP SSgA Moderate Structured Allocation Fund
            LVIP SSgA Moderately Aggressive Structured Allocation
            Fund
            LVIP SSgA Global Tactical Allocation Fund (formerly, LVIP
            Wilshire Aggressive Profile Fund)
      By:   /s/ Daniel R. Hayes
            ------------------------------------
            Daniel R. Hayes
            President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities indicated on July 29, 2010.


Signature                        Title
/s/ Daniel R. Hayes              Chairman of the Board, President and Trustee
------------------------------
                                 (Principal Executive Officer)
Daniel R. Hayes
------------------------------
* /s/ William P. Flory, Jr.      Chief Accounting Officer
------------------------------
                                 (Principal Accounting Officer and Principal Financial Officer)
William P. Flory, Jr.
*/s/ Michael D. Coughlin         Trustee
------------------------------
Michael D. Coughlin
*/s/ Nancy J. Frisby             Trustee
------------------------------
Nancy J. Frisby
*/s/ Elizabeth S. Hager          Trustee
------------------------------
Elizabeth S. Hager
*/s/ Gary D. Lemon               Trustee
------------------------------
Gary D. Lemon
*/s/ Thomas D. Rath              Trustee
------------------------------
Thomas D. Rath
*/s/ Kenneth G. Stella           Trustee
------------------------------
Kenneth G. Stella
*/s/ David H. Windley            Trustee
------------------------------
David H. Windley
*By: /s/ Cynthia A. Rose         Attorney-in-Fact
 ---------------------------
  Cynthia A. Rose

EXHIBIT
 INDEX
28(d)(1)(a)   Investment Management Agreement
28(d)(1)(b)   Advisory Fee Waiver Agreement (excluding LVIP SSgA Global Tactical
              Allocation Fund)
28(d)(2)      Sub-Advisory Consulting Agreement (excluding LVIP SSgA Global
              Tactical Allocation Fund)
28(d)(3)      Sub-Advisory Agreement (LVIP SSgA Global Tactical Allocation Fund
              only)
28(h)(2)(c)   Amendment No. 2 to Accounting and Financial Administration
              Oversight Agreement
28(h)(2)(d)   Form of Amendment No. 3 to Accounting and Financial Administration
              Oversight Agreement
28(h)(3)(b)   Amendment to Fund Participation Agreement (LNL)
28(h)(4)(b)   Amendment to Fund Participation Agreement (LNY)
28(h)(5)      Administration Agreement
28(h)(6)      Expense Limitation Agreement
28(j)         Consent of Independent Registered Public Accounting Firm
28(m)(1)      Service Class Distribution and Service Plan
28(m)(2)      Distribution Services Agreement (LVIP & LFD)
28(n)         Multiple Class Plan

                                                         LVIP SSgA fund of funds